JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 33.5%
Aerospace & Defense — 0.5%
Airbus Finance BV (France) 2.70%, 4/17/2023 (a)	589	612
Airbus SE (France)
3.15%, 4/10/2027 (a)	655	705
3.95%, 4/10/2047 (a)	150	162
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (a)	764	724
3.00%, 9/15/2050 (a)	2,994	2,800
Boeing Co. (The)
1.17%, 2/4/2023	1,115	1,120
1.95%, 2/1/2024	965	992
1.43%, 2/4/2024	2,275	2,283
2.85%, 10/30/2024	2,200	2,319
2.75%, 2/1/2026	2,445	2,546
2.20%, 2/4/2026	17,940	18,017
3.10%, 5/1/2026	1,330	1,415
2.70%, 2/1/2027	6,025	6,239
5.04%, 5/1/2027	8,825	10,174
BWX Technologies, Inc. 5.38%, 7/15/2026 (a)	1,274	1,313
Howmet Aerospace, Inc.
5.13%, 10/1/2024	3,362	3,677
5.95%, 2/1/2037	4,161	4,827
Lockheed Martin Corp.
3.80%, 3/1/2045	600	671
4.09%, 9/15/2052	2,500	2,980
Precision Castparts Corp. 3.25%, 6/15/2025	2,017	2,197
Raytheon Technologies Corp.
3.95%, 8/16/2025	240	268
4.50%, 6/1/2042	3,181	3,804
4.35%, 4/15/2047	4,986	5,860
Rolls-Royce plc (United Kingdom) 5.75%, 10/15/2027 (a)	1,747	1,879
Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (a)	1,075	1,150
TransDigm, Inc.
6.25%, 3/15/2026 (a)	5,640	5,945
5.50%, 11/15/2027	1,500	1,564
Triumph Group, Inc.
6.25%, 9/15/2024 (a)	1,475	1,501
7.75%, 8/15/2025	2,364	2,417

		90,161

Air Freight & Logistics — 0.1%
XPO Logistics, Inc.
6.75%, 8/15/2024 (a)	6,479	6,772
6.25%, 5/1/2025 (a)	4,456	4,765

		11,537

Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	2,510	2,642
5.75%, 4/20/2029 (a)	2,174	2,332
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	3,931	4,158
Delta Air Lines, Inc.
4.50%, 10/20/2025 (a)	1,135	1,226
4.75%, 10/20/2028 (a)	1,589	1,734
United Airlines Holdings, Inc.
5.00%, 2/1/2024	3,104	3,217
4.88%, 1/15/2025	2,241	2,297
United Airlines, Inc. 4.38%, 4/15/2026 (a)	2,345	2,430

		20,036

Auto Components — 0.2%
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	250	261
5.88%, 6/1/2029 (a)	3,625	3,933
3.75%, 1/30/2031 (a)	1,245	1,195
American Axle & Manufacturing, Inc. 6.25%, 4/1/2025	5,185	5,355
Clarios Global LP 6.25%, 5/15/2026 (a)	2,753	2,939
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024 (a)	584	660
5.63%, 11/15/2026 (a)	4,490	3,861
Dana Financing Luxembourg SARL 5.75%, 4/15/2025 (a)	4,125	4,244
Dana, Inc. 5.63%, 6/15/2028	1,350	1,456
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029 (a)	1,755	1,790
5.25%, 4/30/2031	1,815	1,851
Icahn Enterprises LP
6.38%, 12/15/2025	3,382	3,488
6.25%, 5/15/2026	957	1,012
5.25%, 5/15/2027	1,490	1,528

		33,573

Automobiles — 0.2%
Daimler Finance North America LLC (Germany) 3.30%, 5/19/2025 (a)	500	541
General Motors Co.
6.13%, 10/1/2025	550	654
5.15%, 4/1/2038	3,970	4,679
Hyundai Capital America
0.80%, 1/8/2024 (a)	13,230	13,204
4.30%, 2/1/2024 (a)	2,000	2,169
1.80%, 10/15/2025 (a)	4,110	4,161
3.00%, 2/10/2027 (a)	4,000	4,233
2.38%, 10/15/2027 (a)	1,120	1,140
1.80%, 1/10/2028 (a)	5,390	5,279
Nissan Motor Co. Ltd. (Japan) 4.35%, 9/17/2027 (a)	3,509	3,835

		39,895

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Banks — 5.5%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	14,000	15,749
AIB Group plc (Ireland) (ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (b)	1,940	2,111
ANZ New Zealand Int’l Ltd. (New Zealand)
3.40%, 3/19/2024 (a)	1,200	1,294
3.45%, 7/17/2027 (a)	889	986
2.55%, 2/13/2030 (a)	397	409
ASB Bank Ltd. (New Zealand) 3.13%, 5/23/2024 (a)	615	659
Banco Bilbao Vizcaya Argentaria SA (Spain) 1.13%, 9/18/2025	4,000	3,983
Banco Santander SA (Spain)
3.13%, 2/23/2023	1,600	1,671
1.85%, 3/25/2026	2,400	2,436
4.38%, 4/12/2028	3,400	3,844
2.75%, 12/3/2030	1,000	982
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (b)	5,000	5,353
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (b) (c) (d)	1,980	2,200
4.00%, 1/22/2025	7,677	8,469
(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 3/15/2025 (b)	8,380	9,014
Series L, 3.95%, 4/21/2025	1,326	1,464
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (b)	519	557
(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025 (b)	11,100	11,689
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (b)	6,000	6,514
4.45%, 3/3/2026	1,294	1,476
(SOFR + 1.01%), 1.20%, 10/24/2026 (b)	3,500	3,490
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (b)	3,175	3,220
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (b)	25,260	27,774
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (b)	1,000	1,108
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (b)	3,655	3,993
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (b)	13,000	14,539
(ICE LIBOR USD 3 Month + 1.21%), 3.97%, 2/7/2030 (b)	745	836
(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 2/13/2031 (b)	12,400	12,477
(SOFR + 1.53%), 1.90%, 7/23/2031 (b)	12,000	11,467
(SOFR + 1.37%), 1.92%, 10/24/2031 (b)	7,380	7,050
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (b)	14,000	14,126
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	12,845	13,024
6.98%, 3/7/2037	1,500	2,018
(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 4/23/2040 (b)	1,535	1,751
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	12,665	11,967
Series L, 4.75%, 4/21/2045	2,000	2,439
(ICE LIBOR USD 3 Month + 3.15%), 4.08%, 3/20/2051 (b)	3,500	3,985
Bank of Montreal (Canada)
Series E, 3.30%, 2/5/2024	2,500	2,688
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (b)	372	411
Bank of Nova Scotia (The) (Canada)
(ICE LIBOR USD 3 Month + 2.65%), 4.65%, 10/12/2022 (b) (c) (d)	4,800	4,872
2.20%, 2/3/2025	1,738	1,818
1.30%, 6/11/2025	2,080	2,103
2.70%, 8/3/2026	1,660	1,779
Banque Federative du Credit Mutuel SA (France) 3.75%, 7/20/2023 (a)	2,770	2,962
Barclays plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.36%), 4.34%, 5/16/2024 (b)	800	856
4.38%, 9/11/2024	1,150	1,260
BNP Paribas SA (France)
3.80%, 1/10/2024 (a)	2,000	2,160

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	558	577
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (b)	442	437
(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (b)	3,000	2,982
(SOFR + 1.51%), 3.05%, 1/13/2031 (a) (b)	2,960	3,071
Canadian Imperial Bank of Commerce (Canada)
3.10%, 4/2/2024	921	985
2.25%, 1/28/2025	3,100	3,252
Capital One Bank USA NA 3.38%, 2/15/2023	1,400	1,469
CIT Group, Inc.
5.00%, 8/1/2023	2,694	2,927
4.75%, 2/16/2024	1,105	1,202
6.13%, 3/9/2028	1,802	2,180
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (b) (c) (d)	581	611
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (b) (c) (d)	1,652	1,776
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025 (b) (c) (d)	146	150
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (b) (c) (d)	700	769
6.88%, 6/1/2025	645	783
7.00%, 12/1/2025	1,115	1,377
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (b) (c) (d)	8,450	8,619
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (b) (c) (d)	15,310	15,425
(SOFR + 2.84%), 3.11%, 4/8/2026 (b)	2,500	2,683
4.30%, 11/20/2026	2,500	2,834
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (b)	15,910	17,753
6.63%, 1/15/2028	838	1,074
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (b)	803	887
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (b)	6,945	7,633
(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (b)	3,600	4,049
(SOFR + 1.42%), 2.98%, 11/5/2030 (b)	8,090	8,465
(SOFR + 1.15%), 2.67%, 1/29/2031 (b)	2,600	2,648
(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	17,210	19,789
(SOFR + 2.11%), 2.57%, 6/3/2031 (b)	5,000	5,058
(SOFR + 1.17%), 2.56%, 5/1/2032 (b)	1,090	1,093
(SOFR + 4.55%), 5.32%, 3/26/2041 (b)	7,000	9,135
Citizens Bank NA 3.70%, 3/29/2023	2,090	2,209
Comerica, Inc. 4.00%, 2/1/2029	1,500	1,694
Cooperatieve Rabobank UA (Netherlands) 4.63%, 12/1/2023	1,650	1,812
Credit Agricole SA (France)
4.38%, 3/17/2025 (a)	5,765	6,355
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (b) (c) (d)	3,840	4,654
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	5,080	5,201
2.81%, 1/11/2041 (a)	1,015	928
Danske Bank A/S (Denmark)
2.70%, 3/2/2022 (a)	619	630
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (a) (b)	14,829	14,906
DNB Bank ASA (Norway)
2.15%, 12/2/2022 (a)	1,500	1,543
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (b)	3,590	3,571
Fifth Third Bank NA
3.95%, 7/28/2025	500	562
3.85%, 3/15/2026	234	260
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (b)	1,250	1,334
4.25%, 8/18/2025	1,333	1,480
4.30%, 3/8/2026	3,581	4,060
(SOFR + 1.54%), 1.64%, 4/18/2026 (b)	10,520	10,692
3.90%, 5/25/2026	506	564

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(SOFR + 1.29%), 1.59%, 5/24/2027 (b)	5,000	5,018
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (b)	11,837	13,159
(SOFR + 1.73%), 2.01%, 9/22/2028 (b)	15,820	15,837
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (b)	16,630	18,354
(SOFR + 1.19%), 2.80%, 5/24/2032 (b)	5,890	5,945
6.50%, 5/2/2036	1,265	1,711
6.10%, 1/14/2042	715	1,006
Huntington Bancshares, Inc. 2.55%, 2/4/2030	2,500	2,563
Industrial & Commercial Bank of China Ltd. (China) 2.45%, 10/20/2021	400	403
ING Groep NV (Netherlands)
(USD ICE Swap Rate 5 Year + 5.12%), 6.87%, 4/16/2022 (b) (c) (d) (e)	2,957	3,079
3.55%, 4/9/2024	440	476
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026 (a) (b)	1,210	1,219
(SOFR + 1.01%), 1.73%, 4/1/2027 (b)	2,245	2,273
KeyBank NA
3.18%, 5/22/2022	1,621	1,667
3.40%, 5/20/2026	1,545	1,689
KeyCorp 2.25%, 4/6/2027	1,290	1,340
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (b)	2,650	2,742
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (b)	3,060	3,072
4.38%, 3/22/2028	633	724
(ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/7/2028 (b)	4,500	4,910
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.00%, 2/22/2022	413	421
2.67%, 7/25/2022	2,150	2,208
3.76%, 7/26/2023	4,582	4,909
2.53%, 9/13/2023	423	443
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.85%, 9/15/2024 (b)	3,000	3,018
1.41%, 7/17/2025	1,460	1,480
3.20%, 7/18/2029	2,605	2,800
3.75%, 7/18/2039	3,145	3,482
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.00%), 3.92%, 9/11/2024 (b)	2,000	2,147
(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (b)	4,400	4,561
National Australia Bank Ltd. (Australia)
3.38%, 1/14/2026	3,248	3,587
2.33%, 8/21/2030 (a)	1,330	1,278
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (b)	2,605	2,790
National Bank of Canada (Canada) 2.15%, 10/7/2022 (a)	1,800	1,845
Natwest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (b)	12,000	13,094
4.80%, 4/5/2026	7,481	8,602
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (b)	8,215	8,657
NatWest Markets plc (United Kingdom) 0.80%, 8/12/2024 (a)	2,080	2,083
Nordea Bank Abp (Finland)
4.25%, 9/21/2022 (a)	886	930
3.75%, 8/30/2023 (a)	1,250	1,338
PNC Bank NA 2.70%, 10/22/2029	4,150	4,299
PNC Financial Services Group, Inc. (The)
2.60%, 7/23/2026	2,000	2,135
2.55%, 1/22/2030	1,975	2,046
Royal Bank of Canada (Canada)
2.25%, 11/1/2024	2,600	2,738
4.65%, 1/27/2026	423	488
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.79%), 1.09%, 3/15/2025 (b)	3,260	3,282
(SOFR + 1.48%), 2.90%, 3/15/2032 (b)	6,805	6,917

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Societe Generale SA (France)
3.88%, 3/28/2024 (a)	1,585	1,716
2.63%, 10/16/2024 (a)	19,506	20,505
2.63%, 1/22/2025 (a)	11,635	12,200
4.25%, 4/14/2025 (a)	8,625	9,410
4.75%, 11/24/2025 (a)	6,630	7,427
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (b)	11,590	11,527
3.00%, 1/22/2030 (a)	4,000	4,115
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (a) (b)	800	819
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023 (a) (b)	2,825	2,848
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (b)	1,200	1,265
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (b)	10,365	10,911
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (b)	9,915	9,803
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.75%, 7/19/2023	1,250	1,338
3.94%, 10/16/2023	654	709
4.44%, 4/2/2024 (a)	1,200	1,315
1.47%, 7/8/2025	1,500	1,522
3.04%, 7/16/2029	1,395	1,478
2.75%, 1/15/2030	3,500	3,632
Sumitomo Mitsui Trust Bank Ltd. (Japan) 1.05%, 9/12/2025 (a)	2,350	2,334
Svenska Handelsbanken AB (Sweden) 3.90%, 11/20/2023	2,600	2,830
Toronto-Dominion Bank (The) (Canada) 1.15%, 6/12/2025	2,000	2,019
Truist Bank
3.20%, 4/1/2024	1,250	1,344
2.15%, 12/6/2024	500	525
Truist Financial Corp.
3.75%, 12/6/2023	1,600	1,729
4.00%, 5/1/2025	1,857	2,069
UniCredit SpA (Italy)
3.75%, 4/12/2022 (a)	2,000	2,053
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	13,550	13,557
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (a) (b)	10,390	10,359
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (a) (b)	10,000	11,937
US Bancorp
Series X, 3.15%, 4/27/2027	1,660	1,816
3.00%, 7/30/2029	1,325	1,414
Wachovia Corp.
6.61%, 10/1/2025	1,650	2,012
7.57%, 8/1/2026 (f)	515	664
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (b)	1,000	1,043
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (b) (c) (d)	16,210	16,616
3.00%, 10/23/2026	15,235	16,514
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (b)	15,228	16,552
4.30%, 7/22/2027	173	198
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)	4,475	4,944
(SOFR + 2.10%), 2.39%, 6/2/2028 (b)	2,000	2,078
4.15%, 1/24/2029	5,000	5,711
(SOFR + 1.43%), 2.88%, 10/30/2030 (b)	8,700	9,114
(SOFR + 1.26%), 2.57%, 2/11/2031 (b)	15,700	16,053
(SOFR + 2.53%), 3.07%, 4/30/2041 (b)	16,505	16,464
5.38%, 11/2/2043	853	1,098
4.90%, 11/17/2045	6,610	8,091
4.40%, 6/14/2046	3,016	3,491
Westpac Banking Corp. (Australia)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (b)	2,000	2,078
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (b)	1,000	1,115

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.42%, 7/24/2039	520	600

		890,908

Beverages — 0.5%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	13,415	15,983
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.00%, 4/13/2028	11,690	13,269
4.75%, 1/23/2029	14,657	17,281
4.38%, 4/15/2038	5,000	5,716
3.75%, 7/15/2042	5,500	5,768
4.44%, 10/6/2048	3,000	3,408
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	1,380	1,416
1.85%, 9/1/2032	500	469
Constellation Brands, Inc. 4.65%, 11/15/2028	3,000	3,495
Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	365	401
Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050	3,160	3,186
Keurig Dr Pepper, Inc.
3.40%, 11/15/2025	1,700	1,869
2.55%, 9/15/2026	507	539
3.43%, 6/15/2027	225	247
4.60%, 5/25/2028	4,110	4,792
3.80%, 5/1/2050	2,808	2,988

		80,827

Biotechnology — 0.7%
AbbVie, Inc.
2.80%, 3/15/2023	500	517
2.60%, 11/21/2024	11,755	12,451
3.60%, 5/14/2025	5,000	5,468
2.95%, 11/21/2026	19,970	21,432
3.20%, 11/21/2029	8,526	9,145
4.05%, 11/21/2039	9,103	10,184
4.63%, 10/1/2042	3,900	4,640
Amgen, Inc. 2.20%, 2/21/2027	215	224
Biogen, Inc.
2.25%, 5/1/2030	10,482	10,338
3.15%, 5/1/2050	2,040	1,899
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	4,435	4,358
Gilead Sciences, Inc.
1.65%, 10/1/2030	8,580	8,129
2.60%, 10/1/2040	5,200	4,860
4.50%, 2/1/2045	6,500	7,611
2.80%, 10/1/2050	3,800	3,437
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	10,315	9,004

		113,697

Building Products — 0.1%
CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027 (a)	200	219
Griffon Corp. 5.75%, 3/1/2028	4,355	4,595
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	350	362
4.75%, 1/15/2028 (a)	4,343	4,513
3.38%, 1/15/2031 (a)	3,156	2,994
Summit Materials LLC
5.13%, 6/1/2025 (a)	2,140	2,167
5.25%, 1/15/2029 (a)	1,525	1,609
Trane Technologies Co. LLC 7.20%, 6/1/2025	60	69

		16,528

Capital Markets — 2.4%
Bank of New York Mellon Corp. (The) 3.25%, 5/16/2027	1,200	1,322
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	159	189
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	1,265	1,394
4.85%, 3/29/2029	280	325
4.70%, 9/20/2047	645	753
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (b) (c) (d)	16,645	17,311
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (b) (c) (d)	19,160	19,256
Credit Suisse AG (Switzerland)
1.00%, 5/5/2023	1,000	1,012
2.95%, 4/9/2025	650	698
Credit Suisse Group AG (Switzerland)
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (a) (b) (c) (d)	12,300	13,607
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (b)	250	261
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (b)	300	308
(SOFR + 0.98%), 1.31%, 2/2/2027 (a) (b)	1,890	1,851
4.28%, 1/9/2028 (a)	14,706	16,354
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (a) (b)	831	906
(SOFR + 1.73%), 3.09%, 5/14/2032 (a) (b)	20,755	21,062

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Daiwa Securities Group, Inc. (Japan) 3.13%, 4/19/2022 (a)		1,098	1,124
Deutsche Bank AG (Germany)
4.25%, 10/14/2021		1,850	1,876
(SOFR + 2.16%), 2.22%, 9/18/2024 (b)		2,620	2,695
Goldman Sachs Group, Inc. (The)
3.50%, 1/23/2025		2,566	2,786
3.50%, 4/1/2025		16,930	18,458
3.75%, 5/22/2025		4,789	5,271
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (b)		1,612	1,738
4.25%, 10/21/2025		364	409
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (b) (c) (d)		5,040	5,048
3.50%, 11/16/2026		15,000	16,389
(SOFR + 0.79%), 1.09%, 12/9/2026 (b)		3,140	3,107
3.85%, 1/26/2027		1,664	1,845
(SOFR + 0.80%), 1.43%, 3/9/2027 (b)		20,395	20,416
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (b)		6,079	6,722
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (b)		9,035	10,254
(SOFR + 1.28%), 2.62%, 4/22/2032 (b)		9,495	9,569
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (b)		15,310	17,292
(SOFR + 1.51%), 3.21%, 4/22/2042 (b)		2,260	2,285
Jefferies Group LLC
6.45%, 6/8/2027		104	130
6.25%, 1/15/2036		950	1,246
Lehman Brothers Holdings, Inc.
8.00%, 8/1/2015 (g)		295	2
3.60%, 12/30/2016 (g)		235	2
5.75%, 5/17/2049 (g)		1,000	7
LPL Holdings, Inc. 4.00%, 3/15/2029 (a)		1,860	1,848
Macquarie Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (b)		800	941
Morgan Stanley
4.88%, 11/1/2022		3,500	3,717
4.10%, 5/22/2023		750	802
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (b)		2,240	2,379
3.70%, 10/23/2024		1,241	1,362
(SOFR + 1.15%), 2.72%, 7/22/2025 (b)		12,464	13,221
4.00%, 7/23/2025		2,677	2,993
5.00%, 11/24/2025		1,617	1,876
3.88%, 1/27/2026		4,268	4,780
(SOFR + 1.99%), 2.19%, 4/28/2026 (b)		10,918	11,418
(SOFR + 0.88%), 1.59%, 5/4/2027 (b)		22,160	22,364
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (b)		6,667	7,374
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (b)		3,388	3,767
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (b)		8,282	9,617
(SOFR + 1.14%), 2.70%, 1/22/2031 (b)		15,650	16,151
(SOFR + 1.03%), 1.79%, 2/13/2032 (b)		2,490	2,347
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (b)		5,425	6,501
(SOFR + 1.49%), 3.22%, 4/22/2042 (b)		3,500	3,562
4.38%, 1/22/2047		2,000	2,405
(SOFR + 1.43%), 2.80%, 1/25/2052 (b)		3,145	2,942
MSCI, Inc. 3.63%, 9/1/2030 (a)		1,860	1,876
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025		2,856	2,997
1.85%, 7/16/2025		1,300	1,322
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (b)		1,000	1,089
Nuveen LLC 4.00%, 11/1/2028 (a)		710	809
S&P Global, Inc. 3.25%, 12/1/2049		2,500	2,567
TD Ameritrade Holding Corp. 2.75%, 10/1/2029		800	845
UBS Group AG (Switzerland)
(EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022 (b) (c) (d) (e)	EUR	11,400	14,388

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (b)	1,303	1,341
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (b)	8,895	8,866
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (b)	16,300	17,216

		400,963

Chemicals — 0.4%
Air Products and Chemicals, Inc. 2.70%, 5/15/2040	800	782
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	5,239	5,488
CF Industries, Inc. 4.95%, 6/1/2043	3,904	4,417
Chemours Co. (The)
7.00%, 5/15/2025	3,955	4,065
5.75%, 11/15/2028 (a)	2,135	2,282
CVR Partners LP 9.25%, 6/15/2023 (a)	5,032	5,019
Dow Chemical Co. (The) 3.50%, 10/1/2024	1,692	1,833
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	2,745	2,753
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	4,580	4,574
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (a)	1,890	1,879
3.27%, 11/15/2040 (a)	1,630	1,617
3.47%, 12/1/2050 (a)	1,270	1,264
LYB International Finance III LLC
3.38%, 5/1/2030	2,000	2,152
3.38%, 10/1/2040	2,000	2,007
3.63%, 4/1/2051	4,160	4,166
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024 (a)	2,300	2,411
5.00%, 5/1/2025 (a)	2,430	2,588
5.25%, 6/1/2027 (a)	4,466	4,779
Nutrien Ltd. (Canada)
2.95%, 5/13/2030	1,435	1,499
4.13%, 3/15/2035	511	574
Olin Corp. 5.63%, 8/1/2029	1,495	1,626
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	2,020	2,118
4.50%, 10/15/2029	3,723	3,877
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	2,853	2,906
Union Carbide Corp. 7.75%, 10/1/2096	1,305	2,098
Valvoline, Inc. 4.25%, 2/15/2030 (a)	1,820	1,856
W.R. Grace & Co.-Conn. 4.88%, 6/15/2027 (a)	3,346	3,522

		74,152

Commercial Services & Supplies — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	4,530	4,462
ADT Security Corp. (The) 4.88%, 7/15/2032 (a)	5,260	5,431
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	3,642	3,640
Aramark Services, Inc.
5.00%, 4/1/2025 (a)	1,100	1,128
5.00%, 2/1/2028 (a)	2,340	2,415
Brink’s Co. (The) 4.63%, 10/15/2027 (a)	2,800	2,870
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	3,000	2,855
GFL Environmental, Inc. (Canada)
3.75%, 8/1/2025 (a)	6,375	6,525
4.00%, 8/1/2028 (a)	800	772
Harsco Corp. 5.75%, 7/31/2027 (a)	1,110	1,163
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 4.00%, 12/21/2065 (a) (b)	5,334	4,474
Nielsen Finance LLC 5.63%, 10/1/2028 (a)	4,710	4,981
Prime Security Services Borrower LLC 5.25%, 4/15/2024 (a)	4,213	4,487
Republic Services, Inc.
4.75%, 5/15/2023	103	111
1.45%, 2/15/2031	2,010	1,848
Stericycle, Inc.
5.38%, 7/15/2024 (a)	1,260	1,299
3.88%, 1/15/2029 (a)	3,560	3,551

		52,012

Communications Equipment — 0.1%
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	3,370	3,397
CommScope, Inc.
5.50%, 3/1/2024 (a)	3,547	3,649
6.00%, 3/1/2026 (a)	6,939	7,289
Plantronics, Inc. 4.75%, 3/1/2029 (a)	2,877	2,741

		17,076

Construction & Engineering — 0.1%
AECOM
5.88%, 10/15/2024	1,130	1,276
5.13%, 3/15/2027	2,676	2,961

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Aeropuerto Internacional de Tocumen SA (Panama) 6.00%, 11/18/2048 (a)	2,795	3,004
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (a)	1,850	1,372
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	4,345	4,323
MasTec, Inc. 4.50%, 8/15/2028 (a)	4,700	4,906

		17,842

Construction Materials — 0.0% (h)
Cemex SAB de CV (Mexico) 3.88%, 7/11/2031 (a)	3,843	3,846
CRH America, Inc. (Ireland) 5.13%, 5/18/2045 (a)	1,249	1,575

		5,421

Consumer Finance — 1.0%
AerCap Ireland Capital DAC (Ireland)
5.00%, 10/1/2021	2,000	2,029
4.45%, 12/16/2021	3,500	3,564
3.50%, 5/26/2022	400	410
4.63%, 7/1/2022	3,040	3,170
4.50%, 9/15/2023	1,780	1,912
6.50%, 7/15/2025	398	466
1.75%, 1/30/2026	2,550	2,511
Ally Financial, Inc.
5.75%, 11/20/2025	6,155	7,079
8.00%, 11/1/2031	1,780	2,514
American Express Co.
3.63%, 12/5/2024	276	303
4.20%, 11/6/2025	3,000	3,408
American Honda Finance Corp. 2.30%, 9/9/2026	320	338
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2023 (a)	11,525	12,230
5.13%, 10/1/2023 (a)	299	323
5.25%, 5/15/2024 (a)	3,120	3,426
5.50%, 1/15/2026 (a)	2,175	2,444
2.13%, 2/21/2026 (a)	8,230	8,136
4.25%, 4/15/2026 (a)	2,215	2,382
Capital One Financial Corp.
3.75%, 4/24/2024	333	362
3.20%, 2/5/2025	200	216
3.75%, 7/28/2026	840	930
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	3,633	3,724
Ford Motor Credit Co. LLC
3.22%, 1/9/2022	3,480	3,515
3.37%, 11/17/2023	1,655	1,708
4.06%, 11/1/2024	3,440	3,637
5.13%, 6/16/2025	1,220	1,335
4.13%, 8/4/2025	6,700	7,101
3.38%, 11/13/2025	1,247	1,277
4.39%, 1/8/2026	3,750	3,995
4.54%, 8/1/2026	8,140	8,765
4.27%, 1/9/2027	3,910	4,114
4.13%, 8/17/2027	3,405	3,558
5.11%, 5/3/2029	1,887	2,069
4.00%, 11/13/2030	4,126	4,208
General Motors Financial Co., Inc. 3.60%, 6/21/2030	10,625	11,381
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 7.25% (PIK), 9/15/2024 (a) (i)	3,694	3,636
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 4.25%, 12/21/2065 (a) (b)	1,790	1,552
John Deere Capital Corp.
2.65%, 6/10/2026	1,000	1,079
2.25%, 9/14/2026	750	795
2.45%, 1/9/2030	3,150	3,265
Navient Corp.
6.13%, 3/25/2024	1,895	2,028
6.75%, 6/25/2025	1,970	2,164
5.00%, 3/15/2027	915	931
OneMain Finance Corp.
7.13%, 3/15/2026	6,558	7,632
6.63%, 1/15/2028	905	1,027
5.38%, 11/15/2029	2,530	2,691
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022 (a)	7,450	7,833
5.50%, 2/15/2024 (a)	4,605	5,061

		158,234

Containers & Packaging — 0.4%
Ardagh Packaging Finance plc
6.00%, 2/15/2025 (a)	276	284
5.25%, 4/30/2025 (a)	417	437
4.13%, 8/15/2026 (a)	9,580	9,809
5.25%, 8/15/2027 (a)	1,725	1,740
Ball Corp.
5.25%, 7/1/2025	2,095	2,370
2.88%, 8/15/2030	1,910	1,824
Berry Global, Inc.
4.88%, 7/15/2026 (a)	3,660	3,866
5.63%, 7/15/2027 (a)	185	196
Crown Americas LLC 4.75%, 2/1/2026	1,855	1,923
Greif, Inc. 6.50%, 3/1/2027 (a)	4,284	4,498
Klabin Austria GmbH (Brazil) 5.75%, 4/3/2029 (e)	1,889	2,128
LABL Escrow Issuer LLC 6.75%, 7/15/2026 (a)	4,605	4,904

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	4,525	4,566
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	3,340	3,628
Reynolds Group Issuer, Inc. 4.00%, 10/15/2027 (a)	6,558	6,444
Sealed Air Corp.
5.25%, 4/1/2023 (a)	625	659
5.13%, 12/1/2024 (a)	2,365	2,574
4.00%, 12/1/2027 (a)	1,875	1,969
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (f)	3,113	3,245
WRKCo, Inc. 4.65%, 3/15/2026	2,500	2,868

		59,932

Distributors — 0.1%
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	3,369	3,514
Wolverine Escrow LLC 9.00%, 11/15/2026 (a)	8,352	8,185

		11,699

Diversified Consumer Services — 0.1%
Service Corp. International
8.00%, 11/15/2021	2,300	2,376
5.13%, 6/1/2029	5,135	5,558
University of Southern California Series A, 3.23%, 10/1/2120	800	740

		8,674

Diversified Financial Services — 0.5%
CK Hutchison International 17 Ltd. (United Kingdom) 2.88%, 4/5/2022 (a)	800	815
CK Hutchison International 19 Ltd. (United Kingdom) 3.63%, 4/11/2029 (a)	1,135	1,238
EDP Finance BV (Portugal) 1.71%, 1/24/2028 (a)	13,425	13,181
GE Capital Funding LLC 4.05%, 5/15/2027	5,000	5,655
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	10,235	11,899
GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (a)	3,623	3,869
Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (a)	257	267
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (a)	4,725	4,741
Mitsubishi HC Capital, Inc. (Japan)
2.65%, 9/19/2022 (a)	200	205
3.96%, 9/19/2023 (a)	1,215	1,311
3.56%, 2/28/2024 (a)	1,900	2,027
ORIX Corp. (Japan)
4.05%, 1/16/2024	300	326
3.25%, 12/4/2024	2,850	3,082
Petronas Capital Ltd. (Malaysia) 2.48%, 1/28/2032 (a)	4,000	3,971
Sabre GLBL, Inc.
9.25%, 4/15/2025 (a)	2,285	2,673
7.38%, 9/1/2025 (a)	400	431
Shell International Finance BV (Netherlands)
3.25%, 5/11/2025	1,098	1,199
2.88%, 5/10/2026	246	267
3.63%, 8/21/2042	6,600	7,267
4.00%, 5/10/2046	3,000	3,411
3.25%, 4/6/2050	3,360	3,423
Siemens Financieringsmaatschappij NV (Germany)
2.00%, 9/15/2023 (a)	2,150	2,227
3.30%, 9/15/2046 (a)	2,000	2,098
Voya Financial, Inc. 5.70%, 7/15/2043	300	398

		75,981

Diversified Telecommunication Services — 1.5%
Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (a)	2,500	2,795
Altice France SA (France) 5.13%, 7/15/2029 (a)	3,336	3,308
AT&T, Inc.
1.65%, 2/1/2028	5,000	4,932
6.88%, 10/15/2031	2,025	2,719
3.50%, 6/1/2041	5,000	5,016
3.10%, 2/1/2043	1,380	1,306
3.50%, 9/15/2053 (a)	4,381	4,157
CCO Holdings LLC
5.75%, 2/15/2026 (a)	4,815	4,979
5.50%, 5/1/2026 (a)	3,245	3,354
5.13%, 5/1/2027 (a)	11,999	12,539
5.88%, 5/1/2027 (a)	400	413
5.00%, 2/1/2028 (a)	9,925	10,384
5.38%, 6/1/2029 (a)	8,896	9,663
4.75%, 3/1/2030 (a)	12,163	12,614
4.50%, 8/15/2030 (a)	1,200	1,223
4.25%, 2/1/2031 (a)	3,250	3,244
Cincinnati Bell, Inc. 8.00%, 10/15/2025 (a)	1,638	1,732
Embarq Corp. 8.00%, 6/1/2036	4,092	4,624
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	5,217	5,543
Intelsat Jackson Holdings SA (Luxembourg)
8.00%, 2/15/2024 (a) (f) (g)	1,760	1,820
8.50%, 10/15/2024 (a) (g)	7,233	4,287

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Level 3 Financing, Inc.
5.25%, 3/15/2026	2,557	2,636
4.63%, 9/15/2027 (a)	5,707	5,862
Lumen Technologies, Inc.
5.63%, 4/1/2025	1,197	1,284
5.13%, 12/15/2026 (a)	10,925	11,317
4.00%, 2/15/2027 (a)	6,858	6,944
Sprint Capital Corp. 8.75%, 3/15/2032	8,352	12,382
Switch Ltd. 3.75%, 9/15/2028 (a)	5,510	5,470
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	1,061	1,225
6.00%, 9/30/2034	3,048	3,368
7.72%, 6/4/2038	190	249
Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	4,990	5,427
Verizon Communications, Inc.
2.63%, 8/15/2026	79	84
2.10%, 3/22/2028	3,270	3,313
4.33%, 9/21/2028	2,156	2,478
4.02%, 12/3/2029	12,013	13,575
1.68%, 10/30/2030	14,010	13,148
2.55%, 3/21/2031	10,395	10,453
2.65%, 11/20/2040	14,625	13,475
3.40%, 3/22/2041	18,750	19,067
2.88%, 11/20/2050	6,205	5,593
2.99%, 10/30/2056	545	486
3.70%, 3/22/2061	2,395	2,417
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	5,778	6,175
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	4,603	4,499

		251,579

Electric Utilities — 1.8%
AEP Texas, Inc. Series E, 6.65%, 2/15/2033	750	1,001
AEP Transmission Co. LLC
3.15%, 9/15/2049	485	483
Series M, 3.65%, 4/1/2050	2,000	2,158
AES Panama Generation Holdings SRL (Panama) 4.38%, 5/31/2030 (a)	980	1,005
Alabama Power Co.
6.13%, 5/15/2038	891	1,237
5.50%, 3/15/2041	1,250	1,639
Series A, 4.30%, 7/15/2048	350	418
Appalachian Power Co. Series Y, 4.50%, 3/1/2049	315	372
Arizona Public Service Co.
4.70%, 1/15/2044	150	180
4.25%, 3/1/2049	1,000	1,165
Baltimore Gas and Electric Co.
4.25%, 9/15/2048	1,400	1,669
3.20%, 9/15/2049	1,475	1,496
2.90%, 6/15/2050	840	800
CenterPoint Energy Houston Electric LLC Series AD, 2.90%, 7/1/2050	2,000	1,926
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (a)	720	789
Cleveland Electric Illuminating Co. (The) 5.50%, 8/15/2024	200	228
Comision Federal de Electricidad (Mexico) 3.35%, 2/9/2031 (a)	11,948	11,769
Commonwealth Edison Co. 4.00%, 3/1/2048	300	346
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	1,686	1,960
DTE Electric Co. 3.95%, 6/15/2042	381	423
Duke Energy Carolinas LLC
3.70%, 12/1/2047	1,000	1,093
3.20%, 8/15/2049	3,310	3,341
Duke Energy Florida LLC
3.80%, 7/15/2028	600	670
1.75%, 6/15/2030	1,000	968
5.90%, 3/1/2033	412	536
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	2,235	2,273
Duke Energy Ohio, Inc. 4.30%, 2/1/2049	1,470	1,739
Duke Energy Progress LLC
4.10%, 5/15/2042	305	350
3.70%, 10/15/2046	200	217
Edison International
4.95%, 4/15/2025	2,600	2,894
5.75%, 6/15/2027	9,277	10,652
Emera US Finance LP (Canada) 2.64%, 6/15/2031 (a)	14,530	14,443
Empresa de Transmision Electrica SA (Panama) 5.13%, 5/2/2049 (a)	1,270	1,387
Enel Finance International NV (Italy)
2.88%, 5/25/2022 (a)	690	707
3.63%, 5/25/2027 (a)	9,635	10,592
3.50%, 4/6/2028 (a)	5,950	6,437
Entergy Louisiana LLC
3.12%, 9/1/2027	750	821
1.60%, 12/15/2030	1,570	1,484
4.00%, 3/15/2033	9,770	11,260
4.20%, 4/1/2050	1,400	1,646

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Entergy Mississippi LLC
3.85%, 6/1/2049	500	552
3.50%, 6/1/2051	1,580	1,652
Entergy Texas, Inc. 3.55%, 9/30/2049	775	790
Eskom Holdings SOC Ltd. (South Africa) 6.75%, 8/6/2023 (e)	2,900	3,046
Evergy Metro, Inc. 4.20%, 6/15/2047	735	852
Exelon Corp. 4.95%, 6/15/2035	123	149
FEL Energy VI SARL (Mexico) 5.75%, 12/1/2040 (a)	3,749	3,937
Florida Power & Light Co.
5.40%, 9/1/2035	600	795
3.70%, 12/1/2047	4,600	5,168
3.95%, 3/1/2048	665	777
Hydro-Quebec (Canada)
Series HY, 8.40%, 1/15/2022	842	884
Series HK, 9.38%, 4/15/2030	1,000	1,566
Interstate Power and Light Co. 4.10%, 9/26/2028	800	908
ITC Holdings Corp.
3.65%, 6/15/2024	576	622
2.95%, 5/14/2030 (a)	4,000	4,160
Jersey Central Power & Light Co. 6.15%, 6/1/2037	800	1,005
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	416	501
Massachusetts Electric Co. 5.90%, 11/15/2039 (a)	988	1,335
MidAmerican Energy Co.
3.65%, 4/15/2029	3,970	4,456
3.65%, 8/1/2048	2,000	2,202
Mississippi Power Co. 3.95%, 3/30/2028	560	624
Monongahela Power Co. 4.10%, 4/15/2024 (a)	8,000	8,611
Nevada Power Co.
Series CC, 3.70%, 5/1/2029	1,700	1,893
5.38%, 9/15/2040	626	802
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	537	593
NextEra Energy Operating Partners LP
4.25%, 9/15/2024 (a)	87	92
4.50%, 9/15/2027 (a)	1,091	1,186
Niagara Mohawk Power Corp. 4.28%, 12/15/2028 (a)	650	739
Northern States Power Co.
6.20%, 7/1/2037	173	246
2.60%, 6/1/2051	1,160	1,071
NRG Energy, Inc.
7.25%, 5/15/2026	4,171	4,332
6.63%, 1/15/2027	1,411	1,464
2.45%, 12/2/2027 (a)	2,625	2,639
5.75%, 1/15/2028	1,197	1,269
3.38%, 2/15/2029 (a)	940	907
3.63%, 2/15/2031 (a)	632	606
Ohio Power Co.
Series P, 2.60%, 4/1/2030	2,600	2,677
4.00%, 6/1/2049	600	682
Oklahoma Gas and Electric Co. 0.55%, 5/26/2023	140	140
Oncor Electric Delivery Co. LLC
3.10%, 9/15/2049	1,000	1,007
5.35%, 10/1/2052 (a)	550	761
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.53%, 11/15/2021 (b)	2,760	2,766
1.37%, 3/10/2023	4,225	4,229
3.45%, 7/1/2025	1,630	1,709
2.95%, 3/1/2026	1,030	1,055
3.30%, 3/15/2027	17,630	18,119
4.65%, 8/1/2028	12,247	13,410
4.20%, 6/1/2041	1,670	1,606
4.60%, 6/15/2043	2,960	2,891
4.25%, 3/15/2046	8,746	8,052
PacifiCorp
7.24%, 8/16/2023	250	282
5.75%, 4/1/2037	880	1,178
4.13%, 1/15/2049	1,655	1,905
3.30%, 3/15/2051	3,850	3,928
PECO Energy Co. 2.80%, 6/15/2050	750	716
Pepco Holdings LLC 7.45%, 8/15/2032	1,000	1,386
PG&E Corp.
5.00%, 7/1/2028	5,970	5,940
5.25%, 7/1/2030	845	855
Pinnacle West Capital Corp. 1.30%, 6/15/2025	800	808
Potomac Electric Power Co. 6.50%, 11/15/2037	360	520
Public Service Co. of Colorado 4.05%, 9/15/2049	2,650	3,086
Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	1,100	1,537
Public Service Electric and Gas Co.
2.25%, 9/15/2026	989	1,042
5.80%, 5/1/2037	850	1,148
5.38%, 11/1/2039	416	546
Southern California Edison Co.
1.85%, 2/1/2022	123	123
Series E, 3.70%, 8/1/2025	2,000	2,192
Series B, 3.65%, 3/1/2028	1,000	1,086
2.85%, 8/1/2029	1,800	1,853

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 06-E, 5.55%, 1/15/2037	450	549
Series 08-A, 5.95%, 2/1/2038	285	368
Series C, 3.60%, 2/1/2045	1,270	1,240
Series C, 4.13%, 3/1/2048	1,000	1,034
Series 20A, 2.95%, 2/1/2051	8,810	7,774
Southwestern Electric Power Co.
3.55%, 2/15/2022	250	254
Series N, 1.65%, 3/15/2026	2,440	2,480
Series M, 4.10%, 9/15/2028	400	451
Series J, 3.90%, 4/1/2045	1,242	1,326
State Grid Overseas Investment 2016 Ltd. (China) 3.75%, 5/2/2023 (a)	2,000	2,113
Texas Competitive Electric Holdings Co. LLC
8.50%, 10/1/2021‡ (g)	4,117	6
8.50%, 12/1/2021‡ (g)	2,117	2
Tucson Electric Power Co.
3.05%, 3/15/2025	600	645
4.85%, 12/1/2048	600	750
Union Electric Co.
2.95%, 6/15/2027	644	695
4.00%, 4/1/2048	2,050	2,324
Virginia Electric and Power Co.
3.45%, 2/15/2024	490	525
6.35%, 11/30/2037	235	333
8.88%, 11/15/2038	670	1,163
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	4,042	4,173
5.63%, 2/15/2027 (a)	2,965	3,076
5.00%, 7/31/2027 (a)	6,057	6,185
4.38%, 5/1/2029 (a)	784	789
4.30%, 7/15/2029 (a)	5,000	5,304
Xcel Energy, Inc. 3.40%, 6/1/2030	2,250	2,443

		302,242

Electrical Equipment — 0.1%
Eaton Corp. 4.15%, 11/2/2042	2,500	2,886
EnerSys
5.00%, 4/30/2023 (a)	4,052	4,235
4.38%, 12/15/2027 (a)	1,060	1,096
Sensata Technologies BV
4.88%, 10/15/2023 (a)	1,780	1,900
5.63%, 11/1/2024 (a)	2,538	2,813
5.00%, 10/1/2025 (a)	554	616

		13,546

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.00%, 4/1/2025	653	711
3.88%, 1/12/2028	221	244
CDW LLC
5.50%, 12/1/2024	500	559
4.25%, 4/1/2028	1,648	1,720
3.25%, 2/15/2029	2,435	2,473
Corning, Inc. 5.35%, 11/15/2048	5,000	6,495
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	1,085	1,059

		13,261

Energy Equipment & Services — 0.3%
Baker Hughes a GE Co. LLC
2.77%, 12/15/2022	1,500	1,555
4.49%, 5/1/2030	1,200	1,394
4.08%, 12/15/2047	6,150	6,649
Baker Hughes Holdings LLC 5.13%, 9/15/2040	903	1,121
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	6,412	6,465
Halliburton Co.
3.80%, 11/15/2025	43	48
4.75%, 8/1/2043	270	303
7.60%, 8/15/2096 (a)	275	330
Nabors Industries, Inc. 5.75%, 2/1/2025	3,550	2,947
Oceaneering International, Inc.
4.65%, 11/15/2024	930	932
6.00%, 2/1/2028	1,516	1,510
Precision Drilling Corp. (Canada)
5.25%, 11/15/2024	403	393
7.13%, 1/15/2026 (a)	745	754
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025	2,220	2,262
Schlumberger Holdings Corp.
3.75%, 5/1/2024 (a)	505	546
4.00%, 12/21/2025 (a)	569	634
3.90%, 5/17/2028 (a)	14,394	15,864
Schlumberger Investment SA 2.40%, 8/1/2022 (a)	640	652
Telford Offshore Ltd. (United Arab Emirates) 12.00% (PIK), 12/31/2164 (c) (d) (i)	819	37
Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	885	879
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	452	440
Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	1,819	1,801

		47,516

Entertainment — 0.3%
Activision Blizzard, Inc. 2.50%, 9/15/2050	2,774	2,363
Cinemark USA, Inc. 4.88%, 6/1/2023	3,609	3,613
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	1,687	1,757
6.50%, 5/15/2027 (a)	4,259	4,700
4.75%, 10/15/2027 (a)	3,620	3,697

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
NBCUniversal Media LLC 5.95%, 4/1/2041	810	1,140
Netflix, Inc.
5.88%, 2/15/2025	1,332	1,535
4.88%, 4/15/2028	1,200	1,380
5.38%, 11/15/2029 (a)	6,549	7,744
4.88%, 6/15/2030 (a)	6,826	7,868
Walt Disney Co. (The)
8.88%, 4/26/2023	147	170
7.75%, 1/20/2024	800	945
2.00%, 9/1/2029	4,310	4,292
WMG Acquisition Corp.
3.88%, 7/15/2030 (a)	2,430	2,448
3.00%, 2/15/2031 (a)	2,985	2,817

		46,469

Equity Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	1,145	1,057
American Tower Corp.
2.90%, 1/15/2030	290	300
2.10%, 6/15/2030	19,130	18,501
3.10%, 6/15/2050	115	107
Boston Properties LP 3.80%, 2/1/2024	299	322
Camden Property Trust 3.15%, 7/1/2029	2,955	3,160
Corporate Office Properties LP 2.25%, 3/15/2026	1,550	1,592
Crown Castle International Corp. 2.90%, 4/1/2041	7,134	6,594
Duke Realty LP
3.25%, 6/30/2026	180	195
1.75%, 7/1/2030	2,500	2,367
ERP Operating LP 2.85%, 11/1/2026	3,000	3,217
ESH Hospitality, Inc.
5.25%, 5/1/2025 (a)	2,110	2,150
4.63%, 10/1/2027 (a)	1,710	1,808
Essex Portfolio LP 2.65%, 3/15/2032	3,255	3,233
GLP Capital LP 4.00%, 1/15/2030	4,050	4,298
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	599	642
HAT Holdings I LLC 5.25%, 7/15/2024 (a)	1,552	1,599
Healthcare Trust of America Holdings LP 3.75%, 7/1/2027	4,465	4,982
Healthpeak Properties, Inc. 3.00%, 1/15/2030	500	522
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	2,370	2,457
5.25%, 7/15/2030 (a)	1,000	1,044
4.50%, 2/15/2031 (a)	1,364	1,355
Life Storage LP 2.20%, 10/15/2030	1,470	1,424
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	5,455	5,857
4.63%, 6/15/2025 (a)	701	743
5.75%, 2/1/2027	735	814
MPT Operating Partnership LP 4.63%, 8/1/2029	1,425	1,511
National Retail Properties, Inc.
3.60%, 12/15/2026	948	1,037
4.30%, 10/15/2028	800	900
Prologis LP
3.00%, 4/15/2050	5,139	4,957
2.13%, 10/15/2050	7,111	5,813
Realty Income Corp.
3.88%, 7/15/2024	2,018	2,205
3.88%, 4/15/2025	840	926
3.25%, 1/15/2031	555	593
1.80%, 3/15/2033	1,100	1,018
RHP Hotel Properties LP 4.75%, 10/15/2027	5,451	5,537
Safehold Operating Partnership LP 2.80%, 6/15/2031	5,000	4,939
SBA Communications Corp.
3.88%, 2/15/2027	3,080	3,149
3.13%, 2/1/2029 (a)	3,052	2,930
Scentre Group Trust 1 (Australia)
3.50%, 2/12/2025 (a)	1,420	1,533
3.25%, 10/28/2025 (a)	1,000	1,074
Scentre Group Trust 2 (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (a) (b)	1,500	1,591
Simon Property Group LP 3.25%, 9/13/2049	5,239	4,987
UDR, Inc.
2.10%, 8/1/2032	950	896
1.90%, 3/15/2033	505	463
Ventas Realty LP
3.75%, 5/1/2024	588	634
3.50%, 2/1/2025	448	486
4.13%, 1/15/2026	86	96
3.25%, 10/15/2026	218	237
3.85%, 4/1/2027	618	690
VICI Properties LP
3.50%, 2/15/2025 (a)	1,650	1,681
4.25%, 12/1/2026 (a)	2,314	2,381
3.75%, 2/15/2027 (a)	575	581
4.63%, 12/1/2029 (a)	5,846	6,081
4.13%, 8/15/2030 (a)	575	584
WP Carey, Inc.
4.25%, 10/1/2026	2,155	2,426

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
2.25%, 4/1/2033	2,880	2,712

		134,988

Food & Staples Retailing — 0.3%
7-Eleven, Inc.
0.63%, 2/10/2023 (a)	2,235	2,238
0.95%, 2/10/2026 (a)	1,390	1,364
1.30%, 2/10/2028 (a)	1,114	1,075
2.50%, 2/10/2041 (a)	1,133	1,019
Albertsons Cos., Inc.
3.50%, 2/15/2023 (a)	710	728
5.75%, 3/15/2025	224	230
3.25%, 3/15/2026 (a)	2,934	2,952
4.63%, 1/15/2027 (a)	14,190	14,686
5.88%, 2/15/2028 (a)	1,095	1,163
3.50%, 3/15/2029 (a)	1,129	1,083
4.88%, 2/15/2030 (a)	1,010	1,053
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (a)	450	450
3.63%, 5/13/2051 (a)	505	507
Costco Wholesale Corp. 1.60%, 4/20/2030	2,000	1,938
Kroger Co. (The) Series B, 7.70%, 6/1/2029	900	1,232
Rite Aid Corp. 8.00%, 11/15/2026 (a)	7,000	7,266
Sysco Corp.
2.40%, 2/15/2030	4,000	4,025
3.30%, 2/15/2050	7,685	7,477
Walmart, Inc. 3.25%, 7/8/2029	2,315	2,569

		53,055

Food Products — 0.4%
Archer-Daniels-Midland Co.
2.50%, 8/11/2026	1,650	1,759
4.50%, 3/15/2049	1,200	1,546
Bimbo Bakeries USA, Inc. (Mexico) 4.00%, 5/17/2051 (a)	1,526	1,575
Campbell Soup Co. 4.15%, 3/15/2028	1,700	1,921
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	3,283	3,431
JBS USA LUX SA 6.50%, 4/15/2029 (a)	4,528	5,066
Kraft Heinz Foods Co.
4.63%, 1/30/2029	6,370	7,205
4.63%, 10/1/2039	1,358	1,518
5.00%, 6/4/2042	3,050	3,543
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024 (a)	1,274	1,317
4.88%, 11/1/2026 (a)	3,973	4,116
4.88%, 5/15/2028 (a)	2,060	2,263
MARB BondCo plc (Brazil) 3.95%, 1/29/2031 (a)	2,523	2,415
Mars, Inc. 0.88%, 7/16/2026 (a)	2,300	2,254
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	497	562
Pilgrim’s Pride Corp. 5.88%, 9/30/2027 (a)	1,266	1,347
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	8,790	9,187
4.63%, 4/15/2030 (a)	2,775	2,791
Tyson Foods, Inc.
4.35%, 3/1/2029	4,100	4,737
5.15%, 8/15/2044	155	195
Unilever Capital Corp. (United Kingdom) 2.13%, 9/6/2029	1,900	1,925
Viterra Finance BV (Netherlands) 3.20%, 4/21/2031 (a)	5,250	5,200

		65,873

Gas Utilities — 0.1%
AmeriGas Partners LP
5.63%, 5/20/2024	2,234	2,459
5.88%, 8/20/2026	1,475	1,644
5.75%, 5/20/2027	2,436	2,704
Atmos Energy Corp.
5.50%, 6/15/2041	1,110	1,452
4.15%, 1/15/2043	582	665
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (a)	1,030	1,135
4.27%, 3/15/2048 (a)	1,000	1,123
ONE Gas, Inc. 4.50%, 11/1/2048	400	462
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	800	875
Southern California Gas Co.
Series TT, 2.60%, 6/15/2026	1,100	1,166
Series XX, 2.55%, 2/1/2030	715	731
Southern Natural Gas Co. LLC
0.63%, 4/28/2023 (a)	1,380	1,379
8.00%, 3/1/2032	350	490
4.80%, 3/15/2047 (a)	204	241

		16,526

Health Care Equipment & Supplies — 0.2%
Abbott Laboratories 1.15%, 1/30/2028	660	643
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	4,626	4,815
Becton Dickinson and Co.
3.73%, 12/15/2024	800	875
3.70%, 6/6/2027	13,360	14,891
6.00%, 5/15/2039	400	512
DH Europe Finance II SARL 3.25%, 11/15/2039	1,400	1,454
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	4,442	4,603
Hologic, Inc.
4.63%, 2/1/2028 (a)	1,143	1,188
3.25%, 2/15/2029 (a)	3,920	3,821

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Teleflex, Inc. 4.88%, 6/1/2026	1,114	1,141
Zimmer Biomet Holdings, Inc. 3.55%, 3/20/2030	3,500	3,795

		37,738

Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	3,427	3,632
5.00%, 4/15/2029 (a)	1,800	1,868
AdaptHealth LLC 4.63%, 8/1/2029 (a)	4,010	3,935
Aetna, Inc.
2.80%, 6/15/2023	546	570
4.50%, 5/15/2042	224	260
Ascension Health 3.95%, 11/15/2046	687	805
Banner Health 1.90%, 1/1/2031	2,439	2,363
Centene Corp.
5.38%, 6/1/2026 (a)	6,390	6,656
4.63%, 12/15/2029	15,569	16,806
Children’s Hospital Series 2020, 2.93%, 7/15/2050	763	725
Cigna Corp.
4.50%, 2/25/2026	1,000	1,143
4.38%, 10/15/2028	13,285	15,328
2.38%, 3/15/2031	6,710	6,689
CommonSpirit Health
1.55%, 10/1/2025	1,275	1,290
2.78%, 10/1/2030	1,275	1,302
3.91%, 10/1/2050	1,255	1,315
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	2,348	2,460
6.00%, 1/15/2029 (a)	774	810
4.75%, 2/15/2031 (a)	6,320	6,196
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	500	522
CVS Health Corp.
4.30%, 3/25/2028	3,769	4,319
4.78%, 3/25/2038	5,500	6,549
2.70%, 8/21/2040	6,170	5,756
DaVita, Inc.
4.63%, 6/1/2030 (a)	6,290	6,415
3.75%, 2/15/2031 (a)	1,938	1,858
Encompass Health Corp.
4.50%, 2/1/2028	5,135	5,302
4.75%, 2/1/2030	4,840	5,076
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	4,480	3,085
Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	1,580	1,485
Hartford HealthCare Corp. 3.45%, 7/1/2054	2,350	2,402
HCA, Inc.
5.38%, 2/1/2025	2,000	2,238
5.88%, 2/15/2026	375	428
5.38%, 9/1/2026	9,105	10,300
4.50%, 2/15/2027	20,305	23,044
5.63%, 9/1/2028	14,526	16,886
5.88%, 2/1/2029	14,663	17,211
3.50%, 9/1/2030	360	370
5.50%, 6/15/2047	5,445	6,841
McKesson Corp. 0.90%, 12/3/2025	2,720	2,694
Memorial Health Services 3.45%, 11/1/2049	645	677
Memorial Sloan-Kettering Cancer Center
4.13%, 7/1/2052	225	273
Series 2015, 4.20%, 7/1/2055	785	949
MidMichigan Health Series 2020, 3.41%, 6/1/2050	955	980
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	666	741
MultiCare Health System 2.80%, 8/15/2050	355	336
New York and Presbyterian Hospital (The) 2.61%, 8/1/2060	700	619
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	1,110	1,105
Providence St Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	363	387
Quest Diagnostics, Inc. 2.95%, 6/30/2030	1,000	1,041
Tenet Healthcare Corp.
4.63%, 7/15/2024	4,237	4,298
4.63%, 9/1/2024 (a)	1,385	1,416
7.50%, 4/1/2025 (a)	925	992
5.13%, 5/1/2025	1,100	1,115
4.88%, 1/1/2026 (a)	8,625	8,905
6.25%, 2/1/2027 (a)	500	521
5.13%, 11/1/2027 (a)	13,532	14,125
4.25%, 6/1/2029 (a)	1,754	1,753
Texas Health Resources
2.33%, 11/15/2050	500	435
4.33%, 11/15/2055	1,075	1,347
UnitedHealth Group, Inc.
2.30%, 5/15/2031	10,100	10,146
4.63%, 7/15/2035	98	121
3.05%, 5/15/2041	8,890	9,024

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
3.95%, 10/15/2042	615	709
3.75%, 10/15/2047	1,120	1,228
3.25%, 5/15/2051	5,345	5,458
3.88%, 8/15/2059	805	911
Universal Health Services, Inc. 2.65%, 10/15/2030 (a)	6,655	6,578
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	970	860

		273,984

Health Care Technology — 0.0% (h)
IQVIA, Inc.
5.00%, 10/15/2026 (a)	2,575	2,672
5.00%, 5/15/2027 (a)	3,462	3,625

		6,297

Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC (Canada)
4.25%, 5/15/2024 (a)	830	838
3.88%, 1/15/2028 (a)	3,365	3,378
4.00%, 10/15/2030 (a)	825	799
Boyd Gaming Corp. 4.75%, 12/1/2027	750	767
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	1,785	1,844
Caesars Resort Collection LLC 5.75%, 7/1/2025 (a)	4,465	4,683
Cedar Fair LP
5.38%, 4/15/2027	3,545	3,637
5.25%, 7/15/2029	387	394
Chukchansi Economic Development Authority 8.00%, 4/15/2028 (a)	173	153
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	4,860	5,067
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	1,425	1,500
3.75%, 5/1/2029 (a)	1,882	1,887
4.88%, 1/15/2030	1,000	1,064
4.00%, 5/1/2031 (a)	378	381
3.63%, 2/15/2032 (a)	1,465	1,434
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	2,672	2,806
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,395	1,453
International Game Technology plc 6.50%, 2/15/2025 (a)	4,247	4,705
Marriott International, Inc. Series EE, 5.75%, 5/1/2025	2,035	2,361
Marriott Ownership Resorts, Inc.
6.50%, 9/15/2026	4,366	4,549
4.75%, 1/15/2028	118	120
MGM Resorts International
6.75%, 5/1/2025	940	1,008
5.75%, 6/15/2025	4,038	4,436
5.50%, 4/15/2027	817	886
Royal Caribbean Cruises Ltd. 9.13%, 6/15/2023 (a)	2,392	2,646
Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	4,552	4,689
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	5,056	5,094
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	1,995	2,145
Starbucks Corp. 3.80%, 8/15/2025	1,010	1,123
Stars Group Holdings BV (Canada) 7.00%, 7/15/2026 (a)	5,709	5,939
Station Casinos LLC 5.00%, 10/1/2025 (a)	2,722	2,776
Travel + Leisure Co. 6.00%, 4/1/2027 (f)	1,050	1,162
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	2,151	2,285
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	4,389	4,680
Wynn Resorts Finance LLC
7.75%, 4/15/2025 (a)	1,302	1,400
5.13%, 10/1/2029 (a)	4,356	4,512
Yum! Brands, Inc.
7.75%, 4/1/2025 (a)	3,300	3,588
4.75%, 1/15/2030 (a)	804	860
3.63%, 3/15/2031	1,220	1,205
4.63%, 1/31/2032	1,569	1,639

		95,893

Household Durables — 0.2%
Lennar Corp. 4.50%, 4/30/2024	290	317
MDC Holdings, Inc.
3.85%, 1/15/2030	9,275	9,943
2.50%, 1/15/2031	5,370	5,212
Newell Brands, Inc.
4.70%, 4/1/2026 (f)	6,500	7,305
5.87%, 4/1/2036 (f)	3,265	4,053
Tempur Sealy International, Inc.
5.50%, 6/15/2026	4,811	4,948
4.00%, 4/15/2029 (a)	2,405	2,410

		34,188

Household Products — 0.1%
Central Garden & Pet Co.
4.13%, 10/15/2030	3,795	3,871
4.13%, 4/30/2031 (a)	745	748
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	4,615	4,684
4.38%, 3/31/2029 (a)	2,695	2,661
Kimberly-Clark Corp. 3.20%, 4/25/2029	1,000	1,099
Reckitt Benckiser Treasury Services plc (United Kingdom)
2.75%, 6/26/2024 (a)	1,000	1,061
3.00%, 6/26/2027 (a)	350	380

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Spectrum Brands, Inc.
5.75%, 7/15/2025	259	265
5.00%, 10/1/2029 (a)	2,250	2,374
5.50%, 7/15/2030 (a)	2,779	2,981

		20,124

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)
3.30%, 7/15/2025 (a)	1,525	1,627
2.45%, 1/15/2031 (a)	4,874	4,726
Calpine Corp.
5.25%, 6/1/2026 (a)	3,069	3,159
4.50%, 2/15/2028 (a)	3,000	3,034
5.13%, 3/15/2028 (a)	3,940	3,970
Clearway Energy Operating LLC 5.00%, 9/15/2026	1,382	1,423
Exelon Generation Co. LLC
3.25%, 6/1/2025	595	641
6.25%, 10/1/2039	200	237

		18,817

Industrial Conglomerates — 0.0% (h)
Roper Technologies, Inc. 1.75%, 2/15/2031	1,200	1,128

Insurance — 0.5%
Aflac, Inc. 3.60%, 4/1/2030	2,500	2,776
AIA Group Ltd. (Hong Kong)
3.20%, 3/11/2025 (a)	996	1,059
3.90%, 4/6/2028 (a)	2,495	2,767
3.60%, 4/9/2029 (a)	495	541
3.20%, 9/16/2040 (a)	1,680	1,675
American Financial Group, Inc. 3.50%, 8/15/2026	1,600	1,742
American International Group, Inc. 3.88%, 1/15/2035	2,041	2,251
Aon Corp. 6.25%, 9/30/2040	240	336
Athene Global Funding
0.95%, 1/8/2024 (a)	1,840	1,849
2.75%, 6/25/2024 (a)	630	664
1.45%, 1/8/2026 (a)	1,770	1,768
2.95%, 11/12/2026 (a)	4,500	4,800
Berkshire Hathaway Finance Corp.
4.25%, 1/15/2049	4,410	5,273
2.85%, 10/15/2050	4,720	4,503
2.50%, 1/15/2051	2,255	2,009
Cincinnati Financial Corp. 6.13%, 11/1/2034	1,100	1,478
CNA Financial Corp. 3.95%, 5/15/2024	373	406
Great-West Lifeco Finance 2018 LP (Canada) 4.58%, 5/17/2048 (a)	406	489
Guardian Life Global Funding 3.40%, 4/25/2023 (a)	2,830	2,992
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (a)	271	326
Intact US Holdings, Inc. 4.60%, 11/9/2022	800	840
Jackson National Life Global Funding
3.25%, 1/30/2024 (a)	575	614
3.88%, 6/11/2025 (a)	2,637	2,908
John Hancock Life Insurance Co. 7.38%, 2/15/2024 (a)	2,550	2,990
Liberty Mutual Group, Inc. 3.95%, 10/15/2050 (a)	475	496
Lincoln National Corp. 3.35%, 3/9/2025	1,100	1,193
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	1,207	1,365
Marsh & McLennan Cos., Inc. 2.75%, 1/30/2022	433	439
MassMutual Global Funding II
2.75%, 6/22/2024 (a)	2,000	2,131
2.95%, 1/11/2025 (a)	1,200	1,289
MetLife, Inc.
6.50%, 12/15/2032	700	981
4.13%, 8/13/2042	500	578
Metropolitan Life Global Funding I 3.05%, 6/17/2029 (a)	1,500	1,604
Metropolitan Life Insurance Co. 7.80%, 11/1/2025 (a)	1,650	2,093
New York Life Global Funding 3.00%, 1/10/2028 (a)	2,831	3,050
New York Life Insurance Co.
6.75%, 11/15/2039 (a)	303	443
3.75%, 5/15/2050 (a)	5,580	5,948
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (b)	2,730	3,022
Principal Financial Group, Inc. 3.70%, 5/15/2029	605	671
Principal Life Global Funding II 3.00%, 4/18/2026 (a)	586	633
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (b) (c) (d)	600	631
Protective Life Corp. 4.30%, 9/30/2028 (a)	700	778
Prudential Financial, Inc. 3.91%, 12/7/2047	2,259	2,507
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	150	190
Reliance Standard Life Global Funding II 3.85%, 9/19/2023 (a)	1,420	1,523

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (b)	1,000	1,128
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (a)	500	620
4.27%, 5/15/2047 (a)	800	917
Travelers Property Casualty Corp. 7.75%, 4/15/2026	700	908
W R Berkley Corp. 3.55%, 3/30/2052	2,535	2,572

		84,766

Internet & Direct Marketing Retail — 0.0% (h)
Amazon.com, Inc.
3.15%, 8/22/2027	2,000	2,206
Photo Holdings Merger Sub, Inc.
8.50%, 10/1/2026 (a)	1,460	1,596

		3,802

IT Services — 0.2%
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	3,245	3,188
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	2,790	2,745
DXC Technology Co. 4.25%, 4/15/2024	517	562
Fidelity National Information Services, Inc. 4.50%, 8/15/2046	2,000	2,367
Gartner, Inc.
4.50%, 7/1/2028 (a)	1,645	1,732
3.75%, 10/1/2030 (a)	5,320	5,341
Global Payments, Inc. 2.90%, 5/15/2030	4,500	4,614
International Business Machines Corp.
4.00%, 6/20/2042	2,510	2,837
4.25%, 5/15/2049	2,600	3,019
Square, Inc.
2.75%, 6/1/2026 (a)	2,591	2,612
3.50%, 6/1/2031 (a)	2,641	2,641
Visa, Inc.
4.15%, 12/14/2035	1,510	1,809
2.70%, 4/15/2040	1,500	1,493

		34,960

Leisure Products — 0.0% (h)
Mattel, Inc.
3.15%, 3/15/2023	1,427	1,459
6.75%, 12/31/2025 (a)	1,079	1,136
3.38%, 4/1/2026 (a)	1,572	1,628
5.88%, 12/15/2027 (a)	1,145	1,257
3.75%, 4/1/2029 (a)	717	734

		6,214

Life Sciences Tools & Services — 0.0% (h)
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	3,875	3,861
Thermo Fisher Scientific, Inc. 2.60%, 10/1/2029	2,000	2,071

		5,932

Machinery — 0.1%
Amsted Industries, Inc. 5.63%, 7/1/2027 (a)	2,480	2,607
Caterpillar, Inc. 3.80%, 8/15/2042	680	783
Colfax Corp. 6.38%, 2/15/2026 (a)	1,069	1,124
Deere & Co. 3.90%, 6/9/2042	3,800	4,491
Otis Worldwide Corp. 2.06%, 4/5/2025	2,500	2,595
Parker-Hannifin Corp. 6.25%, 5/15/2038	440	613
RBS Global, Inc. 4.88%, 12/15/2025 (a)	3,550	3,634
SPX FLOW, Inc. 5.88%, 8/15/2026 (a)	1,500	1,553
Vertical US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	1,455	1,513
Xylem, Inc. 1.95%, 1/30/2028	1,285	1,294

		20,207

Marine — 0.0% (h)
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	2,527	2,710

Media — 1.8%
Altice Financing SA (Luxembourg) 7.50%, 5/15/2026 (a)	7,075	7,368
AMC Networks, Inc. 5.00%, 4/1/2024	1,032	1,043
Charter Communications Operating LLC
2.80%, 4/1/2031	4,300	4,291
2.30%, 2/1/2032	7,321	6,872
6.38%, 10/23/2035	5,560	7,263
3.50%, 6/1/2041	7,420	7,079
3.70%, 4/1/2051	14,058	13,202
3.90%, 6/1/2052	1,700	1,630
Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028 (a)	2,020	2,069
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024	2,835	2,975
5.13%, 8/15/2027 (a)	8,392	8,474
Comcast Corp.
3.38%, 2/15/2025	5,150	5,624
1.95%, 1/15/2031	5,937	5,756
4.40%, 8/15/2035	3,850	4,563
3.90%, 3/1/2038	12,489	13,995

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.60%, 10/15/2038	865	1,042
3.25%, 11/1/2039	10,530	10,857
4.60%, 8/15/2045	2,405	2,921
3.40%, 7/15/2046	5,000	5,170
3.97%, 11/1/2047	1,115	1,249
4.00%, 3/1/2048	5,140	5,776
4.00%, 11/1/2049	135	152
3.45%, 2/1/2050	1,708	1,776
2.45%, 8/15/2052	6,810	5,869
2.65%, 8/15/2062	10,555	9,148
Cox Communications, Inc.
1.80%, 10/1/2030 (a)	3,950	3,708
2.95%, 10/1/2050 (a)	2,790	2,500
CSC Holdings LLC
5.25%, 6/1/2024	4,373	4,739
5.50%, 4/15/2027 (a)	6,627	6,959
5.38%, 2/1/2028 (a)	3,627	3,813
6.50%, 2/1/2029 (a)	4,494	4,916
4.50%, 11/15/2031 (a)	2,571	2,560
Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	7,688	5,689
Discovery Communications LLC 4.00%, 9/15/2055 (a)	5,855	5,796
DISH DBS Corp.
6.75%, 6/1/2021	754	754
5.88%, 7/15/2022	2,694	2,802
5.00%, 3/15/2023	5,867	6,094
5.88%, 11/15/2024	9,892	10,529
7.75%, 7/1/2026	3,985	4,527
Entercom Media Corp. 6.50%, 5/1/2027 (a)	928	947
iHeartCommunications, Inc.
6.38%, 5/1/2026	2,900	3,098
8.38%, 5/1/2027	3,727	3,985
5.25%, 8/15/2027 (a)	4,358	4,510
Lamar Media Corp. 4.00%, 2/15/2030	5,400	5,429
Meredith Corp.
6.50%, 7/1/2025 (a)	1,896	2,043
6.88%, 2/1/2026	1,562	1,631
News Corp. 3.88%, 5/15/2029 (a)	2,727	2,751
Nexstar Broadcasting, Inc.
5.63%, 7/15/2027 (a)	8,365	8,846
4.75%, 11/1/2028 (a)	1,410	1,436
Outfront Media Capital LLC
6.25%, 6/15/2025 (a)	2,067	2,191
5.00%, 8/15/2027 (a)	3,225	3,344
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	3,970	3,861
Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	5,585	5,431
Sirius XM Radio, Inc.
4.63%, 7/15/2024 (a)	1,056	1,082
5.38%, 7/15/2026 (a)	2,654	2,737
5.00%, 8/1/2027 (a)	3,180	3,323
5.50%, 7/1/2029 (a)	6,862	7,429
4.13%, 7/1/2030 (a)	3,045	3,053
TEGNA, Inc.
4.63%, 3/15/2028	1,905	1,946
5.00%, 9/15/2029	1,525	1,561
Time Warner Cable LLC 7.30%, 7/1/2038	335	474
Univision Communications, Inc. 4.50%, 5/1/2029 (a)	684	692
UPC Broadband Finco BV (Netherlands) 4.88%, 7/15/2031 (a)	1,563	1,561
ViacomCBS, Inc.
4.20%, 5/19/2032	8,538	9,614
4.38%, 3/15/2043	2,405	2,616
5.85%, 9/1/2043	650	841
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (b)	1,234	1,258
Videotron Ltd. (Canada)
5.00%, 7/15/2022	700	726
5.38%, 6/15/2024 (a)	3,057	3,336
5.13%, 4/15/2027 (a)	4,115	4,300

		297,602

Metals & Mining — 0.6%
Alcoa Nederland Holding BV
7.00%, 9/30/2026 (a)	2,810	2,943
6.13%, 5/15/2028 (a)	3,845	4,187
Allegheny Technologies, Inc. 5.88%, 12/1/2027	3,175	3,362
Anglo American Capital plc (South Africa)
2.63%, 9/10/2030 (a)	3,056	3,030
3.95%, 9/10/2050 (a)	1,000	1,039
ArcelorMittal SA (Luxembourg) 7.25%, 10/15/2039(f)	1,175	1,615
Arconic Corp.
6.00%, 5/15/2025 (a)	1,055	1,127
6.13%, 2/15/2028 (a)	6,780	7,216
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026 (a)	2,200	2,376
4.63%, 3/1/2029 (a)	2,524	2,598
Commercial Metals Co. 4.88%, 5/15/2023	2,566	2,704
Constellium SE 5.75%, 5/15/2024 (a)	1,163	1,176
FMG Resources August 2006 Pty. Ltd. (Australia)
5.13%, 5/15/2024 (a)	1,453	1,585
4.50%, 9/15/2027 (a)	3,600	3,909
Freeport-McMoRan, Inc.
3.88%, 3/15/2023	700	725
5.00%, 9/1/2027	2,165	2,284

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.13%, 3/1/2028	1,907	1,990
4.38%, 8/1/2028	1,513	1,597
4.25%, 3/1/2030	440	473
5.40%, 11/14/2034	2,060	2,442
5.45%, 3/15/2043	3,675	4,438
Glencore Finance Canada Ltd. (Switzerland)
6.90%, 11/15/2037 (a)	100	136
5.55%, 10/25/2042 (a) (f)	4,045	4,988
Glencore Funding LLC (Australia)
4.63%, 4/29/2024 (a)	300	331
1.63%, 9/1/2025 (a)	565	570
1.63%, 4/27/2026 (a)	4,000	4,000
2.50%, 9/1/2030 (a)	875	857
2.85%, 4/27/2031 (a)	9,210	9,183
Indonesia Asahan Aluminium Persero PT (Indonesia) 6.53%, 11/15/2028 (a)	2,400	2,911
Kaiser Aluminum Corp.
4.63%, 3/1/2028 (a)	3,060	3,126
Novelis Corp.
5.88%, 9/30/2026 (a)	1,695	1,768
4.75%, 1/30/2030 (a)	2,620	2,751
Nucor Corp.
4.00%, 8/1/2023	1,000	1,068
2.98%, 12/15/2055 (a)	1,910	1,771
Rio Tinto Finance USA Ltd. (Australia) 5.20%, 11/2/2040	2,000	2,651
Teck Resources Ltd. (Canada)
6.13%, 10/1/2035	1,915	2,399
5.40%, 2/1/2043	1,600	1,904
Vale Overseas Ltd. (Brazil)
3.75%, 7/8/2030	2,546	2,691
8.25%, 1/17/2034	5,880	8,496

		104,417

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Arbor Realty Trust, Inc.
Series QIB, REIT, 5.00%, 4/30/2026 (a)	5,000	4,995
Series QIB, REIT, 4.50%, 3/15/2027 (a)	30,000	29,450

		34,445

Multiline Retail — 0.0% (h)
Dollar General Corp. 3.50%, 4/3/2030	1,351	1,468
Macy’s, Inc. 8.38%, 6/15/2025 (a)	5,285	5,840

		7,308

Multi-Utilities — 0.2%
Ameren Corp. 3.50%, 1/15/2031	2,390	2,592
Ameren Illinois Co. 3.25%, 3/15/2050	3,950	4,079
Berkshire Hathaway Energy Co.
3.25%, 4/15/2028	800	872
6.13%, 4/1/2036	1,349	1,837
2.85%, 5/15/2051	7,740	7,111
Consolidated Edison Co. of New York, Inc.
Series 06-E, 5.70%, 12/1/2036	400	524
Series 2017, 3.88%, 6/15/2047	1,275	1,377
Series E, 4.65%, 12/1/2048	1,700	2,059
4.50%, 5/15/2058	808	945
Consumers Energy Co.
4.35%, 4/15/2049	500	614
4.35%, 8/31/2064	491	590
Dominion Energy, Inc.
Series F, 5.25%, 8/1/2033	785	971
7.00%, 6/15/2038	400	580
Series C, 4.90%, 8/1/2041	46	57
Puget Sound Energy, Inc. 5.76%, 7/15/2040	900	1,214
San Diego Gas & Electric Co.
6.00%, 6/1/2026	685	841
6.00%, 6/1/2039	500	682
4.50%, 8/15/2040	249	298
Series UUU, 3.32%, 4/15/2050	4,780	4,863

		32,106

Oil, Gas & Consumable Fuels — 2.9%
AI Candelaria Spain SLU (Colombia) 7.50%, 12/15/2028 (e)	1,134	1,284
Antero Midstream Partners LP
5.38%, 9/15/2024	4,035	4,143
7.88%, 5/15/2026 (a)	1,340	1,486
Antero Resources Corp.
5.63%, 6/1/2023	3,565	3,565
5.00%, 3/1/2025	500	512
Apache Corp.
4.63%, 11/15/2025	5,401	5,732
4.88%, 11/15/2027	236	248
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (a)	610	682
BG Energy Capital plc (United Kingdom) 4.00%, 10/15/2021 (a)	2,000	2,027
BP Capital Markets America, Inc.
3.80%, 9/21/2025	1,500	1,674
3.41%, 2/11/2026	1,750	1,928
3.02%, 1/16/2027	1,325	1,431
3.94%, 9/21/2028	2,300	2,608
4.23%, 11/6/2028	13,770	15,819
3.00%, 2/24/2050	10,130	9,392
2.77%, 11/10/2050	4,090	3,659
2.94%, 6/4/2051	1,990	1,839

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
BP Capital Markets plc (United Kingdom)
3.54%, 11/4/2024	1,800	1,973
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (b) (c) (d)	11,180	11,865
3.28%, 9/19/2027	2,988	3,276
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (b) (c) (d)	13,870	14,955
Buckeye Partners LP
4.15%, 7/1/2023	2,500	2,586
4.13%, 12/1/2027	4,440	4,417
Cameron LNG LLC 3.70%, 1/15/2039 (a)	961	1,033
Cenovus Energy, Inc. (Canada) 5.38%, 7/15/2025	4,710	5,375
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	1,435	1,649
5.13%, 6/30/2027	11,158	12,945
Cheniere Energy Partners LP
5.63%, 10/1/2026	1,283	1,336
4.50%, 10/1/2029	3,750	3,966
4.00%, 3/1/2031 (a)	1,154	1,191
Cheniere Energy, Inc. 4.63%, 10/15/2028 (a)	5,339	5,606
Chevron USA, Inc.
3.25%, 10/15/2029	2,475	2,716
5.25%, 11/15/2043	8,550	11,324
2.34%, 8/12/2050	6,310	5,437
Cimarex Energy Co. 3.90%, 5/15/2027	2,910	3,198
Comstock Resources, Inc.
7.50%, 5/15/2025 (a)	2,928	3,030
6.75%, 3/1/2029 (a)	2,674	2,795
Continental Resources, Inc. 5.75%, 1/15/2031 (a)	3,263	3,829
Crestwood Midstream Partners LP 5.75%, 4/1/2025	2,760	2,828
DCP Midstream Operating LP
4.95%, 4/1/2022	522	533
5.38%, 7/15/2025	2,200	2,411
5.13%, 5/15/2029	1,725	1,859
6.75%, 9/15/2037 (a)	1,080	1,266
5.60%, 4/1/2044	480	502
Diamondback Energy, Inc. 3.25%, 12/1/2026	420	452
DT Midstream, Inc.
4.13%, 6/15/2029 (a) (j)	1,753	1,760
4.38%, 6/15/2031 (a) (j)	875	879
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	2,470	2,667
5.88%, 5/28/2045	1,010	1,043
Endeavor Energy Resources LP 5.50%, 1/30/2026 (a)	2,250	2,323
Energean Israel Finance Ltd. (Israel)
4.50%, 3/30/2024 (e)	2,428	2,499
4.88%, 3/30/2026 (e)	1,895	1,961
Energy Transfer LP
3.60%, 2/1/2023	1,146	1,192
4.25%, 3/15/2023	2,000	2,106
5.95%, 12/1/2025	464	546
4.75%, 1/15/2026	7,346	8,238
5.80%, 6/15/2038	5,830	6,945
5.00%, 5/15/2050	5,000	5,522
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	500	653
EnLink Midstream Partners LP
4.15%, 6/1/2025	1,962	2,002
4.85%, 7/15/2026	1,665	1,682
5.60%, 4/1/2044	1,930	1,726
Enterprise Products Operating LLC
3.35%, 3/15/2023	1,252	1,308
3.70%, 2/15/2026	1,026	1,140
Series J, 5.75%, 3/1/2035	800	998
6.45%, 9/1/2040	375	522
5.95%, 2/1/2041	333	444
4.95%, 10/15/2054	330	391
Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077 (b)	1,500	1,542
EOG Resources, Inc. 4.38%, 4/15/2030	2,000	2,328
EQM Midstream Partners LP
4.75%, 7/15/2023	451	471
4.00%, 8/1/2024	3,795	3,883
6.00%, 7/1/2025 (a)	1,162	1,258
4.50%, 1/15/2029 (a)	1,320	1,320
4.75%, 1/15/2031 (a)	1,320	1,328
EQT Corp.
7.63%, 2/1/2025 (f)	3,945	4,607
3.90%, 10/1/2027	1,485	1,586
Equinor ASA (Norway) 7.15%, 11/15/2025	585	734
ESC Co.
6.63%, 5/1/2023 ‡ (g)	1,320	33
6.00%, 10/15/2024 ‡ (g)	2,737	69
6.38%, 1/15/2026 ‡ (g)	1,018	25
Exxon Mobil Corp.
2.99%, 3/19/2025	1,990	2,148
3.00%, 8/16/2039	11,405	11,386
3.10%, 8/16/2049	4,970	4,846
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	950	951
4.32%, 12/30/2039 (a)	1,280	1,284
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (a)	1,700	1,679

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Genesis Energy LP
6.25%, 5/15/2026	570	563
7.75%, 2/1/2028	1,314	1,321
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (a)	1,090	1,113
2.60%, 10/15/2025 (a)	995	1,025
3.45%, 10/15/2027 (a)	1,465	1,533
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	2,177	2,218
Gulfport Energy Corp. 8.00%, 5/17/2026	1,496	1,615
HollyFrontier Corp.
2.63%, 10/1/2023	2,025	2,093
5.88%, 4/1/2026	455	525
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025(e)	1,090	1,196
6.50%, 6/30/2027(e)	1,182	1,312
6.75%, 6/30/2030(e)	680	762
Marathon Oil Corp. 3.85%, 6/1/2025	2,000	2,176
MEG Energy Corp. (Canada)
6.50%, 1/15/2025 (a)	2,237	2,312
7.13%, 2/1/2027 (a)	1,999	2,144
MPLX LP
1.75%, 3/1/2026	6,750	6,840
5.20%, 3/1/2047	323	380
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	3,479	3,620
NGPL PipeCo LLC
4.38%, 8/15/2022 (a)	1,823	1,889
3.25%, 7/15/2031 (a)	615	623
7.77%, 12/15/2037 (a)	615	847
NuStar Logistics LP
5.75%, 10/1/2025	2,071	2,204
6.00%, 6/1/2026	1,338	1,433
5.63%, 4/28/2027	1,003	1,060
6.38%, 10/1/2030	666	729
Occidental Petroleum Corp.
2.70%, 8/15/2022	2,180	2,193
2.90%, 8/15/2024	2,000	1,995
8.00%, 7/15/2025	1,533	1,803
5.88%, 9/1/2025	5,574	6,039
5.55%, 3/15/2026	1,000	1,068
8.50%, 7/15/2027	3,301	4,007
6.38%, 9/1/2028	1,488	1,655
3.50%, 8/15/2029	1,250	1,172
8.88%, 7/15/2030	1,887	2,419
6.63%, 9/1/2030	2,878	3,298
6.13%, 1/1/2031	1,563	1,734
ONEOK Partners LP 6.65%, 10/1/2036	1,465	1,919
ONEOK, Inc. 7.50%, 9/1/2023	3,050	3,460
PBF Holding Co. LLC
9.25%, 5/15/2025 (a)	514	529
6.00%, 2/15/2028	2,710	1,999
Pertamina Persero PT (Indonesia) 6.45%, 5/30/2044(e)	1,600	2,026
Petrobras Global Finance BV (Brazil) 6.90%, 3/19/2049	1,982	2,291
Petroleos del Peru SA (Peru) 5.63%, 6/19/2047 (a)	5,000	5,131
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	2,600	2,873
5.35%, 2/12/2028	3,250	3,201
6.75%, 9/21/2047	395	349
7.69%, 1/23/2050	880	847
6.95%, 1/28/2060	2,667	2,343
Phillips 66 4.65%, 11/15/2034	1,000	1,169
Pioneer Natural Resources Co. 1.13%, 1/15/2026	2,000	1,982
Plains All American Pipeline LP 3.85%, 10/15/2023	1,495	1,583
Range Resources Corp.
5.00%, 3/15/2023	950	977
4.88%, 5/15/2025	3,645	3,709
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	3,000	3,445
4.50%, 5/15/2030	8,185	9,278
Saudi Arabian Oil Co. (Saudi Arabia)
1.25%, 11/24/2023 (a)	200	202
1.63%, 11/24/2025 (a)	224	227
SM Energy Co.
6.13%, 11/15/2022	686	682
6.75%, 9/15/2026	1,895	1,891
6.63%, 1/15/2027	1,293	1,296
Southwestern Energy Co.
6.45%, 1/23/2025(f)	2,195	2,404
7.50%, 4/1/2026	3,596	3,799
7.75%, 10/1/2027	1,075	1,167
Spectra Energy Partners LP 4.50%, 3/15/2045	4,670	5,244
Sunoco LP
5.50%, 2/15/2026	1,321	1,361
6.00%, 4/15/2027	2,353	2,459
Tallgrass Energy Partners LP
5.50%, 9/15/2024 (a)	1,027	1,047
5.50%, 1/15/2028 (a)	3,545	3,572
Targa Resources Partners LP
5.88%, 4/15/2026	2,440	2,556
5.38%, 2/1/2027	535	556
6.50%, 7/15/2027	1,730	1,875
5.00%, 1/15/2028	4,445	4,645
5.50%, 3/1/2030	4,075	4,403
4.88%, 2/1/2031 (a)	2,890	3,020
4.00%, 1/15/2032 (a)	1,050	1,041
TerraForm Power Operating LLC
4.25%, 1/31/2023 (a)	1,872	1,927
5.00%, 1/31/2028 (a)	1,468	1,542

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Texas Eastern Transmission LP 3.50%, 1/15/2028 (a)	375	404
Total Capital International SA (France)
2.99%, 6/29/2041	4,700	4,635
3.46%, 7/12/2049	5,148	5,347
3.13%, 5/29/2050	6,746	6,527
Trinidad Petroleum Holdings Ltd. (Trinidad and Tobago) 9.75%, 6/15/2026 (a)	1,150	1,282
Valero Energy Corp.
1.20%, 3/15/2024	2,840	2,872
2.15%, 9/15/2027	900	905
Western Midstream Operating LP
4.00%, 7/1/2022	1,155	1,182
5.30%, 2/1/2030 (f)	3,345	3,688
Williams Cos., Inc. (The) 5.40%, 3/4/2044	3,250	3,964
WPX Energy, Inc.
5.75%, 6/1/2026	4,184	4,365
4.50%, 1/15/2030	2,313	2,495

		465,016

Personal Products — 0.1%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	5,085	5,402
Estee Lauder Cos., Inc. (The) 3.13%, 12/1/2049	1,800	1,861
Natura Cosmeticos SA (Brazil) 4.13%, 5/3/2028 (a)	1,548	1,579

		8,842

Pharmaceuticals — 0.9%
Advanz Pharma Corp. Ltd. (Canada) 8.00%, 9/6/2024	3,526	3,597
Astrazeneca Finance LLC (United Kingdom) 2.25%, 5/28/2031	2,810	2,812
AstraZeneca plc (United Kingdom)
3.50%, 8/17/2023	2,000	2,133
1.38%, 8/6/2030	4,775	4,480
2.13%, 8/6/2050	8,870	7,308
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	4,654	5,026
8.50%, 1/31/2027 (a)	5,264	5,639
Bausch Health Cos., Inc.
7.00%, 3/15/2024 (a)	7,251	7,402
6.13%, 4/15/2025 (a)	3,392	3,469
5.50%, 11/1/2025 (a)	9,362	9,610
5.75%, 8/15/2027 (a)	6,090	6,349
5.00%, 1/30/2028 (a)	5,750	5,391
4.88%, 6/1/2028 (a)	2,643	2,664
5.00%, 2/15/2029 (a)	6,355	5,831
5.25%, 1/30/2030 (a)	1,188	1,094
5.25%, 2/15/2031 (a)	1,251	1,145
Bristol-Myers Squibb Co.
2.90%, 7/26/2024	1,942	2,082
3.20%, 6/15/2026	2,977	3,275
1.45%, 11/13/2030	3,185	3,026
4.13%, 6/15/2039	5,998	7,071
2.35%, 11/13/2040	4,000	3,729
5.00%, 8/15/2045	2,731	3,582
Elanco Animal Health, Inc. 5.90%, 8/28/2028 (f)	2,425	2,789
Eli Lilly & Co. 4.15%, 3/15/2059	1,665	1,991
Jazz Securities DAC 4.38%, 1/15/2029 (a)	5,269	5,419
Organon Finance 1 LLC
4.13%, 4/30/2028 (a)	3,906	3,945
5.13%, 4/30/2031 (a)	2,451	2,515
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	4,135	4,218
Pfizer, Inc.
2.75%, 6/3/2026	1,500	1,626
3.45%, 3/15/2029	495	551
2.63%, 4/1/2030	2,000	2,101
4.10%, 9/15/2038	3,000	3,538
3.90%, 3/15/2039	2,960	3,434
4.30%, 6/15/2043	4,000	4,803
Pharmacia LLC 6.60%, 12/1/2028 (f)	745	997
Royalty Pharma plc
1.20%, 9/2/2025 (a)	645	640
1.75%, 9/2/2027 (a)	645	639
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	500	546
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	2,800	3,343
2.05%, 3/31/2030	10,000	9,758
3.03%, 7/9/2040	4,060	3,974
3.18%, 7/9/2050	750	718
3.38%, 7/9/2060	525	512
Zoetis, Inc. 2.00%, 5/15/2030	2,000	1,954

		156,726

Real Estate Management & Development — 0.1%
Country Garden Holdings Co. Ltd. (China) 3.13%, 10/22/2025 (e)	1,500	1,508
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	3,665	3,754
Mitsui Fudosan Co. Ltd. (Japan) 2.95%, 1/23/2023 (a)	2,480	2,568
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)
3.13%, 3/20/2022 (a)	579	590
3.88%, 3/20/2027 (a)	603	667
RKPF Overseas Ltd. (China) 6.00%, 9/4/2025 (e)	1,500	1,557

		10,644

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Road & Rail — 0.4%
Avis Budget Car Rental LLC
5.25%, 3/15/2025 (a)	2,142	2,182
5.75%, 7/15/2027 (a)	2,324	2,449
Burlington Northern Santa Fe LLC
7.08%, 5/13/2029	100	135
6.15%, 5/1/2037	750	1,049
4.38%, 9/1/2042	2,510	3,000
4.70%, 9/1/2045	6,630	8,317
3.55%, 2/15/2050	1,929	2,082
Canadian National Railway Co. (Canada) 2.45%, 5/1/2050	7,280	6,243
Canadian Pacific Railway Co. (Canada) 9.45%, 8/1/2021	280	284
CSX Corp.
3.25%, 6/1/2027	1,283	1,404
2.50%, 5/15/2051	13,050	11,352
Empresa de Transporte de Pasajeros Metro SA (Chile) 5.00%, 1/25/2047 (e)	2,400	2,763
ERAC USA Finance LLC
3.30%, 10/15/2022 (a)	200	208
2.70%, 11/1/2023 (a)	470	493
7.00%, 10/15/2037 (a)	291	424
Hertz Corp. (The)
5.50%, 10/15/2024 (a) (g)	3,715	3,857
6.00%, 1/15/2028 (a) (g)	1,770	1,889
JB Hunt Transport Services, Inc. 3.85%, 3/15/2024	460	496
Norfolk Southern Corp.
2.90%, 2/15/2023	462	479
3.05%, 5/15/2050	4,405	4,221
4.05%, 8/15/2052	1,000	1,132
Penske Truck Leasing Co. LP
4.13%, 8/1/2023 (a)	1,767	1,894
1.20%, 11/15/2025 (a)	2,165	2,150
SMBC Aviation Capital Finance DAC (Ireland)
3.00%, 7/15/2022 (a)	650	665
4.13%, 7/15/2023 (a)	1,100	1,169

		60,337

Semiconductors & Semiconductor Equipment — 0.5%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	2,313	2,493
ams AG (Austria) 7.00%, 7/31/2025 (a)	3,195	3,427
Analog Devices, Inc. 4.50%, 12/5/2036	563	649
Broadcom Corp. 3.88%, 1/15/2027	17,210	18,907
Broadcom, Inc.
4.11%, 9/15/2028	3,548	3,920
4.15%, 11/15/2030	7,200	7,883
2.45%, 2/15/2031 (a)	7,777	7,469
Intel Corp.
3.25%, 11/15/2049	1,700	1,723
3.10%, 2/15/2060	700	667
Marvell Technology, Inc. 2.45%, 4/15/2028 (a)	2,080	2,093
Microchip Technology, Inc.
0.97%, 2/15/2024 (a)	2,090	2,094
4.25%, 9/1/2025 (a)	916	962
NXP BV (China) 3.25%, 5/11/2041 (a)	11,555	11,560
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	6,872	6,975
Qorvo, Inc. 3.38%, 4/1/2031 (a)	1,780	1,815
QUALCOMM, Inc. 3.25%, 5/20/2050	3,500	3,583
Texas Instruments, Inc.
2.90%, 11/3/2027	1,000	1,091
2.25%, 9/4/2029	1,800	1,845
3.88%, 3/15/2039	1,620	1,880
4.15%, 5/15/2048	300	364

		81,400

Software — 0.6%
CDK Global, Inc.
4.88%, 6/1/2027	1,675	1,767
5.25%, 5/15/2029 (a)	1,939	2,092
Intuit, Inc. 0.95%, 7/15/2025	2,850	2,861
Microsoft Corp.
3.50%, 2/12/2035	1,500	1,697
3.45%, 8/8/2036	953	1,062
2.92%, 3/17/2052	2,029	2,030
Nuance Communications, Inc. 5.63%, 12/15/2026	4,568	4,806
Open Text Corp. (Canada) 5.88%, 6/1/2026 (a)	2,996	3,093
Oracle Corp.
2.50%, 4/1/2025	2,750	2,899
2.30%, 3/25/2028	3,445	3,518
2.95%, 4/1/2030	7,410	7,715
2.88%, 3/25/2031	30,970	31,726
4.30%, 7/8/2034	567	646
3.90%, 5/15/2035	1,545	1,688
3.85%, 7/15/2036	1,756	1,903
3.65%, 3/25/2041	3,450	3,517
4.13%, 5/15/2045	5,300	5,649
3.95%, 3/25/2051	16,530	17,166
salesforce.com, Inc. 3.70%, 4/11/2028	1,100	1,245
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	4,645	4,920

		102,000

Specialty Retail — 0.4%
Gap, Inc. (The) 8.88%, 5/15/2027 (a)	2,670	3,097

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	4,555	4,583
Home Depot, Inc. (The)
2.38%, 3/15/2051	8,600	7,564
3.50%, 9/15/2056	4,200	4,507
L Brands, Inc.
5.25%, 2/1/2028	769	834
7.50%, 6/15/2029	3,894	4,478
6.88%, 11/1/2035	450	542
6.75%, 7/1/2036	2,235	2,657
Lowe’s Cos., Inc.
3.13%, 9/15/2024	665	716
2.50%, 4/15/2026	3,000	3,185
3.65%, 4/5/2029	872	963
3.70%, 4/15/2046	5,000	5,304
O’Reilly Automotive, Inc.
3.60%, 9/1/2027	185	206
1.75%, 3/15/2031	1,145	1,080
Penske Automotive Group, Inc.
5.50%, 5/15/2026	2,916	3,003
3.75%, 6/15/2029 (j)	5,210	5,229
PetSmart, Inc. 4.75%, 2/15/2028 (a)	8,011	8,296
Staples, Inc.
7.50%, 4/15/2026 (a)	9,915	10,285
10.75%, 4/15/2027 (a)	5,981	6,123
TJX Cos., Inc. (The) 3.75%, 4/15/2027	600	673

		73,325

Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
3.25%, 2/23/2026	372	410
2.20%, 9/11/2029	4,125	4,228
3.45%, 2/9/2045	8,744	9,355
3.75%, 9/12/2047	6,500	7,305
3.75%, 11/13/2047	1,000	1,131
2.65%, 2/8/2051	4,725	4,414
2.80%, 2/8/2061	4,015	3,682
Dell International LLC
7.13%, 6/15/2024 (a)	6,236	6,361
4.90%, 10/1/2026 (a)	1,630	1,871
EMC Corp. 3.38%, 6/1/2023	2,796	2,884
NCR Corp.
5.75%, 9/1/2027 (a)	1,370	1,442
5.00%, 10/1/2028 (a)	763	784
5.13%, 4/15/2029 (a)	1,534	1,574
6.13%, 9/1/2029 (a)	5,075	5,513
Western Digital Corp. 4.75%, 2/15/2026	2,907	3,233
Xerox Corp. 4.38%, 3/15/2023 (f)	2,232	2,318

		56,505

Textiles, Apparel & Luxury Goods — 0.0% (h)
Hanesbrands, Inc. 4.88%, 5/15/2026 (a)	1,908	2,044
William Carter Co. (The)
5.50%, 5/15/2025 (a)	1,000	1,054
5.63%, 3/15/2027 (a)	3,145	3,294

		6,392

Thrifts & Mortgage Finance — 0.4%
BPCE SA (France)
5.70%, 10/22/2023 (a)	2,000	2,227
5.15%, 7/21/2024 (a)	12,810	14,366
2.38%, 1/14/2025 (a)	2,260	2,361
1.00%, 1/20/2026 (a)	2,760	2,732
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	13,230	13,325
3.38%, 12/2/2026	250	274
3.50%, 10/23/2027 (a)	1,100	1,198
2.70%, 10/1/2029 (a)	13,090	13,460
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (b)	2,015	1,954
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	4,510	4,651
Nationwide Building Society (United Kingdom) 1.00%, 8/28/2025 (a)	555	550
Quicken Loans LLC
5.25%, 1/15/2028 (a)	1,095	1,145
3.63%, 3/1/2029 (a)	2,936	2,861
3.88%, 3/1/2031 (a)	2,441	2,386
Radian Group, Inc. 4.50%, 10/1/2024	1,286	1,357

		64,847

Tobacco — 0.4%
Altria Group, Inc.
3.40%, 5/6/2030	7,750	8,085
2.45%, 2/4/2032	4,000	3,787
3.40%, 2/4/2041	9,825	9,018
3.88%, 9/16/2046	5,585	5,318
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	26,716	28,380
2.26%, 3/25/2028	275	271
4.39%, 8/15/2037	6,345	6,584
Philip Morris International, Inc.
2.10%, 5/1/2030	2,610	2,551
4.38%, 11/15/2041	4,073	4,670
4.13%, 3/4/2043	5,000	5,494

		74,158

Trading Companies & Distributors — 0.4%
Air Lease Corp.
2.30%, 2/1/2025	1,000	1,031
3.25%, 3/1/2025	242	257
3.38%, 7/1/2025	15,555	16,699
2.88%, 1/15/2026	2,617	2,743
1.88%, 8/15/2026	2,345	2,336
3.25%, 10/1/2029	1,020	1,038

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Aviation Capital Group LLC
5.50%, 12/15/2024 (a)	562		634
1.95%, 1/30/2026 (a)	5,480		5,444
BOC Aviation Ltd. (Singapore)
2.38%, 9/15/2021 (a)	300		301
2.75%, 9/18/2022 (a)	600		611
3.50%, 10/10/2024 (a)	370		395
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	4,465		4,705
Imola Merger Corp. 4.75%, 5/15/2029 (a)	5,656		5,713
International Lease Finance Corp. 8.63%, 1/15/2022	1,000		1,048
United Rentals North America, Inc.
5.88%, 9/15/2026	10,999		11,453
4.88%, 1/15/2028	5,474		5,782
3.88%, 2/15/2031	1,308		1,315
WESCO Distribution, Inc.
5.38%, 6/15/2024	3,197		3,249
7.13%, 6/15/2025 (a)	3,195		3,451
7.25%, 6/15/2028 (a)	2,300		2,550
WW Grainger, Inc. 4.60%, 6/15/2045	520		646

			71,401

Transportation Infrastructure — 0.0% (h)
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (a)	1,300		1,396
Transurban Finance Co. Pty. Ltd. (Australia) 2.45%, 3/16/2031 (a)	635		626

			2,022

Water Utilities — 0.0% (h)
American Water Capital Corp.
3.85%, 3/1/2024	680		737
3.45%, 6/1/2029	620		681

			1,418

Wireless Telecommunication Services — 0.6%
America Movil SAB de CV (Mexico)
3.13%, 7/16/2022	1,266		1,302
4.38%, 4/22/2049	439		518
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	2,490		2,773
6.63%, 8/1/2026	4,138		4,588
Sprint Corp.
7.88%, 9/15/2023	3,143		3,561
7.13%, 6/15/2024	7,061		8,138
7.63%, 2/15/2025	5,843		6,909
7.63%, 3/1/2026	11,153		13,551
T-Mobile USA, Inc.
4.50%, 2/1/2026	4,422		4,531
1.50%, 2/15/2026	5,740		5,753
2.25%, 2/15/2026	1,024		1,033
4.75%, 2/1/2028	5,290		5,654
3.88%, 4/15/2030	17,210		18,863
2.25%, 11/15/2031	5,500		5,277
4.38%, 4/15/2040	10,910		12,206

			94,657

TOTAL CORPORATE BONDS (Cost $5,427,955)			5,576,531

MORTGAGE-BACKED SECURITIES -15.9%
FHLMC
Pool # 1G1861, ARM, 2.41%, 3/1/2036 (k)	29		31
Pool # 1J1380, ARM, 2.88%, 3/1/2036 (k)	38		40
Pool # 1J1393, ARM, 2.19%, 10/1/2036 (k)	51		53
Pool # 1J1657, ARM, 2.44%, 5/1/2037 (k)	11		12
Pool # 1Q0476, ARM, 2.37%, 10/1/2037 (k)	96		98
FHLMC Gold Pools, 15 Year
Pool # G13821, 6.00%, 11/1/2021	— (l	)	— (l	)
Pool # G13385, 5.50%, 11/1/2023	12		12
Pool # G13603, 5.50%, 2/1/2024	3		3
Pool # G13805, 5.50%, 12/1/2024	18		18
Pool # G14252, 5.50%, 12/1/2024	18		19
Pool # J14494, 4.00%, 2/1/2026	421		449
FHLMC Gold Pools, 20 Year
Pool # C91025, 7.00%, 1/1/2027	56		61
Pool # G30591, 6.00%, 2/1/2028	346		388
Pool # D98914, 4.00%, 1/1/2032	2,708		2,961
Pool # G31099, 4.00%, 1/1/2038	10,875		11,996
FHLMC Gold Pools, 30 Year
Pool # C80091, 6.50%, 1/1/2024	13		14
Pool # C80161, 7.50%, 6/1/2024	1		1
Pool # G00271, 7.00%, 9/1/2024	12		12
Pool # C80245, 7.50%, 10/1/2024	2		2
Pool # G00278, 7.00%, 11/1/2024	5		5
Pool # C00496, 7.50%, 2/1/2027	— (l	)	1
Pool # D81734, 7.00%, 8/1/2027	16		17

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # G00747, 8.00%, 8/1/2027	22	25
Pool # D86005, 7.00%, 2/1/2028	3	3
Pool # G02210, 7.00%, 12/1/2028	49	55
Pool # C21930, 6.00%, 2/1/2029	6	7
Pool # C00785, 6.50%, 6/1/2029	11	12
Pool # A27201, 6.50%, 3/1/2032	55	61
Pool # A13067, 4.00%, 9/1/2033	21	23
Pool # G60154, 5.00%, 2/1/2034	10,707	12,247
Pool # G60214, 5.00%, 7/1/2035	10,135	11,613
Pool # C02641, 7.00%, 10/1/2036	34	40
Pool # C02660, 6.50%, 11/1/2036	53	63
Pool # G06172, 5.50%, 12/1/2038	1,095	1,274
Pool # G06576, 5.00%, 9/1/2040	4,653	5,338
Pool # A96733, 4.50%, 2/1/2041	8,558	9,577
Pool # G06493, 4.50%, 5/1/2041	442	495
Pool # G61864, 5.50%, 6/1/2041	4,182	4,854
Pool # Q05956, 4.50%, 2/1/2042	1,371	1,531
Pool # Q11285, 3.50%, 9/1/2042	3,626	3,947
Pool # Q12174, 3.50%, 10/1/2042	4,036	4,394
Pool # G07239, 3.00%, 12/1/2042	3,702	3,948
Pool # Q13796, 3.50%, 12/1/2042	5,460	5,943
Pool # Q15767, 3.00%, 2/1/2043	3,511	3,745
Pool # Q33869, 4.00%, 6/1/2045	2,912	3,198
Pool # G61462, 4.00%, 7/1/2045	16,134	17,782
Pool # Q37784, 3.50%, 12/1/2045	2,015	2,168
Pool # Q39092, 4.00%, 2/1/2046	4,382	4,786
Pool # Q39412, 3.50%, 3/1/2046	1,365	1,465
Pool # Q40797, 3.50%, 5/1/2046	4,678	5,005
Pool # Q40905, 3.50%, 6/1/2046	338	357
Pool # Q40922, 3.50%, 6/1/2046	1,759	1,882
Pool # Q41602, 3.50%, 7/1/2046	955	1,020
Pool # Q42079, 3.50%, 7/1/2046	980	1,046
Pool # Q42657, 3.50%, 8/1/2046	7,173	7,665
Pool # Q42656, 4.00%, 8/1/2046	487	521
Pool # Q43241, 3.50%, 9/1/2046	7,319	7,800
Pool # Q43237, 4.00%, 9/1/2046	1,325	1,435
Pool # G61565, 4.50%, 4/1/2048	25,408	28,094
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	3	3
Pool # B90491, 7.50%, 1/1/2032	154	176
Pool # U89009, 3.50%, 9/1/2032	520	560
Pool # U80074, 3.50%, 10/1/2032	1,938	2,082
Pool # G20028, 7.50%, 12/1/2036	213	241
Pool # U90690, 3.50%, 6/1/2042	1,724	1,870
Pool # U90975, 4.00%, 6/1/2042	369	406
Pool # U90230, 4.50%, 9/1/2042	1,587	1,769
Pool # U90281, 4.00%, 10/1/2042	1,018	1,112
Pool # U92021, 5.00%, 9/1/2043	1,714	1,924
Pool # U99076, 4.50%, 12/1/2043	3,763	4,179
Pool # U99084, 4.50%, 2/1/2044	3,267	3,628
Pool # U92996, 3.50%, 6/1/2045	334	357
Pool # U93026, 3.50%, 7/1/2045	922	1,000
Pool # U99134, 4.00%, 1/1/2046	4,076	4,499
Pool # U93155, 3.50%, 5/1/2046	799	868
Pool # U93158, 3.50%, 6/1/2046	784	842
Pool # U93167, 3.50%, 7/1/2046	723	769
Pool # U93172, 3.50%, 7/1/2046	1,074	1,173
FHLMC UMBS, 30 Year Pool # RA2008, 4.00%, 1/1/2050	15,947	17,289

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
FNMA
Pool # AM2292, ARM, 0.46%, 1/1/2023 (k)	1,119		1,118
Pool # 766610, ARM, 2.06%, 1/1/2034 (k)	40		40
Pool # 823660, ARM, 1.97%, 5/1/2035 (k)	78		79
Pool # 910181, ARM, 2.06%, 3/1/2037 (k)	30		32
Pool # 888304, ARM, 1.43%, 4/1/2037 (k)	1		1
Pool # 888750, ARM, 2.08%, 4/1/2037 (k)	46		49
Pool # 948208, ARM, 1.55%, 7/1/2037 (k)	32		33
Pool # 888620, ARM, 1.78%, 7/1/2037 (k)	50		50
FNMA UMBS, 15 Year
Pool # 890129, 6.00%, 12/1/2021	1		1
Pool # 949379, 6.00%, 8/1/2022	7		8
Pool # 890231, 5.00%, 7/1/2025	87		91
Pool # CA4723, 3.50%, 11/1/2034	8,445		9,056
FNMA UMBS, 20 Year
Pool # MA0602, 3.50%, 12/1/2030	167		178
Pool # BM3254, 4.00%, 1/1/2038	8,480		9,412
Pool # BM3566, 4.00%, 2/1/2038	9,075		10,007
Pool # CA1234, 4.00%, 2/1/2038	3,326		3,653
Pool # CA1238, 4.00%, 2/1/2038	3,129		3,470
FNMA UMBS, 30 Year
Pool # 50617, 8.00%, 8/1/2022	— (l	)	— (l	)
Pool # 250228, 9.00%, 4/1/2025	1		1
Pool # 328066, 8.50%, 10/1/2025	— (l	)	— (l	)
Pool # 313692, 8.50%, 12/1/2025	1		1
Pool # 365997, 7.50%, 10/1/2026	1		1
Pool # 250854, 7.50%, 3/1/2027	1		1
Pool # 251569, 7.00%, 3/1/2028	1		1
Pool # 420165, 6.50%, 4/1/2028	24		26
Pool # 455598, 5.50%, 12/1/2028	9		10
Pool # 517656, 5.50%, 7/1/2029	10		11
Pool # 252570, 6.50%, 7/1/2029	13		15
Pool # 517679, 6.50%, 7/1/2029	45		51
Pool # 323866, 6.50%, 8/1/2029	10		12
Pool # 995656, 7.00%, 6/1/2033	133		157
Pool # AL6168, 5.00%, 9/1/2033	4,848		5,537
Pool # 725229, 6.00%, 3/1/2034	797		943
Pool # AA0918, 5.50%, 9/1/2034	155		179
Pool # 735503, 6.00%, 4/1/2035	79		91
Pool # 745948, 6.50%, 10/1/2036	12		15
Pool # AL0379, 8.00%, 12/1/2036	931		1,107
Pool # 995149, 6.50%, 10/1/2038	38		45
Pool # 995504, 7.50%, 11/1/2038	60		73
Pool # AC3237, 5.00%, 10/1/2039	445		511
Pool # AC4467, 4.50%, 12/1/2039	798		892
Pool # AE1526, 4.50%, 9/1/2040	1,657		1,834
Pool # AE3095, 4.50%, 9/1/2040	1,005		1,124
Pool # AE0681, 4.50%, 12/1/2040	4,006		4,480
Pool # AL0038, 5.00%, 2/1/2041	3,862		4,429
Pool # AX5292, 5.00%, 1/1/2042	16,281		18,692
Pool # BM1065, 5.50%, 2/1/2042	6,615		7,667
Pool # AL2059, 4.00%, 6/1/2042	12,521		13,956
Pool # AB7575, 3.00%, 1/1/2043	2,854		3,029
Pool # AR6380, 3.00%, 2/1/2043	3,609		3,847
Pool # 890564, 3.00%, 6/1/2043	4,585		4,912
Pool # AT5907, 4.00%, 6/1/2043	7,728		8,614
Pool # AS0214, 3.50%, 8/1/2043	8,155		8,901
Pool # AL6848, 5.00%, 6/1/2044	1,672		1,903
Pool # BA2343, 4.00%, 9/1/2045	3,285		3,572
Pool # BA1210, 3.50%, 5/1/2046	1,011		1,081
Pool # BA7485, 3.50%, 6/1/2046	807		861
Pool # BC2969, 3.50%, 6/1/2046	465		491

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BD1371, 3.50%, 6/1/2046	1,776	1,900
Pool # BA7492, 4.00%, 6/1/2046	947	1,026
Pool # BC9368, 4.00%, 6/1/2046	3,882	4,219
Pool # BD1372, 4.00%, 6/1/2046	1,891	2,056
Pool # BD2956, 3.50%, 7/1/2046	6,113	6,528
Pool # BD5456, 3.50%, 8/1/2046	2,981	3,187
Pool # BM1169, 4.00%, 9/1/2046	12,552	13,983
Pool # BE0280, 3.50%, 10/1/2046	4,655	4,972
Pool # AS8335, 4.50%, 11/1/2046	8,044	8,798
Pool # BM1906, 4.00%, 5/1/2047	9,169	10,113
Pool # AS9811, 5.00%, 6/1/2047	3,804	4,230
Pool # BH7565, 4.00%, 8/1/2047	17,295	18,844
Pool # BM3500, 4.00%, 9/1/2047	8,383	9,278
Pool # CA0346, 4.50%, 9/1/2047	12,202	13,258
Pool # BH6687, 4.00%, 11/1/2047	2,511	2,688
Pool # BM3044, 4.00%, 11/1/2047	5,989	6,516
Pool # BE8347, 4.00%, 12/1/2047	1,513	1,620
Pool # BJ5254, 4.00%, 12/1/2047	7,354	7,888
Pool # BM3499, 4.00%, 12/1/2047	66,208	71,880
Pool # BJ5777, 4.50%, 12/1/2047	609	659
Pool # BH6689, 4.00%, 1/1/2048	2,633	2,817
Pool # BJ7311, 4.00%, 1/1/2048	34,589	37,627
Pool # BJ8238, 4.00%, 1/1/2048	11,475	12,473
Pool # BJ8265, 4.00%, 1/1/2048	7,561	8,196
Pool # BK1008, 4.00%, 1/1/2048	2,281	2,488
Pool # BJ4617, 4.00%, 2/1/2048	6,214	6,843
Pool # BJ5772, 4.00%, 2/1/2048	8,749	9,382
Pool # BK1581, 4.00%, 2/1/2048	1,253	1,359
Pool # FM0035, 3.50%, 3/1/2048	11,154	11,884
Pool # BJ5803, 4.00%, 3/1/2048	7,829	8,397
Pool # BK1963, 4.00%, 3/1/2048	4,154	4,572
Pool # BM3665, 4.00%, 3/1/2048	22,496	24,704
Pool # BJ5789, 4.50%, 3/1/2048	3,299	3,597
Pool # BE2789, 4.00%, 4/1/2048	2,382	2,552
Pool # CA1710, 4.50%, 5/1/2048	5,981	6,466
Pool # BK5943, 5.00%, 6/1/2048	3,195	3,540
Pool # BK4130, 4.50%, 7/1/2048	542	584
Pool # BK6562, 4.50%, 7/1/2048	4,689	5,115
Pool # BK6589, 4.50%, 7/1/2048	2,323	2,545
Pool # BN0133, 4.00%, 8/1/2048	10,200	10,945
Pool # BK9292, 5.00%, 8/1/2048	8,662	9,607
Pool # CA4662, 3.50%, 9/1/2048	8,250	8,882
Pool # BN1312, 4.00%, 9/1/2048	21,858	23,454
Pool # 890863, 5.00%, 9/1/2048	27,425	31,271
Pool # BN0234, 5.00%, 9/1/2048	4,314	4,784
Pool # MA3496, 4.50%, 10/1/2048	4,702	5,082
Pool # BN0861, 5.00%, 10/1/2048	2,408	2,723
Pool # BK9556, 4.00%, 12/1/2048	5,002	5,406
Pool # BK1176, 5.00%, 1/1/2049	2,554	2,806
Pool # BK8748, 4.50%, 5/1/2049	16,897	18,341
Pool # BO2428, 3.50%, 7/1/2049	7,694	8,124
Pool # BO0592, 4.00%, 7/1/2049	2,426	2,618
FNMA, 30 Year Pool # CA2171, 4.00%, 8/1/2048	17,109	18,310
FNMA, Other
Pool # 468564, 4.06%, 7/1/2021	1,176	1,176
Pool # 470622, 2.75%, 3/1/2022	230	233
Pool # AM2285, 2.41%, 1/1/2023	3,357	3,435
Pool # AM2255, 2.51%, 1/1/2023	3,517	3,603

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AM2452, 2.44%, 2/1/2023	6,619	6,786
Pool # AM2859, 2.65%, 3/1/2023	3,900	4,035
Pool # AL3876, 2.79%, 6/1/2023 (k)	3,520	3,644
Pool # AM4170, 3.51%, 8/1/2023	15,000	15,797
Pool # AM5032, 3.64%, 12/1/2023	4,542	4,877
Pool # AM5473, 3.76%, 3/1/2024	5,300	5,746
Pool # AN2363, 2.23%, 4/1/2024	3,675	3,845
Pool # AM6795, 3.05%, 9/1/2024	10,526	11,314
Pool # AL6260, 2.75%, 12/1/2024 (k)	432	440
Pool # AM7290, 2.97%, 12/1/2024	4,009	4,313
Pool # AM7682, 2.84%, 1/1/2025	5,745	6,171
Pool # AM7795, 2.92%, 1/1/2025	9,754	10,487
Pool # AN1302, 2.93%, 1/1/2025	3,973	4,267
Pool # AM8090, 2.48%, 2/1/2025	9,220	9,797
Pool # AM8702, 2.73%, 4/1/2025	18,325	19,690
Pool # AM8674, 2.81%, 4/1/2025	18,640	20,086
Pool # AM8691, 2.64%, 6/1/2025	18,777	20,139
Pool # AM9942, 3.09%, 10/1/2025	11,000	12,016
Pool # AN0287, 2.95%, 11/1/2025	5,000	5,436
Pool # AN0707, 3.13%, 2/1/2026	8,414	9,217
Pool # AN1222, 2.78%, 4/1/2026	7,000	7,594
Pool # AN1413, 2.49%, 5/1/2026	9,657	10,340
Pool # AN1503, 2.62%, 5/1/2026	5,481	5,900
Pool # AN1221, 2.81%, 5/1/2026	4,000	4,347
Pool # AN1497, 2.61%, 6/1/2026	10,122	10,912
Pool # AN2193, 2.53%, 7/1/2026	5,661	6,074
Pool # AN2689, 2.20%, 10/1/2026	6,197	6,555
Pool # AN4000, 3.00%, 12/1/2026	2,295	2,515
Pool # AL6937, 3.92%, 12/1/2026 (k)	4,925	5,524
Pool # AN4917, 3.13%, 3/1/2027	13,674	15,137
Pool # AN6318, 3.18%, 8/1/2027	8,500	9,191
Pool # BL3525, 2.60%, 9/1/2027	11,451	12,357
Pool # BL0497, 3.84%, 10/1/2027	4,779	5,458
Pool # AN1449, 2.97%, 4/1/2028	6,529	7,166
Pool # AN2005, 2.73%, 7/1/2028	10,464	11,415
Pool # 387807, 3.55%, 8/1/2028	11,451	12,999
Pool # AN2956, 2.44%, 10/1/2028	7,042	7,541
Pool # AN3685, 2.69%, 12/1/2028	15,076	16,366
Pool # AN4004, 3.27%, 12/1/2028	8,615	9,633
Pool # BL1040, 3.81%, 12/1/2028	16,000	18,533
Pool # BL0907, 3.88%, 12/1/2028	290	335
Pool # AN4154, 3.17%, 1/1/2029	16,836	18,741
Pool # AN4349, 3.35%, 1/1/2029	8,606	9,692
Pool # AN4344, 3.37%, 1/1/2029	16,830	18,898
Pool # AN1872, 2.90%, 5/1/2029	3,693	4,030
Pool # AN5677, 3.25%, 6/1/2029	9,530	10,647
Pool # BL3509, 2.66%, 8/1/2029	22,452	24,250
Pool # BL3491, 2.84%, 8/1/2029	15,900	17,290
Pool # 387883, 3.78%, 8/1/2030	16,369	18,895
Pool # 387827, 3.80%, 8/1/2030	7,918	8,340
Pool # AN9293, 3.71%, 9/1/2030	25,065	28,846
Pool # AN0198, 3.34%, 11/1/2030	3,955	4,434
Pool # AN1676, 2.99%, 5/1/2031	3,657	4,003
Pool # AN1953, 3.01%, 6/1/2031	1,873	2,052
Pool # AN1683, 3.03%, 6/1/2031	5,000	5,491
Pool # AN2308, 2.87%, 8/1/2031	8,690	9,454
Pool # AN2625, 2.50%, 10/1/2031	12,006	12,746
Pool # BL3368, 2.84%, 11/1/2031	4,475	4,816
Pool # BL6367, 1.82%, 4/1/2032	36,000	36,305
Pool # BL6302, 2.07%, 5/1/2032	15,158	15,543

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # AO7654, 3.50%, 5/1/2032	2,028		2,183
Pool # AO5230, 3.50%, 6/1/2032	1,137		1,223
Pool # AO7057, 3.50%, 6/1/2032	1,055		1,135
Pool # AO7746, 3.50%, 6/1/2032	122		129
Pool # AO8038, 3.50%, 7/1/2032	2,281		2,441
Pool # AP0645, 3.50%, 7/1/2032	2,209		2,378
Pool # AP0682, 3.50%, 7/1/2032	2,009		2,150
Pool # AP1314, 3.50%, 8/1/2032	2,265		2,438
Pool # AQ1534, 3.50%, 10/1/2032	723		778
Pool # AQ1607, 3.50%, 11/1/2032	527		567
Pool # 650236, 5.00%, 12/1/2032	11		11
Pool # AR7961, 3.50%, 3/1/2033	687		740
Pool # BL3453, 3.16%, 8/1/2033	14,690		16,137
Pool # 868763, 6.50%, 4/1/2036	6		6
Pool # 886320, 6.50%, 7/1/2036	18		19
Pool # AO6757, 4.00%, 6/1/2042	2,711		2,990
Pool # MA1125, 4.00%, 7/1/2042	1,866		2,041
Pool # MA1213, 3.50%, 10/1/2042	7,853		8,511
Pool # MA1283, 3.50%, 12/1/2042	1,152		1,248
Pool # MA1328, 3.50%, 1/1/2043	4,007		4,343
Pool # MA1404, 3.50%, 4/1/2043	2,197		2,396
Pool # MA1462, 3.50%, 6/1/2043	1,204		1,304
Pool # MA1463, 3.50%, 6/1/2043	3,127		3,410
Pool # MA1510, 4.00%, 7/1/2043	2,420		2,660
Pool # MA1546, 3.50%, 8/1/2043	4,830		5,268
Pool # AU8840, 4.50%, 11/1/2043	1,538		1,699
Pool # AV2613, 4.50%, 11/1/2043	3,881		4,323
Pool # MA1711, 4.50%, 12/1/2043	2,442		2,718
Pool # AL6167, 3.50%, 1/1/2044	16,901		18,377
Pool # MA2346, 3.50%, 6/1/2045	604		654
Pool # MA2462, 4.00%, 11/1/2045	4,271		4,712
Pool # MA2482, 4.00%, 12/1/2045	4,527		4,992
Pool # MA2519, 4.00%, 1/1/2046	4,607		5,082
Pool # BC0784, 3.50%, 4/1/2046	587		629
Pool # MA2593, 4.00%, 4/1/2046	10,971		12,104
Pool # MA2631, 4.00%, 5/1/2046	11,474		12,598
Pool # MA2658, 3.50%, 6/1/2046	3,090		3,369
Pool # MA2690, 3.50%, 7/1/2046	6,502		7,089
Pool # BF0090, 3.50%, 5/1/2056	29,426		32,251
FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 2.00%, 7/25/2036 (j)	24,135		24,901
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 6/25/2051 (j)	11,890		12,309
TBA, 2.00%, 7/25/2051 (j)	289,445		291,690
TBA, 2.50%, 8/25/2051 (j)	273,185		281,578
GNMA I, 15 Year Pool # 782933, 6.50%, 10/15/2023	9		9
GNMA I, 30 Year
Pool # 314497, 7.25%, 1/15/2022	2		2
Pool # 316247, 9.00%, 1/15/2022	1		1
Pool # 297656, 7.50%, 10/15/2022	1		1
Pool # 380930, 7.00%, 4/15/2024	— (l	)	— (l	)
Pool # 780029, 9.00%, 11/15/2024	— (l	)	— (l	)
Pool # 430999, 7.50%, 7/15/2026	6		6
Pool # 780481, 7.00%, 12/15/2026	2		2
Pool # 460982, 7.00%, 11/15/2027	1		1
Pool # 427295, 7.25%, 1/15/2028	10		10
Pool # 460759, 6.50%, 2/15/2028	27		31
Pool # 781118, 6.50%, 10/15/2029	27		31
Pool # 783867, 6.00%, 8/15/2036	2,634		3,134
Pool # AS4934, 4.50%, 5/15/2046	1,599		1,831
Pool # AT7538, 4.00%, 7/15/2046	5,706		6,272

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # AT7652, 4.00%, 8/15/2046	3,620		3,976
Pool # BM1819, 5.00%, 4/15/2049	4,594		5,319
GNMA II, 30 Year
Pool # 2056, 7.50%, 8/20/2025	2		2
Pool # 2270, 8.00%, 8/20/2026	1		1
Pool # 2285, 8.00%, 9/20/2026	15		17
Pool # 2379, 8.00%, 2/20/2027	1		1
Pool # 2397, 8.00%, 3/20/2027	— (l	)	— (l	)
Pool # 2445, 8.00%, 6/20/2027	6		7
Pool # 2457, 7.50%, 7/20/2027	18		20
Pool # 2538, 8.00%, 1/20/2028	2		3
Pool # 2581, 8.00%, 4/20/2028	— (l	)	— (l	)
Pool # 2606, 8.00%, 6/20/2028	1		1
Pool # 2619, 8.00%, 7/20/2028	2		2
Pool # 2633, 8.00%, 8/20/2028	4		4
Pool # 2714, 6.50%, 2/20/2029	3		4
Pool # 4901, 8.00%, 9/20/2031	221		257
Pool # 5020, 7.50%, 5/20/2032	120		137
Pool # 738210, 7.00%, 6/20/2032	233		265
Pool # 738062, 6.00%, 11/20/2032	247		274
Pool # 738059, 6.00%, 10/20/2033	132		146
Pool # 738049, 6.00%, 3/20/2035	342		382
Pool # 737987, 6.00%, 4/20/2036	217		240
Pool # 737975, 6.00%, 9/20/2036	64		71
Pool # 5034, 7.00%, 8/20/2038	68		77
Pool # 4245, 6.00%, 9/20/2038	73		84
Pool # 4930, 7.00%, 10/20/2038	340		412
Pool # 4964, 7.00%, 12/20/2038	54		56
Pool # 4872, 7.00%, 1/20/2039	331		390
Pool # 5072, 6.50%, 10/20/2039	93		109
Pool # 5218, 6.50%, 10/20/2039	137		159
Pool # AS8103, 3.50%, 6/20/2046	1,671		1,848
Pool # AS8104, 3.75%, 6/20/2046	1,700		1,890
Pool # AS8105, 4.00%, 6/20/2046	1,244		1,399
Pool # AS8106, 3.50%, 7/20/2046	2,525		2,792
Pool # AS8107, 3.75%, 7/20/2046	2,982		3,314
Pool # AY0571, 4.50%, 11/20/2047	6,762		7,312
Pool # BB8791, 4.00%, 12/20/2047	6,871		7,658
Pool # BD6195, 4.00%, 1/20/2048	8,303		8,844
Pool # BE9507, 4.50%, 3/20/2048	3,163		3,458
Pool # BG2382, 4.50%, 3/20/2048	2,175		2,358
Pool # BA7568, 4.50%, 4/20/2048	10,914		11,848
Pool # BD0512, 5.00%, 4/20/2048	7,190		7,843
Pool # BD0532, 5.00%, 6/20/2048	8,550		9,331
Pool # BG3833, 4.50%, 7/20/2048	17,446		18,941
Pool # BD0549, 5.00%, 8/20/2048	8,358		9,128
Pool # BH9109, 4.50%, 10/20/2048	9,275		10,029
Pool # BJ7085, 5.00%, 12/20/2048	7,262		8,075
Pool # BK7188, 4.50%, 2/20/2049	6,340		6,905
Pool # BK7189, 5.00%, 2/20/2049	7,076		7,821
Pool # BN2622, 4.00%, 6/20/2049	11,335		12,290
Pool # BM9677, 4.50%, 6/20/2049	11,946		13,087
Pool # BM9683, 5.00%, 6/20/2049	11,715		12,978
Pool # BJ1310, 4.50%, 7/20/2049	8,505		9,438
Pool # BO2717, 4.50%, 7/20/2049	9,698		10,822
Pool # BO3146, 4.50%, 7/20/2049	4,068		4,528
Pool # BO3147, 4.50%, 7/20/2049	4,755		5,241
Pool # BO3157, 4.50%, 7/20/2049	3,584		3,983
Pool # BO3158, 4.50%, 7/20/2049	3,502		3,861
Pool # BO3159, 4.50%, 7/20/2049	1,712		1,845

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # BM9690, 5.00%, 7/20/2049	3,443		3,815
Pool # BM9701, 4.50%, 8/20/2049	27,246		29,416
Pool # MA7136, 2.50%, 1/20/2051	102,185		105,879

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,543,795)			2,638,067

ASSET-BACKED SECURITIES — 13.2%
ACC Trust
Series 2019-1, Class A, 3.75%, 5/20/2022 (a)	244		245
Series 2019-2, Class B, 3.63%, 8/21/2023 (a)	10,566		10,749
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 ‡ (a)	2,593		2,742
Affirm Asset Securitization Trust Series 2021-A, Class C, 1.66%, 8/15/2025 ‡ (a)	700		704
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	3,941		4,030
Series 2017-1, Class B, 3.70%, 1/15/2026 (a)	3,021		2,953
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	3,091		3,128
Series 2015-2, Class AA, 3.75%, 12/15/2027 (a)	861		886
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	1,931		1,948
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	1,048		1,019
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 ‡ (a) (f)	17,798		17,786
Ally Auto Receivables Trust Series 2018-2, Class A3, 2.92%, 11/15/2022	2,913		2,922
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	810		819
Series 2016-3, Class AA, 3.00%, 10/15/2028	1,999		2,034
Series 2017-1, Class AA, 3.65%, 2/15/2029	2,058		2,106
American Credit Acceptance Receivables Trust
Series 2020-2, Class B, 2.48%, 9/13/2024 (a)	800		811
Series 2020-2, Class C, 3.88%, 4/13/2026 (a)	1,023		1,076
American Homes 4 Rent Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (a)	1,250		1,377
American Homes 4 Rent Trust
Series 2014-SFR3, Class D, 5.04%, 12/17/2036 ‡ (a)	5,000		5,395
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (a)	17,745		19,538
Series 2015-SFR2, Class D, 5.04%, 10/17/2052 ‡ (a)	2,250		2,459
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 ‡ (a)	18,630		20,906
American Tower Trust #1 3.07%, 3/15/2023 (a)	3,135		3,162
AmeriCredit Automobile Receivables Trust
Series 2017-2, Class D, 3.42%, 4/18/2023	11,300		11,489
Series 2017-4, Class D, 3.08%, 12/18/2023	20,124		20,630
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	30,000		30,676
Series 2020-SFR2, Class G, 4.00%, 7/17/2037 ‡ (a)	5,500		5,637
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 ‡ (a)	16,035		16,818
Series 2020-SFR2, Class H, 5.25%, 7/17/2037 ‡ (a)	12,500		12,995
Series 2020-SFR3, Class F, 3.55%, 9/17/2037 ‡ (a)	12,179		12,466
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 ‡ (a)	23,000		22,932
Series 2020-SFR4, Class F, 2.86%, 11/17/2037 ‡ (a)	20,000		19,899
Series 2019-SFR1, Class F, 3.87%, 1/19/2039 ‡ (a)	19,690		20,020
Series 2019-SFR1, Class G, 4.86%, 1/19/2039 ‡ (a)	7,875		8,199
Series 2019-SFR1, Class H, 6.04%, 1/19/2039 ‡ (a)	7,875		8,393
Aqua Finance Trust
Series 2017-A, Class A, 3.72%, 11/15/2035 (a)	3,141		3,230
Series 2019-A, Class B, 3.47%, 7/16/2040 ‡ (a)	19,000		20,024
Series 2020-AA, Class C, 3.97%, 7/17/2046 ‡ (a)	4,250		4,479
BankBoston Home Equity Loan Trust Series 1998-1, Class A6, 6.35%, 7/25/2028 ‡	— (l	)	— (l	)
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 3.08%, 6/25/2043 ‡ (k)	175		180
British Airways Pass-Through Trust (United Kingdom)
Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	1,480		1,534
Series 2019-1, Class A, 3.35%, 6/15/2029 (a)	1,441		1,420
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	674		708
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	2,010		2,036
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	552		560

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Business Jet Securities LLC
Series 2019-1, Class C, 6.95%, 7/15/2034 ‡ (a)	9,352	9,758
Series 2020-1A, Class B, 3.97%, 11/15/2035 ‡ (a)	12,651	13,065
Series 2020-1A, Class C, 7.14%, 11/15/2035 ‡ (a)	8,785	9,227
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	11,130	11,174
Series 2021-1A, Class C, 5.07%, 4/15/2036 (a)	9,412	9,534
BXG Receivables Note Trust Series 2018-A, Class C, 4.44%, 2/2/2034 ‡ (a)	2,442	2,563
Camillo Issuer LLC
Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	9,356	9,602
Series 2017-SFR1, Class A, 5.50%, 6/5/2027 ‡ (a)	20,934	21,692
Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (a)	19,169	19,720
CarMax Auto Owner Trust Series 2018-1, Class D, 3.37%, 7/15/2024	2,732	2,788
Carnow Auto Receivables Trust Series 2018-1A, Class C, 5.21%, 9/15/2023 (a)	3,702	3,736
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	5,788	5,969
CARS-DB4 LP
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (a)	4,743	5,012
Series 2020-1A, Class B2, 4.52%, 2/15/2050 ‡ (a)	8,960	9,251
Series 2020-1A, Class B3, 4.95%, 2/15/2050 ‡ (a)	9,990	10,045
Carvana Auto Receivables Trust
Series 2019-1A, Class C, 3.50%, 2/15/2024 (a)	9,980	10,172
Series 2019-1A, Class D, 3.88%, 10/15/2024 (a)	7,500	7,783
Series 2020-N1A, Class B, 2.01%, 3/17/2025 (a)	29,424	29,861
Series 2019-2A, Class E, 5.01%, 4/15/2026 (a)	9,750	10,347
Series 2019-4A, Class E, 4.70%, 10/15/2026 (a)	5,000	5,272
Cascade MH Asset Trust Series 2019-MH1, Class B, 5.00%, 11/25/2044 ‡ (a) (k)	17,000	16,798
Centex Home Equity Loan Trust Series 2001-B, Class A6, 6.36%, 7/25/2032 ‡	29	30
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	1,372	1,886
Colony American Finance Ltd. (Cayman Islands) Series 2016-2, Class A, 2.55%, 11/15/2048 (a)	1,088	1,089
Continental Airlines Pass-Through Trust Series 2012-1, Class A, 4.15%, 4/11/2024	121	128
COOF Securitization Trust Ltd. Series 2014-1, Class A, IO, 3.04%, 6/25/2040 ‡ (a) (k)	3,241	268
CoreVest American Finance Trust
Series 2020-2, Class A, 3.38%, 5/15/2052 (a)	6,077	6,585
Series 2020-2, Class B, 4.24%, 5/15/2052 ‡ (a) (k)	8,345	9,209
CPS Auto Receivables Trust
Series 2018-B, Class C, 3.58%, 3/15/2023 (a)	2,027	2,032
Series 2017-B, Class D, 3.95%, 3/15/2023 (a)	885	886
Series 2018-A, Class D, 3.66%, 12/15/2023 (a)	2,064	2,090
Series 2018-D, Class D, 4.34%, 9/16/2024 (a)	2,303	2,375
Series 2020-B, Class B, 2.11%, 4/15/2026 (a)	6,000	6,060
CPS Auto Trust Series 2017-A, Class D, 4.61%, 12/15/2022 (a)	319	321
Credit Acceptance Auto Loan Trust
Series 2018-2A, Class B, 3.94%, 7/15/2027 (a)	10,258	10,297
Series 2018-3A, Class C, 4.04%, 12/15/2027 (a)	11,249	11,522
Series 2019-3A, Class C, 3.06%, 3/15/2029 (a)	10,500	10,885
Series 2020-1A, Class C, 2.59%, 6/15/2029 (a)	21,735	22,418
Series 2020-2A, Class C, 2.73%, 11/15/2029 (a)	4,895	5,074
Series 2021-3A, Class C, 1.63%, 9/16/2030 (a)	8,573	8,603
Crown Castle Towers LLC
3.72%, 7/15/2023 (a)	250	259
3.66%, 5/15/2025 (a)	2,805	3,012
Currency Capital Funding Trust
Series 2018-1A, Class B, 5.62%, 3/17/2026 ‡ (a) (k)	8,000	7,987
Series 2018-1A, Class B2, 5.62%, 3/17/2026 ‡ (a) (k)	221	196
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 0.84%, 3/25/2034 ‡ (k)	48	48
Series 2004-1, Class M2, 0.92%, 3/25/2034 ‡ (k)	25	25
Series 2004-1, Class 3A, 0.65%, 4/25/2034 ‡ (k)	297	275
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 0.99%, 10/25/2034 (k)	232	228

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	19,300	19,506
Delta Air Lines Pass-Through Trust
Series 2007-1, Class A, 6.82%, 8/10/2022	1,173	1,251
Series 2019-1, Class AA, 3.20%, 4/25/2024	6,270	6,576
Series 2015-1, Class AA, 3.63%, 7/30/2027	3,238	3,491
Diamond Resorts Owner Trust
Series 2017-1A, Class B, 4.11%, 10/22/2029 ‡ (a)	840	854
Series 2018-1, Class D, 5.90%, 1/21/2031 ‡ (a)	949	965
Series 2021-1A, Class D, 3.83%, 11/21/2033 (a)	11,925	12,175
Dominion Financial Services 2 LLC Series 2018-1, Class A, 5.35%, 9/15/2022 ‡ (a) (f)	33,800	33,800
Drive Auto Receivables Trust
Series 2017-1, Class D, 3.84%, 3/15/2023	1,257	1,265
Series 2017-3, Class D, 3.53%, 12/15/2023 (a)	6,255	6,322
Series 2017-AA, Class D, 4.16%, 5/15/2024 (a)	1,210	1,212
Series 2018-2, Class D, 4.14%, 8/15/2024	23,324	23,841
Series 2018-3, Class D, 4.30%, 9/16/2024	12,969	13,294
Series 2019-4, Class D, 2.70%, 2/16/2027	10,500	10,845
DT Auto Owner Trust
Series 2018-1A, Class D, 3.81%, 12/15/2023 (a)	2,925	2,948
Series 2017-2A, Class E, 6.03%, 1/15/2024 (a)	6,383	6,399
Series 2017-3A, Class E, 5.60%, 8/15/2024 (a)	8,070	8,211
Series 2019-2A, Class D, 3.48%, 2/18/2025 (a)	19,000	19,656
Series 2019-4A, Class D, 2.85%, 7/15/2025 (a)	2,500	2,594
Series 2020-2A, Class C, 3.28%, 3/16/2026 (a)	5,000	5,226
Series 2020-3A, Class D, 1.84%, 6/15/2026 (a)	7,100	7,246
E3 (Cayman Islands)
Series 2019-1, Class A, 3.10%, 9/20/2055 (a)	8,510	8,785
Series 2019-1, Class C, 5.00%, 9/20/2055 ‡ (a)	5,601	5,660
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class A, 2.69%, 3/25/2030 (a)	9,257	9,544
Series 2019-A, Class C, 3.45%, 1/25/2034 ‡ (a)	2,595	2,652
Exeter Automobile Receivables Trust
Series 2017-2A, Class C, 3.93%, 4/17/2023 (a)	213	213
Series 2017-3A, Class C, 3.68%, 7/17/2023 (a)	5,959	6,054
Series 2016-3A, Class D, 6.40%, 7/17/2023 (a)	8,355	8,376
Series 2018-1A, Class D, 3.53%, 11/15/2023 (a)	12,668	12,927
Series 2017-2A, Class D, 6.39%, 2/15/2024 (a)	8,000	8,200
Series 2018-3A, Class D, 4.35%, 6/17/2024 (a)	22,280	22,957
Series 2020-2A, Class B, 2.08%, 7/15/2024 (a)	8,000	8,080
Series 2018-4A, Class D, 4.35%, 9/16/2024 (a)	25,430	26,315
Series 2020-2A, Class C, 3.28%, 5/15/2025 (a)	7,250	7,512
Series 2018-2A, Class E, 5.33%, 5/15/2025 (a)	7,000	7,327
Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	3,500	3,769
Series 2020-3A, Class D, 1.73%, 7/15/2026	9,000	9,154
Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	14,185	14,712
Fifth Third Auto Trust Series 2019-1, Class A3, 2.64%, 12/15/2023	4,852	4,916
First Investors Auto Owner Trust
Series 2017-3A, Class C, 3.00%, 1/16/2024 (a)	4,326	4,361
Series 2017-3A, Class D, 3.44%, 3/15/2024 (a)	5,096	5,215
Series 2017-3A, Class E, 4.92%, 8/15/2024 (a)	1,300	1,343
FirstKey Homes Trust Series 2020-SFR1, Class F1, 3.64%, 9/17/2025 ‡ (a)	3,500	3,624
Flagship Credit Auto Trust
Series 2017-1, Class D, 4.23%, 5/15/2023 (a)	991	1,004
Series 2017-4, Class C, 2.92%, 11/15/2023 (a)	4,153	4,185
Series 2017-1, Class E, 6.46%, 12/15/2023 (a)	3,500	3,598
Series 2017-4, Class D, 3.58%, 1/15/2024 (a)	2,630	2,710
Series 2017-2, Class E, 5.55%, 7/15/2024 (a)	3,630	3,748
Series 2019-2, Class C, 3.09%, 5/15/2025 (a)	8,250	8,545
Series 2019-2, Class D, 3.53%, 5/15/2025 (a)	9,500	9,966
Series 2019-2, Class E, 4.52%, 12/15/2026 (a)	5,000	5,296

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	99,260	108,221
Foundation Finance Trust
Series 2020-1A, Class B, 4.62%, 7/16/2040 ‡ (a)	1,700	1,856
Series 2020-1A, Class C, 5.75%, 7/16/2040 ‡ (a)	4,650	5,135
Foursight Capital Automobile Receivables Trust Series 2021-1, Class D, 1.32%, 3/15/2027 (a)	900	896
FREED ABS Trust Series 2019-1, Class B, 3.87%, 6/18/2026 ‡ (a)	8,756	8,827
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class A6, 6.70%, 4/25/2029 ‡ (k)	247	256
GLS Auto Receivables Trust Series 2017-1A, Class D, 5.50%, 6/17/2024 (a)	4,000	4,024
GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3, 2.81%, 12/16/2022	4,493	4,521
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 ‡ (a)	620	614
Goodgreen (Cayman Islands) Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (k)	6,786	7,238
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	1,161	1,232
Series 2016-1A, Class B, 5.24%, 10/15/2052 ‡ (a)	860	916
Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	7,658	8,030
Harvest SBA Loan Trust Series 2021-1, Class A, 2.09%, 4/25/2048 (a) (k)	4,960	4,882
HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 (a)	4,008	4,210
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	3,300	3,499
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042 ‡ (a)	218	220
Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	2,751	2,808
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 (a)	4,554	4,677
HERO Funding Trust (Cayman Islands)
Series 2015-3A, Class A, 4.28%, 9/20/2041 (a)	2,507	2,665
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	1,126	1,164
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	3,485	3,678
Series 2017-2A, Class A2, 4.07%, 9/20/2048 (a)	3,899	4,064
Hertz Vehicle Financing II LP
Series 2018-1A, Class A, 3.29%, 2/25/2024 (a)	1,400	1,405
Series 2019-3A, Class B, 3.03%, 12/26/2025 (a)	22,245	22,392
Hilton Grand Vacations Trust Series 2020-AA, Class C, 6.42%, 2/25/2039 ‡ (a)	6,942	7,625
Home Partners of America Trust Series 2019-2, Class E, 3.32%, 10/19/2039 ‡ (a)	9,765	9,682
Honda Auto Receivables Owner Trust Series 2018-2, Class A3, 3.01%, 5/18/2022	1,512	1,517
Hyundai Auto Receivables Trust Series 2018-A, Class A3, 2.79%, 7/15/2022	456	456
KGS-Alpha SBA COOF Trust
Series 2012-4, Class A, IO, 0.95%, 9/25/2037 ‡ (a) (k)	6,779	170
Series 2012-2, Class A, IO, 0.98%, 8/25/2038 ‡ (a) (k)	4,724	97
Series 2013-2, Class A, IO, 1.78%, 3/25/2039 ‡ (a) (k)	4,455	179
Lakeview CDO LLC 2.85%, 11/10/2032 ‡ (k)	12,000	11,957
Lending Point Asset Securitization Trust Series 2020-1, Class C, 4.14%, 2/10/2026 ‡ (a)	4,500	4,548
Lendingpoint Asset Securitization Trust Series 2019-2, Class B, 3.73%, 11/10/2025 ‡ (a)	1,851	1,855
LendingPoint Asset Securitization Trust Series 2021-1, Class B, 2.85%, 4/15/2027 (a)	13,636	13,657
Lendingpoint SPE Trust
Series 2020-VFN1, Class A1B, 4.35%, 12/15/2026 (a) (k)	10,491	10,497
Series 2020-VFN1, Class A2B1, 4.35%, 12/15/2026 (a) (k)	7,491	7,496
Lendmark Funding Trust Series 2018-2A, Class D, 6.78%, 4/20/2027 (a)	8,970	9,164
LFT CRE Ltd. (Cayman Islands)
Series 2021-FL1, Class E, 6/15/2039 (a) (j) (k)	12,500	12,500
Series 21-FL1, Class D, 2.55%, 6/15/2039 (a) (j) (k)	14,238	14,238
LP LMS Asset Securitization Trust
Series 2020-1A, Class B, 5.24%, 2/10/2026 ‡ (a)	2,942	3,107
6.17%, 10/15/2028	7,398	7,412
LV Tower 52 Issuer
Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (a)	5,248	5,293
Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (a)	6,265	6,318

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Mariner Finance Issuance Trust Series 2021-AA, Class E, 5.40%, 3/20/2036 ‡ (a)	6,000	6,455
Marlette Funding Trust Series 2020-1A, Class B, 2.38%, 3/15/2030 ‡ (a)	17,500	17,692
Mercury Financial Credit Card Master Trust Series 2021-1A, Class C, 4.21%, 3/20/2026 (a)	10,000	10,037
Mid-State Capital Corp. Trust
Series 2005-1, Class A, 5.75%, 1/15/2040	84	90
Series 2005-1, Class M1, 6.11%, 1/15/2040 ‡	1,998	2,159
Series 2006-1, Class A, 5.79%, 10/15/2040 (a)	1,116	1,191
Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (a)	1,354	1,440
Series 2006-1, Class M2, 6.74%, 10/15/2040 ‡ (a)	541	586
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 2.34%, 3/25/2033 ‡ (k)	242	241
MVW Owner Trust
Series 2019-1A, Class B, 3.00%, 11/20/2036 ‡ (a)	8,718	8,920
Series 2019-1A, Class C, 3.33%, 11/20/2036 ‡ (a)	3,680	3,779
New Century Home Equity Loan Trust
Series 2003-5, Class AI6, 4.93%, 11/25/2033 ‡ (f)	296	303
Series 2005-1, Class M1, 0.77%, 3/25/2035 ‡ (k)	299	298
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	13,075	13,231
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	13,050	13,195
Ocean Beach Spc (Cayman Islands) Series 2020-1I, Class A, 4.00%, 9/26/2022	10,916	10,916
Octane Receivables Trust Series 2019-1A, Class A, 3.16%, 9/20/2023 (a)	5,833	5,890
OL SP LLC
Series 2018, Class C, 4.25%, 5/15/2025 ‡	745	753
Series 2018, Class A, 4.16%, 2/9/2030	2,749	2,867
Series 2018, Class B, 4.61%, 2/9/2030 ‡	859	889
OneMain Direct Auto Receivables Trust Series 2018-1A, Class C, 3.85%, 10/14/2025 (a)	15,882	16,124
OneMain Financial Issuance Trust Series 2019-1A, Class E, 5.69%, 2/14/2031 ‡ (a)	16,475	16,716
Oportun Funding XIII LLC Series 2019-A, Class B, 3.87%, 8/8/2025 ‡ (a)	7,146	7,317
Oportun Issuance Trust
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	6,320	6,361
Series 2021-B, Class C, 3.65%, 5/8/2031 (a)	8,461	8,510
Orange Lake Timeshare Trust
Series 2018-A, Class C, 3.74%, 11/8/2030 ‡ (a)	3,008	3,082
Series 2019-A, Class D, 4.93%, 4/9/2038 ‡ (a)	4,252	4,404
Prestige Auto Receivables Trust Series 2016-2A, Class D, 3.91%, 11/15/2022 (a)	3,078	3,083
Pretium Mortgage Credit Partners I LLC
Series 2020-NPL2, Class A2, 6.17%, 2/27/2060 ‡ (a) (f)	5,000	5,044
Series 2020-NPL3, Class A1, 3.10%, 6/27/2060 ‡ (a) (f)	14,930	15,084
Progress Residential
Series 2021-SFR3, Class E2, 2.69%, 5/17/2026 ‡ (a)	7,330	7,368
Series 2021-SFR1, Class F, 2.76%, 4/17/2038 ‡ (a)	12,000	11,891
Progress Residential Trust
Series 2020-SFR3, Class F, 2.80%, 10/17/2027 ‡ (a)	10,000	10,080
Series 2020-SFR3, Class G, 4.11%, 10/17/2027 (a)	7,000	7,176
Series 2018-SFR2, Class E, 4.66%, 8/17/2035 ‡ (a)	6,750	6,802
Series 2018-SFR3, Class E, 4.87%, 10/17/2035 ‡ (a)	10,490	10,639
Series 2018-SFR3, Class F, 5.37%, 10/17/2035 ‡ (a)	3,000	3,042
Series 2019-SFR4, Class E, 3.44%, 10/17/2036 ‡ (a)	8,180	8,414
Series 2020-SFR2, Class B, 2.58%, 6/17/2037 ‡ (a)	12,081	12,380
Series 2020-SFR2, Class C, 3.08%, 6/17/2037 ‡ (a)	9,097	9,372
Series 2020-SFR2, Class D, 3.87%, 6/17/2037 ‡ (a)	9,656	9,997
Series 2021-SFR2, Class E2, 2.65%, 4/19/2038 ‡ (a)	15,150	15,273
Regional Management Issuance Trust Series 2021-1, Class D, 5.07%, 3/17/2031 ‡ (a)	2,100	2,089
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	1,491	1,592
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	1,679	1,724
Series 2017-2A, Class A, 3.22%, 9/22/2053 (a)	16,776	17,573

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Santander Drive Auto Receivables Trust
Series 2018-1, Class D, 3.32%, 3/15/2024	13,439	13,628
Series 2019-1, Class C, 3.42%, 4/15/2025	6,985	7,050
Series 2019-2, Class D, 3.22%, 7/15/2025	28,260	29,273
Series 2021-2, Class D, 1.35%, 7/15/2027	13,400	13,419
Santander Prime Auto Issuance Notes Trust Series 2018-A, Class E, 5.04%, 9/15/2025 (a)	2,080	2,095
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032 (a)	32,715	34,581
Series 2019-A, Class C, 3.00%, 1/26/2032 (a)	10,750	11,374
Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	7,500	7,904
SCF Equipment Leasing LLC
Series 2019-2A, Class G, 6.00%, 10/20/2031 (a)	10,662	10,919
Series 2020-1A, Class G, 6.00%, 4/20/2032 (a)	2,993	3,063
Series 2021-1A, Class F, 5.52%, 8/20/2032 (a)	40,000	40,320
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 5.74%, 1/25/2036 ‡ (f)	156	157
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class C, 3.94%, 6/20/2035 ‡ (a)	3,987	4,118
Series 2019-1A, Class D, 4.75%, 1/20/2036 ‡ (a)	3,496	3,589
Series 2021-1A, Class D, 3.17%, 11/20/2037 ‡ (a)	9,373	9,471
Soundview Home Loan Trust Series 2007-OPT1, Class 2A1, 0.17%, 6/25/2037 ‡ (k)	961	770
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	694	697
Springleaf Funding Trust Series 2015-BA, Class B, 3.80%, 5/15/2028 ‡ (a)	11,450	11,504
Spruce ABS Trust Series 2016-E1, Class B, 6.90%, 6/15/2028 ‡ (a)	9,290	9,836
Tidewater Auto Receivables Trust Series 2018-AA, Class D, 4.30%, 11/15/2024 (a)	2,214	2,247
Towd Point Mortgage Trust Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 ‡ (a) (f)	10,520	10,636
Tricolor Auto Securitization Trust
Series 2018-2A, Class D, 7.98%, 8/15/2022 (a)	13,927	13,764
Series 2020-1A, Class B, 8.25%, 11/15/2026 (a)	14,295	13,828
Tricon American Homes Trust Series 2019-SFR1, Class F, 3.75%, 3/17/2038 ‡ (a)	7,000	7,165
UAL Pass-Through Trust Series 2007-1, 6.64%, 7/2/2022	667	687
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	475	495
Series 2016-2, Class B, 3.65%, 10/7/2025	1,400	1,388
Series 2014-1, Class A, 4.00%, 4/11/2026	2,506	2,632
Series 2014-2, Class A, 3.75%, 9/3/2026	414	437
Series 2016-1, Class AA, 3.10%, 7/7/2028	1,109	1,146
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,467	1,508
Series 2016-2, Class A, 3.10%, 10/7/2028	819	828
Series 2018-1, Class AA, 3.50%, 3/1/2030	15,898	16,599
Series 2018-1, Class A, 3.70%, 3/1/2030	1,131	1,151
Series 2019-1, Class AA, 4.15%, 8/25/2031	1,416	1,529
Series 2019-1, Class A, 4.55%, 8/25/2031	1,687	1,798
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,789	1,775
US Auto Funding LLC
Series 2019-1A, Class C, 5.34%, 3/15/2023 (a)	5,000	5,087
Series 2018-1A, Class B, 7.50%, 7/15/2023 (a)	2,642	2,705
USASF Receivables LLC
Series 2020-1A, Class B, 3.22%, 5/15/2024 (a)	5,937	6,058
Series 2020-1A, Class C, 5.94%, 8/15/2024 (a)	4,000	4,204
VCAT LLC Series 2020-NPL1, Class A1, 3.67%, 8/25/2050 ‡ (a) (f)	4,281	4,327
Verizon Owner Trust Series 2019-A, Class A1A, 2.93%, 9/20/2023	6,878	6,968
Veros Automobile Receivables Trust Series 2018-1, Class D, 5.74%, 8/15/2025 (a)	6,700	6,746
VM DEBT TRUST Series 2019-1, 9.50%, 5/31/2024	55,000	54,141
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 ‡ (a) (f)	12,613	12,612
Welk Resorts LLC Series 2019-AA, Class C, 3.34%, 6/15/2038 ‡ (a)	5,142	5,286

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Westgate Resorts LLC
Series 2018-1A, Class A, 3.38%, 12/20/2031 (a)	4,926	4,994
Series 2018-1A, Class B, 3.58%, 12/20/2031 ‡ (a)	3,692	3,754
Series 2020-1A, Class C, 6.21%, 3/20/2034 ‡ (a)	15,396	16,289
Westlake Automobile Receivables Trust Series 2018-1A, Class D, 3.41%, 5/15/2023 (a)	440	441
World Financial Network Credit Card Master Trust Series 2019-A, Class A, 3.14%, 12/15/2025	16,200	16,540
World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	12,287	12,394

TOTAL ASSET-BACKED SECURITIES (Cost $2,138,567)		2,191,896

U.S. TREASURY OBLIGATIONS — 11.3%
U.S. Treasury Bonds
8.13%, 8/15/2021	10,000	10,168
8.00%, 11/15/2021	7,920	8,205
5.25%, 2/15/2029	2,500	3,213
4.50%, 5/15/2038	3,890	5,293
3.50%, 2/15/2039	85	103
4.50%, 8/15/2039	91,997	126,223
1.13%, 5/15/2040	42,248	35,219
4.38%, 5/15/2040	511	695
4.75%, 2/15/2041	35,372	50,437
4.38%, 5/15/2041	37,318	50,940
2.75%, 8/15/2042	9,000	9,822
2.75%, 11/15/2042	70,713	77,097
3.63%, 8/15/2043	17,780	22,184
3.75%, 11/15/2043	16,856	21,438
2.50%, 2/15/2045	53,620	55,863
3.00%, 5/15/2045	8,910	10,129
2.88%, 8/15/2045	45,620	50,809
2.50%, 5/15/2046	96,775	100,775
2.75%, 11/15/2047	73,700	80,465
3.38%, 11/15/2048	54,695	67,053
2.38%, 11/15/2049	89,940	91,479
2.00%, 2/15/2050	144,765	135,553
U.S. Treasury Inflation Indexed Bonds 3.63%, 4/15/2028	1,000	2,228
U.S. Treasury Notes
2.13%, 8/15/2021	2,000	2,009
2.88%, 10/15/2021	1,000	1,011
2.13%, 6/30/2022 (m)	6,985	7,138
2.00%, 8/15/2025 (n)	11,953	12,642
1.63%, 5/15/2026	10,909	11,343
1.88%, 7/31/2026	197,103	207,360
1.13%, 2/28/2027	51,774	52,154
1.25%, 3/31/2028	19,705	19,720
1.25%, 4/30/2028	50,460	50,444
1.50%, 2/15/2030	132,273	132,257
U.S. Treasury STRIPS Bonds
2.47%, 5/15/2022 (o)	7,390	7,386
4.47%, 11/15/2022 (o)	5,000	4,991
3.12%, 2/15/2023 (o)	225	224
2.17%, 8/15/2023 (o)	15	15
6.27%, 2/15/2028 (o)	2,615	2,391
2.24%, 5/15/2029 (o)	61,050	53,914
1.69%, 11/15/2030 (o)	15,252	12,927
2.48%, 5/15/2032 (o)	15,038	12,205
1.92%, 5/15/2033 (o)	118,886	93,900
5.28%, 11/15/2033 (o)	24,367	18,970
1.05%, 8/15/2039 (o)	36,140	24,496
3.04%, 8/15/2040 (o)	30,000	19,061
2.96%, 8/15/2041 (o)	94,093	58,070
3.63%, 2/15/2042 (o)	10,721	6,523
3.27%, 5/15/2042 (o)	19,049	11,515
3.39%, 11/15/2042 (o)	7,855	4,686
2.20%, 11/15/2043 (o)	25,730	14,965
1.52%, 2/15/2050 (o)	34,240	17,390

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,874,072)		1,875,098

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.9%
20 Times Square Trust Series 2018-20TS, Class F, 3.10%, 5/15/2035 ‡ (a) (k)	24,120	23,300
ACRE Commercial Mortgage Ltd. (Cayman Islands)
Series 2021-FL4, Class B, 1.50%, 12/18/2037 ‡ (a) (k)	1,570	1,562
Series 2021-FL4, Class C, 1.85%, 12/18/2037 ‡ (a) (k)	9,000	8,955
BAMLL Re-REMIC Trust
Series 2013-FRR2, Class B, PO, 9/26/2022 (a)	8,992	8,515
Series 2014-FRR4, Class BK29, PO, 4/27/2023 (a)	8,600	8,191
Series 2013-FRR3, Class A, PO, 6/26/2023 (a)	14,650	13,431
Series 2016-FR13, Class A, 1.55%, 8/27/2045 (a) (k)	16,500	16,315
Series 2014-FRR5, Class BK37, PO, 1/27/2047 (a)	10,000	8,914
Series 2014-FRR5, Class AK37, 2.48%, 1/27/2047 (a) (k)	15,570	15,576
Series 2014-FRR8, Class A, 2.10%, 11/26/2047 (a) (k)	12,000	11,996

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Bancorp Commercial Mortgage Trust Series 2019-CRE6, Class D, 2.40%, 9/15/2036 ‡ (a) (k)	3,000	2,985
BANK Series 2019-BN19, Class A3, 3.18%, 8/15/2061	10,000	10,851
BBCCRE Trust Series 2015-GTP, Class A, 3.97%, 8/10/2033 (a)	9,400	10,200
BB-UBS Trust
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	13,922	14,819
Series 2012-SHOW, Class E, 4.03%, 11/5/2036 (a) (k)	12,692	10,731
BCRR Trust
Series 2014-FRR1, Class A716, PO, 8/26/2047 (a)	21,000	20,948
Series 2014-FRR1, Class B716, PO, 8/26/2047 ‡ (a)	14,335	14,190
BMD2 Re-REMIC Trust
Series 2019-FRR1, Class 1A1, 2.59%, 5/25/2052 (a) (k)	6,147	6,104
Series 2019-FRR1, Class 1A5, 4.29%, 5/25/2052 (a) (k)	3,395	3,388
BWAY Mortgage Trust Series 2013-1515, Class F, 3.93%, 3/10/2033 ‡ (a) (k)	5,000	5,154
BX
Series 2021-MFM1, Class E, 2.35%, 1/15/2034 ‡ (a) (k)	3,250	3,249
Series 2021-MFM1, Class F, 3.10%, 1/15/2034 ‡ (a) (k)	2,000	2,010
CFCRE Commercial Mortgage Trust Series 2011-C2, Class D, 5.75%, 12/15/2047 ‡ (a) (k)	5,000	5,072
Citigroup Commercial Mortgage Trust Series 2020-GC46, Class A5, 2.72%, 2/15/2053	47,647	50,142
Commercial Mortgage Trust
Series 2013-WWP, Class A2, 3.42%, 3/10/2031 (a)	6,100	6,390
Series 2018-HOME, Class A, 3.82%, 4/10/2033 (a) (k)	23,900	26,399
Series 2020-CBM, Class D, 3.63%, 2/10/2037 ‡ (a) (k)	8,750	8,545
Series 2012-CR2, Class XA, IO, 1.62%, 8/15/2045 ‡ (k)	19,677	221
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	8,032	8,859
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	6,856	7,578
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.02%, 1/15/2049 ‡ (a) (k)	9,356	—	(l)
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class UESC, 4.24%, 10/15/2032 ‡ (a) (k)	19,159	18,829
Series 2015-C3, Class A4, 3.72%, 8/15/2048	12,304	13,514
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (a)	15,200	14,624
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M2, 3.76%, 1/25/2051 (a) (k)	22,534	23,618
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ13, Class A2, 2.86%, 8/25/2022	7,317	7,464
Series KJ18, Class A2, 3.07%, 8/25/2022	3,771	3,851
Series KJ09, Class A2, 2.84%, 9/25/2022	1,659	1,696
Series KJ07, Class A2, 2.31%, 12/25/2022	12,081	12,375
Series K727, Class AM, 3.04%, 7/25/2024	10,471	11,191
Series K048, Class A2, 3.28%, 6/25/2025 (k)	13,500	14,795
Series KC02, Class A2, 3.37%, 7/25/2025	31,000	33,114
Series KS07, Class A2, 2.74%, 9/25/2025	21,600	23,174
Series KJ17, Class A2, 2.98%, 11/25/2025	12,204	13,118
Series K052, Class A2, 3.15%, 11/25/2025	3,791	4,153
Series KS06, Class A2, 2.72%, 7/25/2026	10,080	10,742
Series K058, Class AM, 2.72%, 8/25/2026 (k)	20,000	21,632
Series K061, Class AM, 3.44%, 11/25/2026 (k)	10,012	11,189
Series K063, Class AM, 3.51%, 1/25/2027 (k)	25,610	28,812
Series K065, Class A2, 3.24%, 4/25/2027	6,633	7,403
Series K065, Class AM, 3.33%, 5/25/2027	3,557	3,979
Series KJ26, Class A2, 2.61%, 7/25/2027	19,000	20,450
Series K069, Class A2, 3.19%, 9/25/2027 (k)	10,340	11,539
Series K070, Class A2, 3.30%, 11/25/2027 (k)	6,045	6,787
Series W5FX, Class AFX, 3.21%, 4/25/2028 (k)	9,910	11,031
Series KL05, Class X1P, IO, 0.89%, 6/25/2029 (k)	100,800	6,801
Series KS11, Class AFX2, 2.65%, 6/25/2029	50,000	52,079
Series K152, Class A2, 3.08%, 1/25/2031	8,843	9,817
Series K128, Class X3, IO, 2.79%, 4/25/2031 (k)	12,850	2,863
Series KX04, Class XFX, IO, 1.86%, 1/25/2034 (k)	212,408	22,216
Series K-1520, Class X3, IO, 3.09%, 4/25/2039 (k)	4,450	1,471
Series Q014, Class X, IO, 2.80%, 10/25/2055 (k)	23,543	4,948

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FNMA ACES
Series 2011-M8, Class A2, 2.92%, 8/25/2021	111	111
Series 2013-M7, Class A2, 2.28%, 12/27/2022	1,513	1,550
Series 2014-M3, Class A2, 3.49%, 1/25/2024 (k)	5,336	5,695
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (k)	7,914	8,457
Series 2015-M1, Class A2, 2.53%, 9/25/2024	11,758	12,338
Series 2015-M7, Class A2, 2.59%, 12/25/2024	10,223	10,821
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (k)	11,700	12,514
Series 2015-M5, Class A1, 2.87%, 3/25/2025 (k)	18,630	19,751
Series 2015-M13, Class A2, 2.71%, 6/25/2025 (k)	1,732	1,854
Series 2016-M6, Class A2, 2.49%, 5/25/2026	9,100	9,716
Series 2016-M7, Class A2, 2.50%, 9/25/2026	9,638	10,075
Series 2017-M1, Class A2, 2.42%, 10/25/2026 (k)	9,557	10,227
Series 2017-M3, Class A2, 2.48%, 12/25/2026 (k)	17,000	18,199
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (k)	8,469	9,312
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (k)	10,260	11,293
Series 2018-M2, Class A2, 2.90%, 1/25/2028 (k)	30,000	32,973
Series 2018-M4, Class A2, 3.04%, 3/25/2028 (k)	11,282	12,525
Series 2018-M7, Class A2, 3.05%, 3/25/2028 (k)	30,256	33,557
Series 2018-M10, Class A2, 3.37%, 7/25/2028 (k)	20,853	23,488
Series 2018-M14, Class A2, 3.58%, 8/25/2028 (k)	36,222	41,423
Series 2019-M1, Class A2, 3.55%, 9/25/2028 (k)	57,380	65,913
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	9,390	9,414
Series 2020-M38, Class X2, IO, 1.99%, 11/25/2028 (k)	39,845	4,989
Series 2019-M7, Class A2, 3.14%, 4/25/2029	20,540	22,835
Series 2017-M5, Class A2, 3.16%, 4/25/2029 (k)	30,277	33,864
Series 2019-M12, Class A2, 2.89%, 6/25/2029 (k)	27,815	30,527
Series 2018-M3, Class A2, 3.09%, 2/25/2030 (k)	7,528	8,420
Series 2020-M50, Class A1, 0.67%, 10/25/2030	17,350	17,048
Series 2020-M50, Class A2, 1.20%, 10/25/2030	5,950	5,879
Series 2020-M50, Class X1, IO, 1.92%, 10/25/2030 (k)	101,255	11,429
FREMF Mortgage Trust
Series 2015-K720, Class B, 3.39%, 7/25/2022 (a) (k)	11,227	11,551
Series 2015-K720, Class C, 3.39%, 7/25/2022 (a) (k)	11,500	11,817
Series 2017-K727, Class C, 3.74%, 7/25/2024 (a) (k)	3,200	3,398
Series 2018-KL2B, Class CB, 3.71%, 1/25/2025 (a) (k)	18,173	18,470
Series 2018-KSL1, Class C, 3.83%, 11/25/2025 (a) (k)	17,034	16,770
Series 2018-KBX1, Class C, 3.58%, 1/25/2026 (a) (k)	7,500	6,466
Series 2018-KHG1, Class C, 3.81%, 12/25/2027 (a) (k)	19,610	17,374
Series 2019-KBF3, Class C, 4.86%, 1/25/2029 (a) (k)	26,000	26,081
Series 2019-KL05, Class BHG, 4.37%, 2/25/2029 (a) (k)	3,605	3,667
Series 2013-K25, Class C, 3.62%, 11/25/2045 (a) (k)	4,156	4,307
Series 2014-K38, Class C, 4.63%, 6/25/2047 (a) (k)	4,750	5,183
Series 2014-K39, Class C, 4.15%, 8/25/2047 (a) (k)	7,000	7,603
Series 2015-K721, Class B, 3.56%, 11/25/2047 (a) (k)	2,585	2,675
Series 2014-K40, Class C, 4.07%, 11/25/2047 (a) (k)	8,542	9,245
Series 2015-K718, Class C, 3.53%, 2/25/2048 (a) (k)	4,100	4,170
Series 2015-K45, Class B, 3.59%, 4/25/2048 (a) (k)	8,920	9,673
Series 2015-K46, Class C, 3.69%, 4/25/2048 (a) (k)	3,545	3,752
Series 2015-K48, Class B, 3.64%, 8/25/2048 (a) (k)	16,085	17,561
Series 2015-K51, Class B, 3.95%, 10/25/2048 (a) (k)	2,750	3,036
Series 2016-K55, Class B, 4.16%, 4/25/2049 (a) (k)	10,000	11,185
Series 2016-K56, Class B, 3.94%, 6/25/2049 (a) (k)	3,549	3,929
Series 2016-K722, Class B, 3.85%, 7/25/2049 (a) (k)	8,010	8,457
Series 2017-K68, Class B, 3.84%, 10/25/2049 (a) (k)	9,423	10,417
Series 2016-K59, Class B, 3.58%, 11/25/2049 (a) (k)	4,714	5,142
Series 2017-K61, Class C, 3.68%, 12/25/2049 (a) (k)	5,345	5,675
Series 2017-K63, Class B, 3.87%, 2/25/2050 (a) (k)	11,895	13,130
Series 2017-K63, Class C, 3.87%, 2/25/2050 (a) (k)	5,000	5,332
Series 2018-K74, Class B, 4.09%, 2/25/2051 (a) (k)	10,000	11,169

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FRR Re-REMIC Trust
Series 2018-C1, Class A720, 3.01%, 8/27/2047 (a)	6,500	6,486
Series 2018-C1, Class BK43, 2.86%, 2/27/2048 ‡ (a) (k)	4,000	3,807
Series 2018-C1, Class AK43, 3.05%, 2/27/2048 (a)	5,000	4,943
Series 2018-C1, Class A725, 2.76%, 2/27/2050 (a)	3,000	2,986
Series 2018-C1, Class B725, 3.22%, 2/27/2050 ‡ (a) (k)	6,680	6,535
GS Mortgage Securities Trust Series 2019-GC38, Class A4, 3.97%, 2/10/2052	31,100	35,404
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	16,270	17,310
JPMCC Re-REMIC Trust
Series 2015-FRR2, Class AK36, 2.15%, 12/27/2046 (a) (k)	5,000	5,027
Series 2015-FRR2, Class BK39, PO, 8/27/2047 (a)	4,045	3,578
Series 2015-FRR2, Class AK39, 2.82%, 8/27/2047 (a) (k)	10,600	10,815
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class X1, IO, 0.16%, 8/12/2037 ‡ (a) (k)	2,700	—	(l)
Series 2006-CB15, Class X1, IO, 0.19%, 6/12/2043 ‡ (k)	2,877	1
Series 2010-C2, Class XA, IO, 1.61%, 11/15/2043 ‡ (a) (k)	1,257	2
Series 2006-LDP8, Class X, IO, 0.30%, 5/15/2045 ‡ (k)	63	—	(l)
KKR Industrial Portfolio Trust Series 2021-KDIP, Class F, 2.15%, 12/15/2037 ‡ (a) (k)	5,250	5,237
MF1 Multi-Family Housing Mortgage Loan Trust Series 2019-Q009, Class B, 2.86%, 4/25/2024 ‡ (a) (k)	6,880	6,870
MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 2.70%, 4/15/2038 ‡ (a) (k)	24,400	24,429
ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 1.18%, 12/12/2049 ‡ (a) (k)	69	—	(l)
Morgan Stanley Capital I Trust Series 2007-HQ11, Class X, IO, 0.49%, 2/12/2044 ‡ (a) (k)	256	—	(l)
MRCD MARK Mortgage Trust Series 2019-PARK, Class F, 2.72%, 12/15/2036 ‡ (a)	42,000	41,024
PFP Ltd. (Cayman Islands)
Series 2021-7, Class C, 1.75%, 4/14/2038 ‡ (a) (k)	8,415	8,394
Series 2021-7, Class D, 2.50%, 4/14/2038 ‡ (a) (k)	14,540	14,504
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.28%, 2/13/2053 (a) (k)	71,142	6,294
Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	40,000	41,263
Series RR Trust
Series 2015-1, Class A, PO, 4/26/2048 (a)	3,000	2,767
UBS Commercial Mortgage Trust Series 2012-C1, Class XA, IO, 2.05%, 5/10/2045 (a) (k)	6,408	48
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	2,191	2,208
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA, IO, 1.28%, 5/10/2063 ‡ (a) (k)	11,382	117
Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,560	1,594
VNDO Mortgage Trust Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (a)	5,291	5,448
Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class XC, IO, 0.06%, 12/15/2043 ‡ (a) (k)	395	—	(l)
Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	7,598	8,371
Wells Fargo Re-REMIC Trust Series 2013-FRR1, Class AK16, PO, 12/27/2043 (a)	6,000	5,925
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.24%, 3/15/2045 ‡ (a) (k)	6,640	6,524
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (a)	12,837	13,995

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,701,665)		1,809,203

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.3%
ACC 0.00%, 9/15/2022 ‡	27,794	27,794
Acre
6.25%, 12/22/2021 ‡	9,464	9,369
Series 2017-B, 8.39%, 12/22/2021 ‡	6,764	6,696
Alternative Loan Trust
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	12	12
Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	18	18

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2004-22CB, Class 1A1, 6.00%, 10/25/2034	402		414
Series 2005-23CB, Class A2, 5.50%, 7/25/2035	204		196
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	829		783
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	398		321
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	124		88
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (k)	5		5
Anchor Mortgage Trust Series 2021-1, Class A2, 3.65%, 10/25/2026 (a) (f)	12,857		12,999
Banc of America Alternative Loan Trust Series 2004-6, Class 4A1, 5.00%, 7/25/2019	10		10
Banc of America Funding Trust
Series 2005-E, Class 4A1, 2.97%, 3/20/2035 (k)	13		13
Series 2005-5, Class 3A5, 5.50%, 8/25/2035	1,426		1,486
Series 2005-7, Class 30, PO, 11/25/2035 ‡	42		40
Banc of America Mortgage Trust Series 2004-F, Class 1A1, 2.89%, 7/25/2034 (k)	90		92
Bayview Opportunity Master Fund IVB LP 0.00%, 1/10/2031 ‡ (k)	10,050		10,050
Bayview Opportunity Master Fund Trust Zero Coupon, 1/10/2031 ‡	3,400		3,400
Bear Stearns ARM Trust Series 2003-7, Class 3A, 2.19%, 10/25/2033 (k)	34		34
Bear Stearns Mortgage Securities, Inc. Series 1997-6, Class 1A, 6.30%, 3/25/2031 (k)	1		1
Cascade MH Asset Trust
Series 2021-MH1, Class B1, 4.57%, 2/25/2046 ‡ (a)	2,500		2,558
Series 2021-MH1, Class B2, 5.57%, 2/25/2046 ‡ (a)	2,550		2,609
Chase Mortgage Finance Trust Series 2007-A2, Class 2A1, 2.76%, 6/25/2035 (k)	542		550
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	4		—	(l)
Series 2004-J7, Class 2A2, 4.50%, 8/25/2019	14		14
Series 2004-3, Class A25, 5.75%, 4/25/2034	107		107
Series 2004-5, Class 2A9, 5.25%, 5/25/2034	135		139
Series 2005-22, Class 2A1, 2.61%, 11/25/2035 (k)	204		194
Citicorp Mortgage Securities Trust Series 2006-1, Class 2A1, 5.00%, 2/25/2021	6		6
Citigroup Mortgage Loan Trust, Inc.
Series 2004-UST1, Class A3, 2.23%, 8/25/2034 (k)	49		50
Series 2004-HYB4, Class AA, 0.42%, 12/25/2034 (k)	36		37
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-7, Class 5A1, 4.75%, 8/25/2020	1		—	(l)
Series 2005-1, Class 1A16, 5.50%, 2/25/2035	49		50
Credit Suisse Mortgage Capital Certificates Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (a) (k)	19,194		19,409
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 6A13, 5.50%, 11/25/2035	230		146
Series 2005-10, Class 10A4, 6.00%, 11/25/2035	211		86
CSMA SFR Holdings II (United Kingdom) Zero Coupon, 7/31/2023 ‡	34,079		33,524
CVS Pass-Through Trust
Series 2009, 8.35%, 7/10/2031 (a)	269		353
5.77%, 1/10/2033 (a)	340		406
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 4A, PO, 6/25/2035 ‡	20		17
DLJ Mortgage Acceptance Corp. Series 1993-19, Class A7, 6.75%, 1/25/2024	47		47
FHLMC - GNMA
Series 24, Class J, 6.25%, 11/25/2023	83		87
Series 23, Class KZ, 6.50%, 11/25/2023	11		12
Series 31, Class Z, 8.00%, 4/25/2024	8		9
FHLMC, REMIC
Series 1316, Class Z, 8.00%, 6/15/2022	3		3
Series 1343, Class LB, 7.50%, 8/15/2022	1		1
Series 1351, Class TF, HB, 1,010.00%, 8/15/2022	—	(l)	—	(l)
Series 1456, Class Z, 7.50%, 1/15/2023	3		3
Series 1543, Class VN, 7.00%, 7/15/2023	34		36
Series 1911, Class SD, IF, IO, 10.17%, 7/15/2023 (k)	13		1
Series 2033, Class K, 6.05%, 8/15/2023	44		46
Series 1577, Class PV, 6.50%, 9/15/2023	37		39
Series 1608, Class L, 6.50%, 9/15/2023	66		70

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 3890, Class ET, 5.50%, 11/15/2023	38	40
Series 1630, Class PK, 6.00%, 11/15/2023	25	26
Series 1611, Class Z, 6.50%, 11/15/2023	67	71
Series 1628, Class LZ, 6.50%, 12/15/2023	53	57
Series 2756, Class NA, 5.00%, 2/15/2024	44	46
Series 1671, Class I, 7.00%, 2/15/2024	18	19
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (k)	11	12
Series 1695, Class G, HB, IF, 29.60%, 3/15/2024 (k)	5	6
Series 1710, Class GB, HB, IF, 44.80%, 4/15/2024 (k)	3	4
Series 2989, Class TG, 5.00%, 6/15/2025	105	111
Series 3005, Class ED, 5.00%, 7/15/2025	165	175
Series 4030, Class IL, IO, 3.50%, 4/15/2027	795	48
Series 4060, Class TB, 2.50%, 6/15/2027	4,000	4,176
Series 2022, Class PE, 6.50%, 1/15/2028	12	14
Series 2036, Class PG, 6.50%, 1/15/2028	72	81
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	14	1
Series 2091, Class PG, 6.00%, 11/15/2028	215	243
Series 2116, Class ZA, 6.00%, 1/15/2029	54	61
Series 2148, Class ZA, 6.00%, 4/15/2029	14	16
Series 2995, Class FT, 0.35%, 5/15/2029 (k)	75	76
Series 2530, Class SK, IF, IO, 8.00%, 6/15/2029 (k)	241	35
Series 2201, Class C, 8.00%, 11/15/2029	41	47
Series 3648, Class CY, 4.50%, 3/15/2030	444	491
Series 3737, Class DG, 5.00%, 10/15/2030	132	141
Series 2293, Class ZA, 6.00%, 3/15/2031	79	91
Series 2310, Class Z, 6.00%, 4/15/2031	11	13
Series 2313, Class LA, 6.50%, 5/15/2031	5	5
Series 2325, Class JO, PO, 6/15/2031	46	43
Series 2330, Class PE, 6.50%, 6/15/2031	120	140
Series 2410, Class QB, 6.25%, 2/15/2032	283	324
Series 2534, Class SI, HB, IF, 20.80%, 2/15/2032 (k)	31	45
Series 2427, Class GE, 6.00%, 3/15/2032	504	592
Series 2430, Class WF, 6.50%, 3/15/2032	372	440
Series 2594, Class IV, IO, 7.00%, 3/15/2032	66	8
Series 2643, Class SA, HB, IF, 44.84%, 3/15/2032 (k)	11	21
Series 2466, Class DH, 6.50%, 6/15/2032	71	84
Series 4146, Class KI, IO, 3.00%, 12/15/2032	3,912	419
Series 2543, Class YX, 6.00%, 12/15/2032	202	234
Series 2557, Class HL, 5.30%, 1/15/2033	130	151
Series 2586, IO, 6.50%, 3/15/2033	221	22
Series 2610, Class UI, IO, 6.50%, 5/15/2033	165	35
Series 2764, Class S, IF, 13.50%, 7/15/2033 (k)	26	33
Series 2656, Class AC, 6.00%, 8/15/2033	93	111
Series 2733, Class SB, IF, 7.92%, 10/15/2033 (k)	259	297
Series 3005, Class PV, IF, 12.57%, 10/15/2033 (k)	3	4
Series 2699, Class W, 5.50%, 11/15/2033	204	238
Series 2990, Class SL, HB, IF, 24.12%, 6/15/2034 (k)	15	19
Series 3611, PO, 7/15/2034	51	48
Series 2845, Class QH, 5.00%, 8/15/2034	162	184
Series 2864, Class NS, IF, IO, 6.99%, 9/15/2034 (k)	1	—	(l)
Series 2912, Class EH, 5.50%, 1/15/2035	761	890
Series 4710, Class UV, 4.00%, 2/15/2035	2,000	2,036
Series 3059, Class B, 5.00%, 2/15/2035	4	4
Series 2980, Class QB, 6.50%, 5/15/2035	21	25
Series 3031, Class BN, HB, IF, 21.49%, 8/15/2035 (k)	249	385
Series 3117, Class EO, PO, 2/15/2036	100	93
Series 3134, PO, 3/15/2036	30	28
Series 3152, Class MO, PO, 3/15/2036	198	185
Series 3184, Class YO, PO, 3/15/2036	370	330
Series 3138, PO, 4/15/2036	29	27
Series 3187, Class Z, 5.00%, 7/15/2036	876	995

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 3542, Class TN, IF, 6.00%, 7/15/2036 (k)	18		21
Series 3201, Class IN, IF, IO, 6.14%, 8/15/2036 (k)	157		22
Series 3202, Class HI, IF, IO, 6.55%, 8/15/2036 (k)	708		149
Series 3855, Class AM, 6.50%, 11/15/2036	163		188
Series 3274, Class B, 6.00%, 2/15/2037	74		85
Series 3292, Class DO, PO, 3/15/2037	54		50
Series 3306, Class TC, IF, 2.31%, 4/15/2037 (k)	16		16
Series 3306, Class TB, IF, 2.85%, 4/15/2037 (k)	18		19
Series 3305, Class IW, IF, IO, 6.35%, 4/15/2037 (k)	250		25
Series 3331, PO, 6/15/2037	40		37
Series 3605, Class NC, 5.50%, 6/15/2037	531		619
Series 3383, Class OP, PO, 11/15/2037	76		70
Series 3409, Class DB, 6.00%, 1/15/2038	405		477
Series 3546, Class A, 1.88%, 2/15/2039 (k)	65		67
Series 3531, Class SM, IF, IO, 6.00%, 5/15/2039 (k)	24		4
Series 3572, Class JS, IF, IO, 6.70%, 9/15/2039 (k)	88		13
Series 3592, Class BZ, 5.00%, 10/15/2039	2,156		2,446
Series 3610, Class CA, 4.50%, 12/15/2039	196		219
Series 3609, Class SA, IF, IO, 6.24%, 12/15/2039 (k)	475		74
Series 3653, Class HJ, 5.00%, 4/15/2040	104		119
Series 3677, Class PB, 4.50%, 5/15/2040	1,561		1,720
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (k)	181		193
Series 4796, Class CZ, 4.00%, 5/15/2048	17,315		18,939
Series 4807, Class EZ, 4.00%, 7/15/2048	3,963		4,309
Series 4822, Class ZB, 4.00%, 7/15/2048	5,915		6,381
Series 4830, Class WZ, 4.00%, 9/15/2048	17,233		18,762
FHLMC, STRIPS
Series 186, PO, 8/1/2027	95		94
Series 262, Class 35, 3.50%, 7/15/2042	2,925		3,149
Series 279, Class 35, 3.50%, 9/15/2042	876		937
Series 323, Class 300, 3.00%, 1/15/2044	3,627		3,789
Series 334, Class 300, 3.00%, 8/15/2044	2,908		3,046
FHLMC, Structured Pass-Through Certificates, Whole Loan Series T-76, Class 2A, 1.73%, 10/25/2037 (k)	301		305
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1, 2.33%, 9/25/2034 (k)	95		95
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 3.15%, 12/25/2034 (k)	91		93
FMC GMSR Issuer Trust
3.69%, 2/25/2024	52,515		52,528
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (k)	15,000		15,121
FNMA Trust, Whole Loan
Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	11		12
Series 2003-W6, Class 1A41, 5.40%, 10/25/2042	116		132
Series 2004-W2, Class 1A, 6.00%, 2/25/2044	160		183
Series 2004-W9, Class 1A3, 6.05%, 2/25/2044	270		310
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	44		52
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	109		131
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	190		219
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, IO, 0.50%, 8/25/2041 (k)	11,005		136
Series 2002-T4, IO, 0.40%, 12/25/2041 (k)	23,602		172
Series 2002-T4, Class A2, 7.00%, 12/25/2041	273		322
Series 2002-T4, Class A4, 9.50%, 12/25/2041	454		554
Series 2002-T19, Class A1, 6.50%, 7/25/2042	391		469
Series 2002-T16, Class A2, 7.00%, 7/25/2042	447		540
Series 2004-T2, Class 1A3, 7.00%, 11/25/2043	158		189
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	174		204
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	183		213
Series 2004-T3, Class 14, IO, 0.59%, 2/25/2044 (k)	3,560		39
FNMA, REMIC
Series G-29, Class O, 8.50%, 9/25/2021	—	(l)	—	(l)
Series 1991-141, Class PZ, 8.00%, 10/25/2021	—	(l)	—	(l)
Series 1992-31, Class M, 7.75%, 3/25/2022	1		1

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series G92-30, Class Z, 7.00%, 6/25/2022	—	(l)	—	(l)
Series 1992-101, Class J, 7.50%, 6/25/2022	2		2
Series 1992-79, Class Z, 9.00%, 6/25/2022	1		1
Series G92-62, Class B, PO, 10/25/2022	1		1
Series 1995-4, Class Z, 7.50%, 10/25/2022	15		16
Series 1992-200, Class SK, HB, IF, 24.97%, 11/25/2022 (k)	12		13
Series 1997-37, Class SM, IF, IO, 7.91%, 12/25/2022 (k)	1		—	(l)
Series 2003-17, Class EQ, 5.50%, 3/25/2023	58		60
Series 1993-23, Class PZ, 7.50%, 3/25/2023	1		2
Series 1993-56, Class PZ, 7.00%, 5/25/2023	12		13
Series 1993-60, Class Z, 7.00%, 5/25/2023	7		7
Series 1993-79, Class PL, 7.00%, 6/25/2023	9		9
Series 1993-141, Class Z, 7.00%, 8/25/2023	23		24
Series 1993-149, Class M, 7.00%, 8/25/2023	12		12
Series 1993-205, Class H, PO, 9/25/2023	—	(l)	—	(l)
Series 1993-160, Class ZA, 6.50%, 9/25/2023	18		19
Series 1993-165, Class SA, IF, 19.65%, 9/25/2023 (k)	4		5
Series 1995-19, Class Z, 6.50%, 11/25/2023	87		93
Series 1993-255, Class E, 7.10%, 12/25/2023	4		4
Series 1993-247, Class SM, HB, IF, 29.16%, 12/25/2023 (k)	4		4
Series 1994-29, Class Z, 6.50%, 2/25/2024	46		49
Series 1994-65, Class PK, PO, 4/25/2024	7		7
Series 1997-20, Class D, 7.00%, 3/17/2027	54		59
Series 1997-11, Class E, 7.00%, 3/18/2027	13		15
Series 1997-27, Class J, 7.50%, 4/18/2027	7		8
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	1,273		73
Series 1997-42, Class EG, 8.00%, 7/18/2027	83		94
Series 1997-63, Class ZA, 6.50%, 9/18/2027	50		56
Series 2013-13, Class IK, IO, 2.50%, 3/25/2028	4,668		224
Series 1998-66, Class FB, 0.44%, 12/25/2028 (k)	20		20
Series 1999-47, Class JZ, 8.00%, 9/18/2029	164		190
Series 2000-8, Class Z, 7.50%, 2/20/2030	81		95
Series 2001-36, Class ST, IF, IO, 8.41%, 11/25/2030 (k)	94		15
Series 2001-14, Class Z, 6.00%, 5/25/2031	64		72
Series 2001-16, Class Z, 6.00%, 5/25/2031	92		105
Series 2001-72, Class SB, IF, IO, 7.41%, 12/25/2031 (k)	236		32
Series 2001-81, Class HE, 6.50%, 1/25/2032	443		525
Series 2002-19, Class SC, IF, 14.00%, 3/17/2032 (k)	32		38
Series 2002-56, Class PE, 6.00%, 9/25/2032	497		578
Series 2002-86, Class PG, 6.00%, 12/25/2032	397		471
Series 2012-148, Class IE, IO, 3.00%, 1/25/2033	4,063		456
Series 2003-25, Class KP, 5.00%, 4/25/2033	1,153		1,313
Series 2003-22, Class Z, 6.00%, 4/25/2033	244		285
Series 2003-47, Class PE, 5.75%, 6/25/2033	314		361
Series 2003-64, Class SX, IF, 13.47%, 7/25/2033 (k)	22		28
Series 2003-91, Class SD, IF, 12.35%, 9/25/2033 (k)	5		6
Series 2003-130, Class HZ, 6.00%, 1/25/2034	8,876		10,193
Series 2004-72, Class F, 0.59%, 9/25/2034 (k)	90		91
Series 2005-19, Class PB, 5.50%, 3/25/2035	2,337		2,679
Series 2005-42, Class PS, IF, 16.77%, 5/25/2035 (k)	6		7
Series 2005-51, Class MO, PO, 6/25/2035	16		13
Series 2005-53, Class CS, IF, IO, 6.61%, 6/25/2035 (k)	374		42
Series 2005-65, Class KO, PO, 8/25/2035	64		59
Series 2005-72, Class WS, IF, IO, 6.66%, 8/25/2035 (k)	176		26
Series 2005-84, Class XM, 5.75%, 10/25/2035	88		100
Series 2005-90, Class ES, IF, 16.65%, 10/25/2035 (k)	40		55
Series 2005-106, Class US, HB, IF, 24.23%, 11/25/2035 (k)	39		56
Series 2006-9, Class KZ, 6.00%, 3/25/2036	210		243

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2006-22, Class AO, PO, 4/25/2036	121	113
Series 2006-27, Class OB, PO, 4/25/2036	825	746
Series 2006-27, Class OH, PO, 4/25/2036	39	37
Series 2006-20, Class IB, IF, IO, 6.50%, 4/25/2036 (k)	203	38
Series 2011-19, Class ZY, 6.50%, 7/25/2036	187	225
Series 2006-77, Class PC, 6.50%, 8/25/2036	180	208
Series 2006-110, PO, 11/25/2036	109	101
Series 2006-128, PO, 1/25/2037	105	97
Series 2007-10, Class Z, 6.00%, 2/25/2037	36	42
Series 2007-22, Class SC, IF, IO, 5.99%, 3/25/2037 (k)	34	1
Series 2008-93, Class AM, 5.50%, 6/25/2037	24	24
Series 2007-54, Class IB, IF, IO, 6.32%, 6/25/2037 (k)	3,470	678
Series 2007-68, Class IA, IO, 6.50%, 6/25/2037	13	1
Series 2007-109, Class YI, IF, IO, 6.36%, 12/25/2037 (k)	1,881	362
Series 2008-91, Class SI, IF, IO, 5.91%, 3/25/2038 (k)	492	56
Series 2010-70, Class SA, IF, IO, 6.00%, 4/25/2038 (k)	698	124
Series 2008-62, Class SM, IF, IO, 6.11%, 7/25/2038 (k)	631	83
Series 2009-29, Class LA, 1.37%, 5/25/2039 (k)	299	296
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	224	34
Series 2009-112, Class ST, IF, IO, 6.16%, 1/25/2040 (k)	380	69
Series 2009-112, Class SW, IF, IO, 6.16%, 1/25/2040 (k)	250	33
Series 2010-10, Class NT, 5.00%, 2/25/2040	866	988
Series 2010-49, Class SC, IF, 12.48%, 3/25/2040 (k)	149	190
Series 2010-35, Class SB, IF, IO, 6.33%, 4/25/2040 (k)	449	73
Series 2010-129, Class PZ, 4.50%, 11/25/2040	2,915	3,029
Series 2011-126, Class KB, 4.00%, 12/25/2041	11,439	12,734
Series 2016-33, Class JA, 3.00%, 7/25/2045	13,402	14,220
Series 2016-38, Class NA, 3.00%, 1/25/2046	9,771	10,544
Series 2007-71, Class GZ, 6.00%, 7/25/2047	133	147
Series 2019-20, Class H, 3.50%, 5/25/2049	12,470	13,273
FNMA, REMIC Trust, Whole Loan
Series 2002-W7, Class 1, IO, 0.91%, 6/25/2029 (k)	4,156	85
Series 2001-W3, Class A, 7.00%, 9/25/2041 (k)	180	199
Series 2002-W10, IO, 0.92%, 8/25/2042 (k)	2,111	39
Series 2003-W4, Class 2A, 5.68%, 10/25/2042 (k)	80	92
Series 2004-W11, Class 11, IO, 0.35%, 5/25/2044 (k)	10,467	106
FNMA, REMIC, Whole Loan Series 2009-89, Class A1, 5.41%, 5/25/2035	349	364
FNMA, STRIPS
Series 203, Class 2, IO, 8.00%, 2/25/2023	144	7
Series 266, Class 2, IO, 7.50%, 8/25/2024	34	2
Series 313, Class 1, PO, 6/25/2031	445	415
Series 380, Class S36, IF, IO, 7.81%, 7/25/2037 (k)	119	20
Series 383, Class 68, IO, 6.50%, 9/25/2037	70	13
Series 383, Class 86, IO, 7.00%, 9/25/2037 (k)	41	8
Series 383, Class 69, IO, 6.50%, 10/25/2037 (k)	102	19
FTF 8.00%, 8/15/2024	13,500	7,425
GMACM Mortgage Loan Trust
Series 2003-J10, Class A1, 4.75%, 1/25/2019	13	13
Series 2005-AR3, Class 3A4, 3.31%, 6/19/2035 (k)	54	54
GNMA
Series 2014-60, Class W, 4.20%, 2/20/2029 (k)	824	872
Series 2002-13, Class QA, IF, IO, 7.95%, 2/16/2032 (k)	242	1
Series 2002-84, Class PH, 6.00%, 11/16/2032	406	406
Series 2003-18, Class PG, 5.50%, 3/20/2033	447	481
Series 2003-52, Class SB, IF, 11.37%, 6/16/2033 (k)	48	56
Series 2003-101, Class SK, IF, IO, 6.46%, 10/17/2033 (k)	775	19
Series 2004-2, Class SA, HB, IF, 20.13%, 1/16/2034 (k)	200	261
Series 2004-19, Class KE, 5.00%, 3/16/2034	1,737	1,933
Series 2004-73, Class AE, IF, 14.65%, 8/17/2034 (k)	1	1
Series 2004-86, Class SP, IF, IO, 6.00%, 9/20/2034 (k)	328	31

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2004-90, Class SI, IF, IO, 6.00%, 10/20/2034 (k)	319	50
Series 2010-31, Class SK, IF, IO, 6.00%, 11/20/2034 (k)	205	24
Series 2004-105, Class SN, IF, IO, 6.00%, 12/20/2034 (k)	721	70
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	48	8
Series 2006-26, Class S, IF, IO, 6.40%, 6/20/2036 (k)	491	71
Series 2006-33, Class PK, 6.00%, 7/20/2036	167	192
Series 2009-81, Class A, 5.75%, 9/20/2036	100	113
Series 2007-7, Class EI, IF, IO, 6.10%, 2/20/2037 (k)	785	122
Series 2007-9, Class CI, IF, IO, 6.10%, 3/20/2037 (k)	449	70
Series 2007-17, Class JO, PO, 4/16/2037	52	47
Series 2007-22, Class PK, 5.50%, 4/20/2037	798	911
Series 2007-16, Class KU, IF, IO, 6.55%, 4/20/2037 (k)	539	92
Series 2007-26, Class SC, IF, IO, 6.10%, 5/20/2037 (k)	153	26
Series 2007-24, Class SA, IF, IO, 6.41%, 5/20/2037 (k)	758	137
Series 2009-16, Class SJ, IF, IO, 6.70%, 5/20/2037 (k)	734	109
Series 2008-34, Class OC, PO, 6/20/2037	159	150
Series 2009-106, Class XL, IF, IO, 6.65%, 6/20/2037 (k)	269	49
Series 2009-79, Class OK, PO, 11/16/2037	110	103
Series 2007-67, Class SI, IF, IO, 6.41%, 11/20/2037 (k)	146	27
Series 2008-40, Class SA, IF, IO, 6.30%, 5/16/2038 (k)	576	104
Series 2008-40, Class PS, IF, IO, 6.40%, 5/16/2038 (k)	252	35
Series 2009-77, Class CS, IF, IO, 6.90%, 6/16/2038 (k)	101	3
Series 2008-49, Class PH, 5.25%, 6/20/2038	816	908
Series 2008-55, Class PL, 5.50%, 6/20/2038	714	807
Series 2008-50, Class SA, IF, IO, 6.13%, 6/20/2038 (k)	1,145	158
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	303	43
Series 2009-75, Class IY, IO, 5.50%, 6/20/2039	293	25
Series 2009-72, Class SM, IF, IO, 6.15%, 8/16/2039 (k)	283	43
Series 2010-157, Class OP, PO, 12/20/2040	245	230
Series 2015-157, Class GA, 3.00%, 1/20/2045	584	617
Series 2012-H11, Class FA, 0.81%, 2/20/2062 (k)	4,642	4,681
Series 2012-H18, Class FA, 0.66%, 8/20/2062 (k)	1,114	1,120
Series 2013-H04, Class BA, 1.65%, 2/20/2063	126	127
Series 2013-H20, Class FB, 1.11%, 8/20/2063 (k)	4,179	4,222
Series 2013-H23, Class FA, 1.41%, 9/20/2063 (k)	5,693	5,785
Series 2015-H02, Class HA, 2.50%, 1/20/2065	3,022	3,120
Series 2015-H04, Class FL, 0.58%, 2/20/2065 (k)	6,455	6,492
Series 2015-H23, Class FB, 0.63%, 9/20/2065 (k)	6,147	6,197
Series 2015-H32, Class FH, 0.77%, 12/20/2065 (k)	5,508	5,579
Series 2016-H16, Class FD, 1.02%, 6/20/2066 (k)	8,935	8,943
Series 2016-H17, Class FC, 0.94%, 8/20/2066 (k)	5,583	5,689
Series 2016-H23, Class F, 0.86%, 10/20/2066 (k)	15,103	15,345
Series 2017-H08, Class XI, IO, 2.18%, 3/20/2067 (k)	19,463	1,857
Series 2017-H11, Class XI, IO, 1.56%, 5/20/2067 (k)	51,249	4,505
Series 2017-H14, Class XI, IO, 1.78%, 6/20/2067 (k)	19,284	1,462
Series 2017-H14, Class AI, IO, 2.08%, 6/20/2067 (k)	28,598	2,766
Series 2017-H23, Class FA, 0.59%, 10/20/2067 (k)	26,013	26,198
Series 2019-H09, Class FA, 0.61%, 5/20/2069 (k)	18,731	18,871
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	11,085	11,029
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	65	67
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	74	77
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	76	82
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	40	41
Series 2005-5F, Class 8A1, 0.59%, 6/25/2035 (k)	15	14
Series 2005-5F, Class 8A3, 0.59%, 6/25/2035 (k)	8	8
Series 2007-2F, Class 2A7, 5.75%, 2/25/2037	9	40
Headlands Residential LLC
Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024 (a) (f)	15,000	15,064
Series 2017-RPL1, Class A, 3.88%, 11/25/2024 (a) (f)	11,950	12,048

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025	26,750		26,750
Impac CMB Trust
Series 2004-10, Class 3A1, 0.79%, 3/25/2035 (k)	426		423
Series 2004-10, Class 3A2, 0.89%, 3/25/2035 (k)	266		248
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	6		6
JPMorgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	34		34
Series 2006-A2, Class 5A3, 2.52%, 11/25/2033 (k)	81		82
Series 2006-A2, Class 4A1, 2.74%, 8/25/2034 (k)	116		122
Series 2004-S1, Class 3A1, 5.50%, 9/25/2034	18		19
Series 2004-S2, Class 4A5, 6.00%, 11/25/2034	331		331
Series 2007-A1, Class 5A2, 2.58%, 7/25/2035 (k)	35		36
LHOME Mortgage Trust Series 2019-RTL3, Class A1, 3.87%, 7/25/2024 (a)	10,520		10,618
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 2.70%, 4/21/2034 (k)	28		28
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	10		10
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	1		1
Series 2005-1, Class 5A1, 5.50%, 1/25/2020	—	(l)	—	(l)
Series 2003-7, Class 4A3, 8.00%, 11/25/2033	—	(l)	—	(l)
Series 2003-8, Class 3A1, 5.50%, 12/25/2033	8		8
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	314		327
Series 2004-6, Class 6A1, 6.50%, 7/25/2034	358		378
Series 2004-7, Class 30, PO, 8/25/2034 ‡	26		22
Series 2004-7, Class 3A1, 6.50%, 8/25/2034	23		24
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	(l)	—	(l)
Series 2004-6, Class 3A1, 5.25%, 7/25/2019	—	(l)	—	(l)
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	40		40
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (a)	17		14
Merrill Lynch Mortgage Investors Trust
Series 2004-C, Class A2, 0.86%, 7/25/2029 (k)	81		81
Series 2004-D, Class A3, 1.99%, 9/25/2029 (k)	69		69
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.64%, 4/25/2034 (k)	192		203
Series 2004-7AR, Class 2A6, 2.56%, 9/25/2034 (k)	68		70
MRA Issuance Trust Series 2021-EBO2, Class A, 0.00%, 12/31/2049 (a) (k)	46,000		46,000
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (k)	103		102
New Residential Mortgage Loan Trust Series 2020-RPL2, Class A1, 3.58%, 8/25/2025 (a) (k)	8,424		8,589
P -stlb 9.25%, 10/11/2026 ‡	18,500		18,500
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	42		43
PMT Credit Risk Transfer Trust Series 2021-1R, Class A, 3.01%, 2/27/2024 (a) (k)	32,627		32,627
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (a) (f)	32,843		32,881
Series 2021-NPL1, Class A2, 4.21%, 9/27/2060 (a) (f)	15,500		15,530
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	80		82
PRPM LLC Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (k)	23,050		23,117
RALI Trust
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	2		1
Series 2005-QS5, Class A4, 5.75%, 4/25/2035	1,214		1,173
Residential Asset Securitization Trust
Series 2003-A8, Class A1, 3.75%, 10/25/2018	8		8
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	108		85
RFMSI Trust Series 2005-SA4, Class 1A1, 2.92%, 9/25/2035 (k)	44		40
RSFR Series 2020-1, Class PT, 4.21%, 2/17/2025 (a) (f)	29,557		28,971
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 (a)	17		17
SART
4.75%, 7/15/2024	12,251		12,312
4.76%, 6/15/2025	17,724		17,813

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Seasoned Credit Risk Transfer Trust
Series 2019-3, Class M55D, 4.00%, 10/25/2058 ‡	18,550	20,450
Series 2021-1, Class BXS, 16.90%, 9/25/2060 ‡ (a) (k)	10,550	10,227
Sequoia Mortgage Trust Series 2004-8, Class A2, 0.94%, 9/20/2034 (k)	294	299
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A, 2.70%, 10/25/2034 (k)	102	107
Structured Asset Securities Corp.
Series 2003-37A, Class 2A, 2.24%, 12/25/2033 (k)	80	80
Series 2003-37A, Class 1A, 2.84%, 12/25/2033 (k)	665	687
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-26A, Class 3A5, 2.38%, 9/25/2033 (k)	453	467
Towd Point Mortgage Trust
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (k)	39,303	40,112
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	30,000	30,410
Tricon Frn 0.00%, 1/25/2024 ‡	7,500	7,500
VCAT Asset Securitization LLC Series 2021-NPL3, Class A1, 0.00%, 5/25/2051 (a) (f)	6,328	6,330
Vendee Mortgage Trust
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	184	206
Series 1998-1, Class 2E, 7.00%, 3/15/2028	543	604
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	79	88
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (f)	25,592	25,636
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (a) (f)	17,652	17,669
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (f)	37,742	37,744
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (f)	21,355	21,371
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 2.91%, 8/25/2033 (k)	99	102
Series 2003-AR9, Class 1A6, 2.74%, 9/25/2033 (k)	69	70
Series 2004-AR3, Class A1, 2.60%, 6/25/2034 (k)	26	27
Series 2004-AR3, Class A2, 2.60%, 6/25/2034 (k)	243	250
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	264	271
Series 2004-AR11, Class A, 2.82%, 10/25/2034 (k)	242	250
Series 2005-AR2, Class 2A21, 0.75%, 1/25/2045 (k)	36	35
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	386	388
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA1, Class 2A, 7.00%, 3/25/2034	231	246
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-K, Class 1A2, 2.99%, 7/25/2034 (k)	79	78
Series 2004-U, Class A1, 2.90%, 10/25/2034 (k)	140	139

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,041,150)		1,044,048

FOREIGN GOVERNMENT SECURITIES — 1.0%
Arab Republic of Egypt (Egypt)
3.88%, 2/16/2026 (a)	5,702	5,651
7.50%, 1/31/2027 (e)	3,300	3,753
8.15%, 11/20/2059 (a)	2,900	2,951
Bermuda Government Bond (Bermuda) 4.75%, 2/15/2029 (a)	2,420	2,803
Dominican Republic Government Bond (Dominican Republic)
5.95%, 1/25/2027 (e)	2,500	2,821
4.88%, 9/23/2032 (a)	1,310	1,344
5.30%, 1/21/2041 (a)	5,891	5,903
5.88%, 1/30/2060 (a)	3,545	3,487
Federal Republic of Nigeria (Nigeria)
6.50%, 11/28/2027 (e)	6,550	6,967
7.14%, 2/23/2030 (e)	2,700	2,874
8.75%, 1/21/2031 (e)	3,800	4,337
Islamic Republic of Pakistan (Pakistan) 6.00%, 4/8/2026 (a)	5,784	5,921
Kingdom of Bahrain (Bahrain)
7.00%, 10/12/2028 (e)	2,500	2,796
7.38%, 5/14/2030 (e)	1,400	1,569
5.45%, 9/16/2032 (a)	1,677	1,649
6.00%, 9/19/2044 (e)	1,447	1,349
Province of Alberta (Canada) 3.30%, 3/15/2028	24,500	27,291
Province of Manitoba (Canada) 2.13%, 6/22/2026	1,250	1,317
Province of Quebec (Canada)
7.13%, 2/9/2024	2,220	2,607
6.35%, 1/30/2026	300	368

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Republic of Belarus (Belarus)
6.88%, 2/28/2023 (e)	1,400	1,397
6.38%, 2/24/2031 (a)	2,430	2,195
Republic of Colombia (Colombia) 10.38%, 1/28/2033	370	545
Republic of Cote d’Ivoire (Ivory Coast)
5.75%, 12/31/2032 (e) (f)	1,414	1,422
6.13%, 6/15/2033 (e)	866	921
6.88%, 10/17/2040 (e)EUR	3,400	4,518
Republic of El Salvador (El Salvador) 7.12%, 1/20/2050 (e)	2,965	2,791
Republic of Ghana (Ghana)
Zero Coupon, 4/7/2025 (a)	5,100	4,057
7.63%, 5/16/2029 (e)	2,430	2,483
8.63%, 4/7/2034 (a)	3,267	3,410
8.63%, 6/16/2049 (e)	2,600	2,535
Republic of Kenya (Kenya)
8.00%, 5/22/2032 (e)	5,300	5,969
8.25%, 2/28/2048 (e)	1,500	1,657
Republic of Paraguay (Paraguay)
5.00%, 4/15/2026 (e)	1,500	1,697
5.60%, 3/13/2048 (e)	2,489	2,862
5.40%, 3/30/2050 (e)	7,500	8,535
Republic of Senegal (Senegal) 6.75%, 3/13/2048 (e)	3,800	3,867
Republic of South Africa (South Africa) 4.30%, 10/12/2028	2,442	2,519
Republic of Turkey (Turkey) 4.88%, 4/16/2043	3,600	2,808
Sultanate of Oman Government Bond (Oman)
5.63%, 1/17/2028 (e)	2,850	2,978
6.25%, 1/25/2031 (a)	1,193	1,262
Ukraine Government Bond (Ukraine)
7.75%, 9/1/2023 (e)	4,935	5,333
7.75%, 9/1/2025 (e)	1,910	2,118
United Mexican States (Mexico)
3.75%, 1/11/2028	376	411
5.00%, 4/27/2051	2,420	2,705

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $155,340)		158,753

LOAN ASSIGNMENTS — 0.4%(p)
Auto Components — 0.0% (h)
Adient US LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.59%, 4/10/2028 (b)	4,650	4,654

Chemicals — 0.0% (h)
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 1.95%, 6/1/2024 (b)	1,157	1,151

Construction & Engineering — 0.0% (h)
Thor, Inc. 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 4.25%), 4.25%, 5/15/2025‡ (b)	4,200	4,216

Containers & Packaging — 0.2%
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 2 Month + 3.25%), 3.39%, 4/3/2024 (b)	5,506	5,365
Graham Packaging, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 8/4/2027 (b)	3,478	3,475

		8,840

Diversified Financial Services — 0.0% (h)
Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/1/2027 (b)	6,229	6,238

Diversified Telecommunication Services — 0.0% (h)
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/2/2024 (b)	1,513	1,511

Electrical Equipment — 0.0% (h)
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.86%, 3/2/2027 (b)	3,209	3,195

Food & Staples Retailing — 0.0% (h)
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 7.00%, 4/1/2024 ‡ (b)	281	293
Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 10.75%), 11.75%, 10/1/2024 (b)	1,508	1,312

		1,605

Internet & Direct Marketing Retail — 0.0% (h)
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 10/10/2025 (b) (q)	5,652	5,638

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Leisure Products — 0.0% (h)
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022 ‡ (b) (g)	174	71
FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100 (b) (g)	772	—	(l)

		71

Machinery — 0.0% (h)
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027 (b)	4,443	4,452

Media — 0.0% (h)
Meredith Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.59%, 1/31/2025 (b)	1,866	1,858

Personal Products — 0.0% (h)
Nestle Skin Health, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 10/1/2026 (b)	6,274	6,292

Pharmaceuticals — 0.0% (h)
Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (1 Week LIBOR + 5.50%), 6.50%, 9/6/2024 (b)	608	604

Software — 0.2%
Ascend Learning LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024 (b)	3,184	3,188
Informatica LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 2/25/2027 (b)	5,584	5,549

		8,737

Specialty Retail — 0.0% (h)
AppleCaramel Buyer LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/2027 (b)	3,184	3,187
Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.59%, 12/18/2026 (b) (r)	1,521	1,448

		4,635

TOTAL LOAN ASSIGNMENTS (Cost $62,625)		63,697

U.S. GOVERNMENT AGENCY SECURITIES — 0.3%
Resolution Funding Corp. STRIPS DN, 3.57%, 4/15/2030 (o)	43,000	36,771
3.63%, 4/15/2030 (o)	20,500	17,531

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $47,397)		54,302

	Shares (000)
COMMON STOCKS — 0.2%
Communications Equipment — 0.0% (h)
Goodman Networks, Inc. * ‡	39	—	(l)

Diversified Financial Services — 0.0% (h)
ACC Claims Holdings LLC * ‡ (s)	1,551	6

Energy Equipment & Services — 0.0% (h)
Telford Offshore Holdings Ltd. (Cayman Islands) * ‡	34	—	(l)

Food & Staples Retailing — 0.0% (h)
Moran Foods Backstop Equity * ‡	61	350

Independent Power and Renewable Electricity Producers — 0.0% (h)
Vistra Common Equity *	1	13
Vistra Corp.	3	42

		55

Internet & Direct Marketing Retail — 0.0% (h)
MYT Holding Co. * ‡	935	5,025

Media — 0.0% (h)
Clear Channel Outdoor Holdings, Inc. *	502	1,201
iHeartMedia, Inc., Class A *	126	2,936

		4,137

Multiline Retail — 0.0% (h)
Neiman Marcus Group Restricted Equity *	2	186

Oil, Gas & Consumable Fuels — 0.2%
Chesapeake Energy Corp.	6	295
EP Energy Corp. *	75	6,339
Gulfport Energy Corp. *	56	3,511
Oasis Petroleum, Inc.	20	1,802

		11,947

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Pharmaceuticals — 0.0% (h)
Advanz Pharma Corp. Ltd. (Canada) *	297	5,106

Professional Services — 0.0% (h)
NMG, Inc. *	9	1,039

Specialty Retail — 0.0% (h)
Claire’s Stores, Inc.*‡	2	432

TOTAL COMMON STOCKS (Cost $16,674)		28,283

	Principal Amount ($000)
MUNICIPAL BONDS — 0.2%(t)
California — 0.1%
Alameda County Joint Powers Authority, Multiple Capital Projects Series 2010A, Rev., 7.05%, 12/1/2044	200	314
City of Los Angeles Department of Airports, International Airport Subordinate Series 2009C, Rev., 6.58%, 5/15/2039	1,000	1,315
Regents of the University of California Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	1,820	1,843
State of California, Various Purpose, Build America Bonds GO, 7.35%, 11/1/2039	1,980	3,097
University of California, Taxable Series AD, Rev., 4.86%, 5/15/2112	774	1,032

Total California		7,601

Colorado — 0.0% (h)
Colorado Health Facilities Authority, Covenant Living Communities and Services
Rev., 2.80%, 12/1/2026	1,400	1,430
Rev., 3.36%, 12/1/2030	2,350	2,376

Total Colorado		3,806

District of Columbia — 0.0% (h)
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Series 2014A, Rev., 4.81%, 10/1/2114	345	463

Missouri — 0.0% (h)
Health and Educational Facilities Authority of the State of Missouri, The Washington University Series 2020A, Rev., 3.23%, 5/15/2050	3,000	3,252

New York — 0.0% (h)
New York State Dormitory Authority, State Personal Income Tax, Build America Bonds, General Purpose
Series 2010H, Rev., 5.29%, 3/15/2033	560	683
Series 2010H, Rev., 5.39%, 3/15/2040	1,165	1,524
Port Authority of New York & New Jersey
Series 164, Rev., 5.65%, 11/1/2040	1,450	1,985
Series 165, Rev., 5.65%, 11/1/2040	155	212
Series 174, Rev., 4.46%, 10/1/2062	740	935

Total New York		5,339

Ohio — 0.1%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,040	1,686
Ohio State University (The), General Receipts Series 2011 - A, Rev., 4.80%, 6/1/2111	1,563	2,103
Rev., 5.59%, 12/1/2114	2,000	2,619

Total Ohio		6,408

TOTAL MUNICIPAL BONDS (Cost $22,951)		26,869

	Shares (000)
PREFERRED STOCKS — 0.0% (h)
Communications Equipment — 0.0% (h)
Goodman Networks, Inc. * ‡	46	—	(l)

Internet & Direct Marketing Retail — 0.0% (h)
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	2,070	2,087

Oil, Gas & Consumable Fuels — 0.0% (h)
Gulfport Energy Corp. ‡	— (l)	1,259

TOTAL PREFERRED STOCKS (Cost $3,021)		3,346

CONVERTIBLE PREFERRED STOCKS — 0.0% (h)
Specialty Retail — 0.0% (h)
Claire’s Stores, Inc. * ‡ (Cost $504)	1	2,976

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	No. of Warrants (000)	Value ($000)
WARRANTS — 0.0% (h)
Diversified Telecommunication Services — 0.0% (h)
Windstream Holdings, Inc.expiring 12/31/2049, price 10.75 USD * ‡	6	80

Media — 0.0% (h)
Nmg Research Ltd.expiring 9/24/2027, price 1.00 USD (United Kingdom) * ‡	33	451

Oil, Gas & Consumable Fuels — 0.0% (h)
Chesapeake Energy Corp.expiring 2/9/2026, price 27.63 USD *	17	479
expiring 2/9/2026, price 32.13 USD *	19	476
expiring 2/9/2026, price 36.18 USD *	11	232

		1,187

TOTAL WARRANTS (Cost $ — (l))		1,718

	No. of Rights (000)
RIGHTS — 0.0% (h)
Independent Power and Renewable Electricity Producers — 0.0% (h)
Vistra Corp., expiring 12/31/2049 * ‡ (Cost $ — )	104	122

	Shares (000)
SHORT - TERM INVESTMENTS — 10.5%
INVESTMENT COMPANIES — 10.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (u) (v) (Cost $1,738,369)	1,737,707	1,738,576

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.0% (h)
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11% (u) (v)	120	120
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (u) (v)	371	371

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $491)		491

TOTAL SHORT-TERM INVESTMENTS (Cost $1,738,860)		1,739,067

Total Investments — 103.7% (Cost $16,774,576)		17,213,976
Liabilities in Excess of Other Assets — (3.7)%		(611,136)

Net Assets — 100.0%		16,602,840

Percentages indicated are based on net assets.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2021.
CDO	Collateralized Debt Obligations
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SPC	Special purpose company

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2021.
(c)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2021.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2021.
(g)	Defaulted security.
(h)	Amount rounds to less than 0.1% of net assets.
(i)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2021.
(l)	Amount rounds to less than one thousand.
(m)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(n)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(o)	The rate shown is the effective yield as of May 31, 2021.
(p)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(q)	All or a portion of this security is unsettled as of May 31, 2021. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(r)	Fund is subject to legal or contractual restrictions on the resale of the security.
(s)	The security or a portion of this security is on loan at May 31, 2021. The total value of securities on loan at May 31, 2021 is $2.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(u)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(v)	The rate shown is the current yield as of May 31, 2021.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of May 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	4,773	09/2021	USD	1,053,565	214
U.S. Treasury 5 Year Note	1,296	09/2021	USD	160,471	125
U.S. Treasury 10 Year Ultra Note	998	09/2021	USD	144,476	(287)
U.S. Treasury Ultra Bond	223	09/2021	USD	41,213	(105)

					(53)

Short Contracts
U.S. Treasury 5 Year Note	(346)	09/2021	USD	(42,842)	(36)
U.S. Treasury 10 Year Note	(3,426)	09/2021	USD	(451,696)	(409)
U.S. Treasury Long Bond	(889)	09/2021	USD	(138,906)	380

					(65)

					(118)

Abbreviations

USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of May 31, 2021 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CNY	306,779	USD	47,439	Merrill Lynch International**	6/15/2021	729
KRW	53,264,225	USD	47,484	Citibank, NA**	6/15/2021	325
MXN	969,207	USD	48,436	Citibank, NA	6/15/2021	148
USD	10,902	CLP	7,896,344	BNP Paribas**	6/15/2021	5
USD	10,935	CLP	7,896,048	Citibank, NA**	6/15/2021	38
ZAR	686,580	USD	47,916	Merrill Lynch International	6/15/2021	1,819

Total unrealized appreciation						3,064

CLP	34,984,707	USD	50,290	BNP Paribas**	6/15/2021	(2,009)
USD	4,489	CLP	3,276,013	Citibank, NA**	6/15/2021	(32)
USD	21,862	CLP	15,916,302	Goldman Sachs International**	6/15/2021	(104)
USD	13,715	EUR	11,350	Barclays Bank plc	6/15/2021	(129)

Total unrealized depreciation						(2,274)

Net unrealized appreciation						790

Abbreviations

CLP	Chile Peso
CNY	China Yuan
EUR	Euro
KRW	Korean Republic Won
MXN	Mexican Peso
USD	United States Dollar
ZAR	South African Rand
**	Non-deliverable forward.

Over-the-Counter (“OTC”) Credit default swap contracts outstanding — buy protection (a) as of May 31, 2021 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%) (b)	Notional Amount (c)	Upfront Payments (Receipts) ($) (d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Federative Republic of Brazil, 4.25%, 1/7/2025	1.00	Quarterly	Barclays Bank plc	6/20/2024	1.12	USD 75,000	985	(841)	144

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Centrally Cleared Credit default swap contracts outstanding — buy protection (a) as of May 31, 2021 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%) (b)	Notional Amount (c)	Upfront Payments (Receipts) ($) (d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.EM.25-V2	1.00	Quarterly	6/20/2021	0.49	USD 50,000	43	(149)	(106)

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
USD	United States Dollar

Summary of total OTC swap contracts outstanding as of May 31, 2021 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	985	144

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$1,406,423	$785,473		$2,191,896
Collateralized Mortgage Obligations	—	880,249	163,799		1,044,048
Commercial Mortgage-Backed Securities	—	1,583,063	226,140		1,809,203
Common Stocks
Communications Equipment	—	—	—	(a)	—	(a)
Diversified Financial Services	—	—	6		6
Energy Equipment & Services	—	—	—	(a)	—	(a)
Food & Staples Retailing	—	—	350		350
Independent Power and Renewable Electricity Producers	55	—	—		55
Internet & Direct Marketing Retail	—	—	5,025		5,025
Media	4,137	—	—		4,137
Multiline Retail	186	—	—		186
Oil, Gas & Consumable Fuels	5,608	6,339	—		11,947
Pharmaceuticals	5,106	—	—		5,106
Professional Services	1,039	—	—		1,039
Specialty Retail	—	—	432		432

Total Common Stocks	16,131	6,339	5,813		28,283

Convertible Preferred Stocks	—	—	2,976		2,976
Corporate Bonds
Aerospace & Defense	—	90,161	—		90,161
Air Freight & Logistics	—	11,537	—		11,537
Airlines	—	20,036	—		20,036
Auto Components	—	33,573	—		33,573
Automobiles	—	39,895	—		39,895
Banks	—	890,908	—		890,908
Beverages	—	80,827	—		80,827
Biotechnology	—	113,697	—		113,697
Building Products	—	16,528	—		16,528
Capital Markets	—	400,963	—		400,963
Chemicals	—	74,152	—		74,152
Commercial Services & Supplies	—	52,012	—		52,012
Communications Equipment	—	17,076	—		17,076
Construction & Engineering	—	17,842	—		17,842
Construction Materials	—	5,421	—		5,421
Consumer Finance	—	158,234	—		158,234
Containers & Packaging	—	59,932	—		59,932
Distributors	—	11,699	—		11,699
Diversified Consumer Services	—	8,674	—		8,674
Diversified Financial Services	—	75,981	—		75,981
Diversified Telecommunication Services	—	251,579	—		251,579
Electric Utilities	—	302,234	8		302,242
Electrical Equipment	—	13,546	—		13,546
Electronic Equipment, Instruments & Components	—	13,261	—		13,261
Energy Equipment & Services	—	47,516	—		47,516
Entertainment	—	46,469	—		46,469
Equity Real Estate Investment Trusts (REITs)	—	134,988	—		134,988

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Food & Staples Retailing	$—	$53,055	$—	$53,055
Food Products	—	65,873	—	65,873
Gas Utilities	—	16,526	—	16,526
Health Care Equipment & Supplies	—	37,738	—	37,738
Health Care Providers & Services	—	273,984	—	273,984
Health Care Technology	—	6,297	—	6,297
Hotels, Restaurants & Leisure	—	95,893	—	95,893
Household Durables	—	34,188	—	34,188
Household Products	—	20,124	—	20,124
Independent Power and Renewable Electricity Producers	—	18,817	—	18,817
Industrial Conglomerates	—	1,128	—	1,128
Insurance	—	84,766	—	84,766
Internet & Direct Marketing Retail	—	3,802	—	3,802
IT Services	—	34,960	—	34,960
Leisure Products	—	6,214	—	6,214
Life Sciences Tools & Services	—	5,932	—	5,932
Machinery	—	20,207	—	20,207
Marine	—	2,710	—	2,710
Media	—	297,602	—	297,602
Metals & Mining	—	104,417	—	104,417
Mortgage Real Estate Investment Trusts (REITs)	—	34,445	—	34,445
Multiline Retail	—	7,308	—	7,308
Multi-Utilities	—	32,106	—	32,106
Oil, Gas & Consumable Fuels	—	464,889	127	465,016
Personal Products	—	8,842	—	8,842
Pharmaceuticals	—	156,726	—	156,726
Real Estate Management & Development	—	10,644	—	10,644
Road & Rail	—	60,337	—	60,337
Semiconductors & Semiconductor Equipment	—	81,400	—	81,400
Software	—	102,000	—	102,000
Specialty Retail	—	73,325	—	73,325
Technology Hardware, Storage & Peripherals	—	56,505	—	56,505
Textiles, Apparel & Luxury Goods	—	6,392	—	6,392
Thrifts & Mortgage Finance	—	64,847	—	64,847
Tobacco	—	74,158	—	74,158
Trading Companies & Distributors	—	71,401	—	71,401
Transportation Infrastructure	—	2,022	—	2,022
Water Utilities	—	1,418	—	1,418
Wireless Telecommunication Services	—	94,657	—	94,657

Total Corporate Bonds	—	5,576,396	135	5,576,531

Foreign Government Securities	—	158,753	—	158,753
Loan Assignments
Auto Components	—	4,654	—	4,654
Chemicals	—	1,151	—	1,151
Construction & Engineering	—	—	4,216	4,216
Containers & Packaging	—	8,840	—	8,840
Diversified Financial Services	—	6,238	—	6,238

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Diversified Telecommunication Services	$—	$1,511	$—	$1,511
Electrical Equipment	—	3,195	—	3,195
Food & Staples Retailing	—	1,312	293	1,605
Internet & Direct Marketing Retail	—	5,638	—	5,638
Leisure Products	—	— (a)	71	71
Machinery	—	4,452	—	4,452
Media	—	1,858	—	1,858
Personal Products	—	6,292	—	6,292
Pharmaceuticals	—	604	—	604
Software	—	8,737	—	8,737
Specialty Retail	—	4,635	—	4,635

Total Loan Assignments	—	59,117	4,580	63,697

Mortgage-Backed Securities	—	2,638,067	—	2,638,067
Municipal Bonds	—	26,869	—	26,869
Preferred Stocks	—	—	3,346	3,346
Rights	—	—	122	122
U.S. Government Agency Securities	—	54,302	—	54,302
U.S. Treasury Obligations	—	1,875,098	—	1,875,098
Warrants
Diversified Telecommunication Services	—	—	80	80
Media	—	—	451	451
Oil, Gas & Consumable Fuels	1,187	—	—	1,187

Total Warrants	1,187	—	531	1,718

Short-Term Investments
Investment Companies	1,738,576	—	—	1,738,576
Investment of Cash Collateral from Securities Loaned	491	—	—	491

Total Short-Term Investments	1,739,067	—	—	1,739,067

Total Investments in Securities	$1,756,385	$14,264,676	$1,192,915	$17,213,976

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$3,064	$—	$3,064
Futures Contracts	719	—	—	719
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(2,274)	—	(2,274)
Futures Contracts	(837)	—	—	(837)
Swaps	—	(990)	—	(990)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(118)	$(200)	$—	$(318)

(a)	Amount rounds to less than one thousand.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2021
Investments in Securities:
Asset-Backed Securities	$819,904	$2	$(1,919)	$(52)	$68,779	$(152,719)	$51,478	$—	$785,473
Collateralized Mortgage Obligations	176,369	—	45	(3)	47,217	(59,829)	—	—	163,799
Commercial Mortgage-Backed Securities	182,974	—	1,341	(58)	48,819	(8,504)	1,568	—	226,140
Common Stocks	6,327	(177)	(337)	—	—	—	—	—	5,813
Convertible Preferred Stocks	2,575	151	448	—	—	(198)	—	—	2,976
Corporate Bonds	1,488	138	18	—	1	(1,510)	—	—	135
Loan Assignments	4,922	—	58	6	5	(411)	—	—	4,580
Preferred Stocks	3,225	15	(398)	—	876	(372)	—	—	3,346
Rights	121	—	1	—	—	—	—	—	122
Warrants	80	—	451	—	—	—	—	—	531

Total	$1,197,985	$129	$(292)	$(107)	$165,697	$(223,543)	$53,046	$—	$1,192,915

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2021, which were valued using significant unobservable inputs (level 3), amounted to $3,053.

There were no significant transfers into or out of level 3 for the period ended May 31, 2021.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at May 31, 2021		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$6		Terms of Exchange Offer	Expected Recovery	$0.004 ($0.004)
	—	(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)

Common Stocks	6

	—	(d)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)

Preferred Stocks	—	(d)

	644,267		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (8.92%)
				Constant Default Rate	0.00% - 9.28% (0.05%)
				Yield (Discount Rate of Cash Flows)	0.13% - 5.77% (3.05%)

Asset-Backed Securities	644,267

	35,924		Discounted Cash Flow	Constant Prepayment Rate	5.00% - 100.00% (86.14%)
				Constant Default Rate	0.00% - 2.50% (0.36%)
				Yield (Discount Rate of Cash Flows)	1.39% - 6.22% (3.28%)

Collateralized Mortgage Obligations	35,924

	178,535		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.19%)
				Yield (Discount Rate of Cash Flows)	(1.09)% - 6.57% (4.09%)

Commercial Mortgage-Backed Securities	178,535
	364		Terms of Exchange Offer	Expected Recovery	41.00% - 100.00% (88.47%)

Loan Assignments	364

	80		Market Comparable Companies	EBITDA Multiple (c)	4.8x (4.8x)

Warrants	80

Total	$859,176

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2021, the value of these investments was $333,739. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Senior-ranking securities in the issuing entity capital structure result in this security being valued at zero.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(d)	Amount rounds to less than one thousand.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2021	Shares at May 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (b)	$1,467,826	$1,737,914	$1,467,163	$(26)	$25	$1,738,576	1,737,707	$240		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11% (a) (b)	120	—	—	—	—	120	120	—	(c)	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	371	—	—	—	—	371	371	—	(c)	—

Total	$1,468,317	$1,737,914	$1,467,163	$(26)	$25	$1,739,067		$240		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.
(c)	Amount rounds to less than one thousand.

C. Derivatives — The Fund used derivative instruments including futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions to manage credit risk within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.